AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 24, 1999

                                                      REGISTRATION NO. 333-06701
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         PRE-EFFECTIVE AMENDMENT NO. ___                     [_]
                         POST-EFFECTIVE AMENDMENT NO. 7                      [X]
                                       AND
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [_]
                         POST-EFFECTIVE AMENDMENT NO. 9                      [X]
                        (Check appropriate box or boxes)


                                   ----------

                      PRUCO LIFE FLEXIBLE PREMIUM VARIABLE
                                ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                          PRUCO LIFE INSURANCE COMPANY
                               (Name of Depositor)

                              213 WASHINGTON STREET
                          NEWARK, NEW JERSEY 07102-2992
                                 (888) PRU-2888
    (Address and telephone number of depositor's principal executive offices)

                                   ----------

                                THOMAS C. CASTANO
                               ASSISTANT SECRETARY
                          PRUCO LIFE INSURANCE COMPANY
                              213 WASHINGTON STREET
                          NEWARK, NEW JERSEY 07102-2992
                     (Name and address of agent for service)

                                   Copies to:

      CHRISTOPHER E. PALMER                            LEE D. AUGSBURGER
         SHEA & GARDNER                            ASSISTANT GENERAL COUNSEL
1800 MASSACHUSETTS AVENUE, N.W.                THE PRUDENTIAL INSURANCE COMPANY
     WASHINGTON, D.C. 20036                               OF AMERICA
         (202) 828-2093                                751 BROAD STREET
                                                   NEWARK, NEW JERSEY 07102
                                                       (973) 367-1388


It is proposed that this filing will become effective (Check appropriate space):
     [_] immediately upon filing pursuant to paragraph (b) of Rule 485
     [ ] on ________ pursuant to paragraph (b) of Rule 485
     [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

     [_] on October 25, 1999 pursuant to paragraph (a)(1) of Rule 485



If appropriate, check the following box:
     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      Title of Securities Being Registered:
               Interests in Individual Variable Annuity Contracts

================================================================================

                              CROSS REFERENCE SHEET

                 (AS REQUIRED BY RULE 495(A) UNDER THE 1933 ACT)

     N-4 ITEM NUMBER AND CAPTION                         LOCATION
     ---------------------------                         --------


 PART A
 ------
    1. Cover Page......................................Cover Page

    2. Definitions ....................................Glossary

    3. Synopsis or Highlights..........................Summary

    4. Condensed Financial Information.................Accumulation Unit Values Chart

    5. General Description of Registrant,
       Depositor, and Portfolio........................Cover Page; (Pruco Life Insurance Company, The Separate Account); What
                                                        Investment Options  Can I Choose?; Other Information
    6. Deductions and Expenses.........................Summary; Summary of Contract Expenses; What are the Expenses Associated with the Discovery Select Contract?; Other Information (Sale of the Contract;
                                                        Distributor)

    7. General Description of Variable
        Annuity Contract...............................Cover Page; Summary; Glossary; What is the Discovery Select Variable
                                                        Annuity?; What Investment Options Can I Choose?; Other Information

    8. Annuity Period..................................Summary; What kind of Payments will I Receive during the Income Phase?

    9. Death Benefit...................................Summary; What is the Death Benefit? 10. Purchases and Contract Value
                                                        Summary; What is the Discovery Select Variable Annuity?; Calculating
                                                        Contract Value

   11. Redemptions.....................................Summary;  How Can I Access My Money?; Short Term Cancellation Right or
                                                        "Free Look"
   12. Taxes...........................................Summary; What are the Tax Considerations Associated with the Discovery
                                                         Select Contract?

   13. Legal Proceedings...............................Litigation

   14. Table of Contents of the Statement of
        Additional Information.........................Other Information

 PART B
 ------

   15. Cover Page......................................Cover Page

   16. Table of Contents...............................Table of Contents

   17. General Information and History.................Cover Page; Company

   18. Services........................................Performance Information

   19. Purchase of Securities Being Offered............Part A: Summary; How Can I Purchase A Discovery Select Contract?

   20. Underwriters....................................Part A: Other Information; Part B: Distribution of Discovery Select

   21. Calculation of Performance Data.................Appendix A: Performance Information

   22. Annuity Payments................................Part A: What Kind of Payments Will I Receive During the Income Phase?

  PART C
  ------

   23. Financial Statements............................Part B: Discovery Select Financial Information; Pruco Life Financial
                                                        Information



      Information required to be included in Part C is set forth under the appropriate Item, so numbered in Part C to this Registration Statement.


                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

DISCOVERY SELECT(R)
--------------------------------------------------------------------------------
Variable Annuity
--------------------------------------------------------------------------------


PROSPECTUS: OCTOBER 25, 1999


THIS PROSPECTUS DESCRIBES AN INDIVIDUAL VARIABLE ANNUITY CONTRACT OFFERED BY PRUCO LIFE INSURANCE COMPANY (PRUCO LIFE). PRUCO LIFE IS A WHOLLY OWNED SUBSIDIARY OF THE PRUDENTIAL INSURANCE COMPANY OF AMERICA.

THE FUNDS
---------

Discovery Select offers a wide variety of investment choices, including 24 variable investment options that invest in mutual funds managed by these leading asset managers.

PRUDENTIAL INVESTMENTS
AIM ADVISORS
AMERICAN CENTURY
FRANKLIN ADVISERS
JANUS CAPITAL
MFS
OPPENHEIMER CAPITAL
T. ROWE PRICE
WARBURG PINCUS

PLEASE READ THIS PROSPECTUS
---------------------------

Please read this prospectus before purchasing a Discovery Select variable annuity contract and keep it for future reference. Current prospectuses for each of the underlying mutual funds accompany this prospectus. These prospectuses contain important information about the mutual funds. Please read these prospectuses and keep them for reference.

TO LEARN MORE ABOUT DISCOVERY SELECT
------------------------------------


To learn more about the Discovery Select variable annuity, you can request a copy of the Statement of Additional Information (SAI) dated October 25, 1999. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. Pruco Life also files other reports with the SEC. All of these filings can be reviewed and copied at the SEC's offices, and can also be obtained from the SEC's Public Reference Section, 450-5th Street N.W., Washington, D.C. 20549. The SEC also maintains a Web site (http://www.sec.gov) that contains the Discovery Select SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The Table of Contents of the SAI is on Page 33 of this prospectus.


FOR A FREE COPY OF THE SAI CALL US AT:

-->  (888) PRU-2888 or write to us at:

-->  Pruco Life Insurance Company
     213 Washington Street
     Newark, New Jersey 07102-2992

-->  Prudential Annuity Service Center
     P.O. Box 14215
     New Brunswick, New Jersey 08906

THE SEC HAS NOT DETERMINED THAT THIS CONTRACT IS A GOOD INVESTMENT, NOR HAS THE SEC DETERMINED THAT THIS PROSPECTUS IS COMPLETE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE. INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO RISK, INCLUDING THE POSSIBLE LOSS OF YOUR MONEY. AN INVESTMENT IN DISCOVERY SELECT IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

Contents
--------------------------------------------------------------------------------

PART I: DISCOVERY SELECT PROSPECTUS

SUMMARY

Glossary..........................................4
Summary ..........................................5
Summary of Contract Expenses......................7
Expense Examples..................................9

PART II: DISCOVERY SELECT PROSPECTUS


SECTIONS 1-10


Section 1: What is the Discovery Select
Variable Annuity?................................12
Short Term Cancellation Right or "Free Look".....12

Section 2:  What Investment Options
Can I Choose?....................................13
Variable Investment Options......................13
Fixed Interest-Rate Options......................14
Transfers Among Options..........................14
Dollar Cost Averaging............................14
Asset Allocation Program.........................15
Auto-Rebalancing.................................15
Voting Rights....................................15
Substitution.....................................15

Section 3: What Kind of Payments Will I Receive
During the Income Phase?(Annuitization)..........16
Payment Provisions...............................16
Option 1: Annuity Payments for a
     Fixed Period................................16
Option 2: Life Annuity with 120 Payments
     (10 Years) Certain..........................16
Option 3: Interest Payment Option................16
Option 4: Other Annuity Options..................16

Section 4: What is the Death Benefit?............17
Beneficiary......................................17
Calculation of the Death Benefit.................17


Section 5: What is the Retirement
Income Guarantee?..................................

Section 6: How Can I Purchase a Discovery

Select Contract?...................................
Purchase Payments..................................
Allocation of Purchase Payments....................
Calculating Contract Value.........................


Section 7: What are the Expenses Associated
with the Discovery Select Contract?................

Insurance Charges..................................
Annual Contract Fee................................
Withdrawal Charge..................................
Critical Care Access...............................
Premium Taxes......................................
Transfer Fee.......................................
Company Taxes......................................


Section 8: How Can I Access My Money?..............

Automated Withdrawals..............................
Suspension of Payments or Transfers................


Section 9: What are the Tax Considerations
Associated with the Discovery Select Contract?.....

Taxes Payable by You...............................
Taxes on Withdrawals and Surrender.................
Taxes on Annuity Payments..........................
Penalty Taxes on Withdrawals and
     Annuity Payments .............................
Taxes Payable by Beneficiaries.....................
Withholding of Tax from Distributions..............
Annuity Qualification..............................
Diversification and Investor Control...............
Required Distributions Upon Your Death.............
Changes in the Contract............................
Additional Information.............................
Contracts Held by Tax Favored Plans................


Section 10: Other Information......................

Pruco Life Insurance Company.......................
The Separate Account...............................
Experts............................................
Sale of the Contract and Distributor...............
Assignment.........................................
Financial Statements...............................
Year 2000 Compliance...............................
Statement of Additional Information................
Accumulation Unit Values...........................

Market-Value Adjustment Formula ...................



PART III: VARIABLE INVESTMENT OPTIONS'

PROSPECTUSES

The Prudential Series Fund.........................
AIM Variable Insurance Funds, Inc..................
American Century Variable Portfolios, Inc..........
Janus Aspen Series.................................
MFS Variable Insurance Trust.......................
OCC Accumulation Trust.............................
Templeton Variable Products Series Fund............
T. Rowe Price......................................
Warburg Pincus Trust...............................

Glossary
--------------------------------------------------------------------------------

WE HAVE TRIED TO MAKE THIS PROSPECTUS AS EASY TO READ AND UNDERSTAND AS POSSIBLE. BY THE NATURE OF THE CONTRACT, HOWEVER, CERTAIN TECHNICAL WORDS OR TERMS ARE UNAVOIDABLE. WE HAVE IDENTIFIED THE FOLLOWING AS SOME OF THESE WORDS OR TERMS.

ACCUMULATION PHASE
------------------
The period that begins with the contract date (see below definition) and ends when you start receiving income payments or earlier if the contract is terminated through a full withdrawal or payment of a death benefit.

ANNUITANT
---------
The person whose life determines how long the contract lasts and the amount of income payments that will be paid.

ANNUITY DATE
------------
The date when income payments are scheduled to begin.

BENEFICIARY
-----------
The person(s) or entity you have chosen to receive a death benefit.

CASH VALUE
----------
This is the total value of your contract minus any withdrawal charge(s) or market-value adjustment, if applicable.

CONTRACT DATE
-------------
The date we receive your initial purchase payment and all necessary paperwork in good order at the Prudential Annuity Service Center. Contract anniversaries are measured from the contract date. A contract year starts on the contract date or on a contract anniversary.

CONTRACT OWNER, OWNER OR YOU
----------------------------
The person entitled to the ownership rights under the contract.

CONTRACT VALUE
--------------
The total value of the amounts in a contract allocated to the variable investment options and the interest-rate options as of a particular date.

DEATH BENEFIT
-------------
If the sole or last surviving annuitant dies, the designated person(s) or the beneficiary, will receive, at a minimum, the total amount invested or a potentially greater amount related to market appreciation. See "What is the Death Benefit?" on page 17.

INCOME OPTIONS
--------------
Options under the contract that define the frequency and duration of income payments. In your contract, these are referred to as payout or annuity options.

INTEREST-RATE OPTION
--------------------
An investment option that offers a fixed-rate of interest for either a one-year (fixed-rate option) or a seven-year period (market-value adjustment option).

PRUDENTIAL ANNUITY SERVICE CENTER
---------------------------------
P.O. Box 14215, New Brunswick, New Jersey, 08906. The phone number is 1-888-PRU-2888.

PURCHASE PAYMENTS
-----------------
The amount of money you pay us to purchase the contract. Generally, you can make additional purchase payments at any time during the accumulation phase.


RETIREMENT INCOME GUARANTEE
---------------------------
The Retirement Income Guarantee (RIG) is a feature which provides the option to receive guaranteed minimum income benefits with payments for life with a period certain.


SEPARATE ACCOUNT
----------------
Purchase payments allocated to the variable investment options are held by us in a separate account called the Pruco Life Flexible Premium Variable Annuity Account. The Separate Account is set apart from all of the general assets of Pruco Life.

TAX DEFERRAL
------------
This is a way to increase your assets without currently being taxed. You do not pay taxes on your contract earnings until you take money out of your contract.

VARIABLE INVESTMENT OPTION
--------------------------
When you choose a variable investment option, we purchase shares of the mutual fund which are held as an investment for that option. We hold these shares in the Separate Account. The division of the Separate Account of Pruco Life that invests in a particular mutual fund is referred to in your contract as a subaccount.

                                    [BLANK]

Summary of Sections 1-10
--------------------------------------------------------------------------------


FOR A MORE COMPLETE DISCUSSION OF THE FOLLOWING TOPICS, SEE THE CORRESPONDING
SECTION IN THE PROSPECTUS.

SECTION 1

WHAT IS THE DISCOVERY SELECT VARIABLE ANNUITY?

This variable annuity contract, offered by Pruco Life, is a contract between you, as the owner, and us. The contract allows you to invest on a tax-deferred basis in one or more of 24 variable investment options. There are also two fixed interest rate options which are available in most states. The contract is intended for retirement savings or other long-term investment purposes and provides a death benefit and guaranteed income options.

    The variable investment options are designed to offer the opportunity over the long term for a better return than the fixed interest rate option. However, this is NOT guaranteed. It is possible, due to market changes, that your investments may decrease in value.


    The fixed interest-rate options offer an interest rate that is guaranteed. While your money is in the fixed account, your principal amount is guaranteed and the interest amount that your money will earn is guaranteed by us to always be at least 3.0%. Payments allocated to the fixed interest-rate options become part of Pruco Life's general assets. As a result, the strength of our guarantee is based on the overall financial strength of Pruco Life.


    You can invest your money in any or all of the variable investment options and the interest-rate options. You are allowed 12 transfers each contract year among the variable investment options, without a charge. There are certain restrictions on transfers involving the interest-rate options.

    The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings grow on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase starts when you begin receiving regular payments from your contract. The amount of money you are able to accumulate in your contract during the accumulation phase will help determine the amount of payments you will receive during the income phase. Other factors will affect the amount of your payments such as, age, gender and the payout option you selected.

     For an additional charge, you can elect the Retirement Income Guarantee which guarantees a minimum level of annuity payments during the income phase of your contract.


Free Look. If you change your mind about owning Discovery Select, you may cancel your contract within 10 days after receiving it (or whatever time period is required in the state where the contract was issued).

SECTION 2

WHAT INVESTMENT OPTIONS CAN I CHOOSE?

You can invest your money in any or all of the variable investment options that invest in the mutual funds described in the fund prospectuses provided with this prospectus:

THE PRUDENTIAL SERIES FUND

    Diversified Bond Portfolio
    Diversified Conservative Growth Portfolio
    Equity Income Portfolio
    Equity Portfolio
    Global Portfolio
    High Yield Bond Portfolio
    Money Market Portfolio
    Prudential Jennison Portfolio
    Small Capitalization    Stock Portfolio
    Stock Index Portfolio
    20/20 Focus Portfolio

AIM VARIABLE INSURANCE FUNDS, INC.

    AIM V.I. Growth and Income Fund
    AIM V.I. Value Fund

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

    American Century VP Value

JANUS ASPEN SERIES

    Growth Portfolio
    International Growth Portfolio

MFS VARIABLE INSURANCE TRUST

    Emerging Growth Series
    Research Series

OCC ACCUMULATION TRUST

    Managed Portfolio
    Small Cap Portfolio

Summary of Sections 1-10 continued
--------------------------------------------------------------------------------


TEMPLETON VARIABLE PRODUCTS SERIES FUND

    Franklin Small Cap Investments Fund - Class 2

T.ROWE PRICE

    Equity Series - Equity Income Portfolio
    International Series - International Stock Portfolio

WARBURG PINCUS Trust

    Post-Venture Capital Portfolio

    Depending upon market conditions, you may earn or lose money in any of these options. The value of your contract will fluctuate depending upon the investment performance of the mutual funds used by the variable investment options you choose. Performance information for the variable investment options is provided in the Statement of Additional Information (SAI). Past performance is not a guarantee of future results.


    You can also put your money into one or both of the interest-rate options. The market value adjustment option is not available to residents of Maryland, Oregon and Washington.


SECTION 3

WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE? (ANNUITIZATION)

If you want to receive regular income from your annuity, you can choose one of several options, including guaranteed payments for the annuitant's lifetime. Once you begin receiving regular payments, you cannot change your payment plan.

SECTION 4

WHAT IS THE DEATH BENEFIT?

If the sole or last surviving annuitant dies, the designated person(s) or the beneficiary will receive at a minimum, the total amount invested or a potentially greater amount related to market appreciation.


SECTION 5

WHAT IS THE RETIREMENT INCOME GUARANTEE?

The Retirement Income Guarantee is an optional feature that guarantees a minimum level of annuity payments during the income phase of your contract. If you elect the Retirement Income Guarantee feature, the amount used to provide the income is locked in and applied to guaranteed annuity purchase rates in order to calculate the guaranteed minimum income payments. If the annuity payment that you would receive without this feature would be greater, your income payments will reflect this higher amount.

SECTION 6


HOW CAN I PURCHASE A DISCOVERY SELECT ANNUITY CONTRACT?

You can purchase this contract, under most circumstances, with a minimum initial purchase payment of $10,000. You can add $1,000 or more at any time during the accumulation phase of the contract. Your representative can help you fill out the proper forms.


SECTION 7


WHAT ARE THE EXPENSES ASSOCIATED WITH THE DISCOVERY SELECT CONTRACT?

The contract has insurance features and investment features, and there are costs related to each.

    Each year we deduct a $30 contract maintenance charge if your contract value is less than $50,000. For insurance and administrative costs, we also deduct an annual charge of 1.40% of the average daily value of all assets allocated to the variable investment options. This charge is not assessed against amounts allocated to the interest-rate investment options.


    There are a few states/jurisdictions that assess a premium tax when you begin receiving regular income payments from your annuity. In those states, we will impose a required premium tax charge which can range up to 5%.


    There are also charges associated with the mutual funds. The annual charges of the mutual funds currently range from 0.37% to 1.40% of a fund's average daily assets.


SECTION 8


HOW CAN I ACCESS MY MONEY?

You may take money out at any time during the accumulation phase. Each year, you may withdraw up to 10% of your total purchase payments without charge. Withdrawals greater than 10% of your purchase payments will be subject to a withdrawal charge. This charge decreases 1% each year. After the 7th year, there is no charge for a withdrawal. You may also be subject to income tax and a tax penalty if you make an early withdrawal.

SECTION 9


WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE DISCOVERY SELECT CONTRACT?


Your earnings are not taxed until withdrawn. If you take money out during the accumulation phase, earnings are withdrawn first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings in addition to ordinary taxation. A portion of the payments you receive during the income phase is considered partly a return of your original investment. As a result, that portion of each payment is not taxable as income. Generally, all amounts withdrawn from IRA contracts are fully taxable and subject to the 10% penalty if withdrawn prior to age 59 1/2.

SECTION 10


OTHER INFORMATION

This contract is issued by Pruco Life, a subsidiary of The Prudential Insurance Company of America.

Summary of Contract Expenses
--------------------------------------------------------------------------------


THE PURPOSE OF THIS SUMMARY IS TO HELP YOU TO UNDERSTAND THE COSTS YOU WILL PAY FOR DISCOVERY SELECT. THIS SUMMARY INCLUDES THE EXPENSES OF THE MUTUAL FUNDS USED BY THE VARIABLE INVESTMENT OPTIONS BUT DOES NOT INCLUDE CHARGES FOR ANY PREMIUM TAXES THAT MIGHT BE APPLICABLE IN YOUR STATE.


FOR MORE DETAILED INFORMATION:


More detailed information can be found on page 25 under the section called, "What Are The Expenses Associated With The Discovery Select Variable Annuity?" For more detailed expense information about the mutual funds, please refer to the individual fund prospectuses which you will find at the back of this prospectus.


TRANSACTION EXPENSES
------------------------------------------------
WITHDRAWAL CHARGE (SEE NOTE 1 BELOW)
------------------------------------------------
         During contract year 1               7%
         During contract year 2               6%
         During contract year 3               5%
         During contract year 4               4%
         During contract year 5               3%
         During contract year 6               2%
         During contract year 7               1%

         After contract year 7                0%


TRANSFER FEE (SEE NOTE 2 BELOW)
------------------------------------------------
         first 12 transfers per year     $  0.00
         each transfer after 12          $ 25.00

ANNUAL CONTRACT FEE AND CONTRACT FEE UPON FULL
WITHDRAWAL (SEE NOTE 3 BELOW)


------------------------------------------------
                                         $ 30.00

ANNUAL ACCOUNT EXPENSES
------------------------------------------------------
         AS A PERCENTAGE OF THE AVERAGE ACCOUNT VALUE
         Mortality and Expense Risk:       1.25%
         Administrative Fee:               0.15%
         Total:                            1.40%

         Retirement Income Guarantee       0.25%     (SEE NOTE 4 BELOW)

NOTE 1: AS OF THE BEGINNING OF THE CONTRACT YEAR, YOU MAY WITHDRAW UP TO 10% OF THE TOTAL PURCHASE PAYMENTS PLUS ANY CHARGE-FREE AMOUNT CARRIED OVER FROM THE PREVIOUS CONTRACT YEAR WITHOUT CHARGE. THERE IS NO WITHDRAWAL CHARGE ON ANY WITHDRAWALS MADE UNDER THE CRITICAL CARE ACCESS OPTION (SEE PAGE 20) OR ON ANY AMOUNT USED TO PROVIDE INCOME UNDER THE LIFE ANNUITY WITH 120 PAYMENTS (10 YEARS) CERTAIN OPTION. (SEE PAGE 16). SURRENDER CHARGES ARE WAIVED WHEN A DEATH BENEFIT IS PAID. THERE WILL BE A REDUCTION IN THE WITHDRAWAL CHARGE FOR CONTRACTS ISSUED TO CONTRACTOWNERS WHOSE AGE AT ISSUE IS 84 AND OLDER.

NOTE 2: YOU WILL NOT BE CHARGED FOR TRANSFERS MADE IN CONNECTION WITH DOLLAR COST AVERAGING AND AUTO-REBALANCING

NOTE 3: THIS CHARGE WILL NOT BE MADE ON WITHDRAWALS IF THE VALUE OF YOUR CONTRACT IS $50,000 OR MORE, OR IF THE WITHDRAWALS ARE MADE UNDER THE CRITICAL CARE ACCESS OPTION.

NOTE 4. THE RETIREMENT INCOME GUARANTEE CHARGE IS MADE ONLY WHEN YOU ELECT THIS FEATURE. THE FEE IS BASED ON THE AVERAGE DAILY PROTECTED VALUE.

NOTES FOR ANNUAL MUTUAL FUND EXPENSES:

THESE EXPENSES ARE BASED ON THE HISTORICAL FUND EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS INDICATED. FUND EXPENSES ARE NOT FIXED OR GUARANTEED BY THE DISCOVERY SELECT CONTRACT AND MAY VARY FROM YEAR TO YEAR.

(1) THE PRUDENTIAL SERIES FUND

BECAUSE THIS IS THE FIRST YEAR OF OPERATION FOR DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO AND THE 20/20 FOCUS PORTFOLIO OTHER EXPENSES ARE ESTIMATED BASED ON MANAGEMENT'S PROJECTION OF NON-MANAGEMENT FEE EXPENSES.

(2) AMERICAN CENTURY VARIABLE PORTFOLIOS INC. AND T. ROWE PRICE FUNDS

INVESTMENT MANAGEMENT FEES INCLUDE ORDINARY EXPENSES OF OPERATING THE FUNDS.

(3) JANUS ASPEN SERIES

FEE REDUCTIONS REDUCE THE INVESTMENT MANAGEMENT FEE TO THE LEVELS OF THE CORRESPONDING JANUS RETAIL FUND. JANUS HAS AGREED TO CONTINUE THE APPLICABLE WAIVERS AND FEE REDUCTIONS UNTIL AT LEAST THE NEXT ANNUAL RENEWAL OF THE ADVISORY AGREEMENT.

(4) TEMPLETON VARIABLE PRODUCTS SERIES FUND

FIGURES REFLECT EXPENSES FROM THE FUND'S INCEPTION ON MAY 1, 1998 AND ARE ANNUALIZED. THE MANAGER AGREED IN ADVANCE TO LIMIT MANAGEMENT FEES AND MAKE CERTAIN PAYMENTS TO REDUCE THE FUND'S EXPENSES AS NECESSARY SO THAT TOTAL ACTUAL EXPENSES DID NOT EXCEED 1.25% OF THE FUND'S CLASS 2 NET ASSETS IN 1998. THE MANAGER IS CONTRACTUALLY OBLIGATED TO CONTINUE THIS ARRANGEMENT THROUGH 1999. INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES IN 1998 AFTER THESE WAIVERS WERE 0.15% AND 1.25%. THE FUND MAINTAINS A DISTRIBUTION OR "12B-1 PLAN" FOR CLASS 2 WITH A MAXIMUM ANNUAL OF 0.25% WHICH IS INCLUDED IN OTHER EXPENSES AND IS DISCUSSED IN THE FUND'S PROSPECTUS.

(5) WARBURG PINCUS TRUST

ACTUAL FEES AND EXPENSES FOR THE FISCAL YEAR ENDED DECEMBER 31, 1998 WERE 1.08% AND 0.32% FOR INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES, RESPECTIVELY. FEE WAIVERS AND EXPENSE REIMBURSEMENT OR CREDITS REDUCED FEES AND EXPENSES DURING 1998 BUT MAY BE DISCONTINUED AT ANY TIME.


ANNUAL MUTUAL FUND EXPENSES (AFTER REIMBURSEMENT, IF ANY):
-----------------------------------------------------------------------------------------------------------------------

AS A PERCENTAGE OF EACH PORTFOLIO'S AVERAGE DAILY NET ASSETS

-----------------------------------------------------------------------------------------------------------------------
                                                          INVESTMENT          OTHER     TOTAL CONTRACTUAL TOTAL ACTUAL
                                                        MANAGEMENT FEE      EXPENSES       EXPENSES         EXPENSES*
THE PRUDENTIAL SERIES FUND(1)
-----------------------------------------------------------------------------------------------------------------------
         Diversified Bond Portfolio                          0.40%           0.02%           0.42%           0.42%
         Diversified Conservative Growth Portfolio           0.75%           0.20%           0.95%           0.95%
         Equity Income Portfolio                             0.40%           0.02%           0.42%           0.42%
         Equity Portfolio                                    0.45%           0.02%           0.47%           0.47%
         Global Portfolio                                    0.75%           0.11%           0.86%           0.86%
         High Yield Bond Portfolio                           0.55%           0.03%           0.58%           0.58%
         Money Market Portfolio                              0.40%           0.01%           0.41%           0.41%
         Prudential Jennison Portfolio                       0.60%           0.03%           0.63%           0.63%
         Small Capitalization Stock Portfolio                0.40%           0.07%           0.47%           0.47%
         Stock Index Portfolio                               0.35%           0.02%           0.37%           0.37%
         20/20 Focus Portfolio                               0.75%           0.20%           0.95%           0.95%

AIM VARIABLE INSURANCE FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------------

         AIM V.I. Growth and Income Fund                     0.61%           0.04%           0.65%           0.65%
         AIM V.I. Value Fund                                 0.61%           0.05%           0.66%           0.66%

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC(2)
-----------------------------------------------------------------------------------------------------------------------

         American Century VP Value                           1.00%           0.00%           1.00%           1.00%

JANUS ASPEN SERIES(3)
-----------------------------------------------------------------------------------------------------------------------

         Growth Portfolio                                    0.72%           0.03%           0.75%           0.68%
         International Growth Portfolio                      0.75%           0.20%           0.95%           0.86%

MFS VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------------

         Emerging Growth Series                              0.75%           0.10%           0.85%           0.85%
         Research Series                                     0.75%           0.11%           0.86%           0.86%

OCC ACCUMULATION TRUST
-----------------------------------------------------------------------------------------------------------------------

         Managed Portfolio                                   0.78%           0.04%           0.82%           0.82%
         Small Cap Portfolio                                 0.80%           0.08%           0.88%           0.88%

TEMPLETON VARIABLE PRODUCTS SERIES FUND(4)
-----------------------------------------------------------------------------------------------------------------------

         Franklin Small Cap Investments Fund - Class 2       0.75%           1.25%           2.00%           1.25%

T. ROWE PRICE(2)
-----------------------------------------------------------------------------------------------------------------------

         Equity Series - Equity Income Portfolio             0.85%           0.00%           0.85%           0.85%
         International Series -
           International Stock Portfolio                     1.05%           0.00%           1.05%           1.05%

WARBURG PINCUS TRUST(5)
-----------------------------------------------------------------------------------------------------------------------

         Post-Venture Capital Portfolio                      1.25%           0.45%           1.70%           1.40%

* REFLECTS THE EFFECT MANAGEMENT FEE WAIVERS AND REIMBURSEMENT OF EXPENSES, IF ANY. SEE NOTES ON PAGE 7.

THE "EXPENSES EXAMPLES" ON THE FOLLOWING PAGES ARE CALCULATED USING THE TOTAL ACTUAL EXPENSES.

Expense Examples
--------------------------------------------------------------------------------

THESE EXAMPLES WILL HELP YOU COMPARE THE FEES AND EXPENSES OF THE DIFFERENT VARIABLE INVESTMENT OPTIONS OFFERED BY DISCOVERY SELECT. YOU CAN ALSO USE THE EXAMPLES TO COMPARE THE COST OF DISCOVERY SELECT WITH OTHER VARIABLE ANNUITY CONTRACTS.

EXAMPLE 1: IF YOU WITHDRAW YOUR ASSETS

Example 1 assumes that you invest $10,000 in Discovery Select and that you allocate all of your assets to one of the variable investment options and withdraw all your assets at the end of the time period indicated. The example also assumes that your investment has a 5% return each year and that the mutual fund's operating expenses remain the same. Your actual costs may be higher or lower.


Example 1a: is the same as Example 1, but assumes that you have elected the Retirement Income Guarantee.


EXAMPLE 2: IF DO NOT YOU WITHDRAW YOUR ASSETS

Example 2 assumes that you invest $10,000 in Discovery Select and allocate all of your assets to one of the variable investment options and do not withdraw any of your assets at the end of the time period indicated. The example also assumes that your investment has a 5% return each year and that the mutual fund's operating expenses remain the same. Your actual costs may be higher or lower.


Example 2a is the same as Example 2, but assumes that you have elected the Retirement Income Guarantee.


On the following page are examples of what your costs would be using these assumptions.

NOTES FOR ANNUAL MUTUAL FUND EXPENSES:

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE CHARGES SHOWN IN THE 10 YEAR COLUMN ARE THE SAME FOR EXAMPLE 1 AND EXAMPLE
2. THIS IS BECAUSE AFTER 10 YEARS THE WITHDRAWAL CHARGES ARE NO LONGER DEDUCTED BY US WHEN YOU MAKE A WITHDRAWAL OR WHEN YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.


IF YOUR CONTRACT VALUE IS LESS THAN $50,000, ON YOUR CONTRACT ANNIVERSARY (AND UPON A SURRENDER), WE DEDUCT A $30 FEE. THE EXAMPLES USE AN AVERAGE NUMBER AS THE AMOUNT OF THE ANNUAL CONTRACT FEE. THIS AMOUNT WAS CALCULATED BY TAKING THE TOTAL ANNUAL CONTRACT FEES COLLECTED IN 1998 AND THEN DIVIDING THAT NUMBER BY THE TOTAL ASSETS ALLOCATED TO THE VARIABLE INVESTMENT OPTIONS. BASED ON THIS CALCULATION THE ANNUAL CONTRACT FEE IS INCLUDED AS AN ANNUAL CHARGE OF .023% OF CONTRACT VALUE.


YOUR ACTUAL FEES WILL VARY BASED ON THE AMOUNT OF YOUR CONTRACT AND YOUR SPECIFIC ALLOCATION(S). A TABLE OF ACCUMULATION UNIT VALUES OF INTERESTS IN EACH VARIABLE INVESTMENT OPTION, APPEARS ON PAGE 31. PREMIUM TAXES ARE NOT REFLECTED. IN THESE EXAMPLES. PREMIUM TAXES MAY APPLY DEPENDING ON THE STATE WHERE YOU LIVE.

EXPENSE EXAMPLES 1 AND 2
--------------------------------------------------------------------------------------------------------------------------

                                                     EXAMPLE 1:                         EXAMPLE 2:
                                                     IF YOU WITHDRAW YOUR ASSETS        IF YOU DO NOT WITHDRAW YOUR ASSETS
                                                     -------------------------------    ----------------------------------
                                                     1 YR     3 YRS   5 YRS   10 YRS    1 YR     3 YRS    5 YRS  10 YRS

THE PRUDENTIAL SERIES FUND
--------------------------------------------------------------------------------------------------------------------------
         Diversified Bond Portfolio                   $817    $930    $1147    $2162     $187    $580     $997    $2162
         Diversified Conservative Growth Portfolio    $870   $1090    $1417    $2709     $240    $740    $1267    $2709
         Equity Income Portfolio                      $817    $930    $1147    $2162     $187    $580     $997    $2162
         Equity Portfolio                             $822    $945    $1173    $2215     $192    $595    $1023    $2215
         Global Portfolio                             $861   $1063    $1372    $2618     $231    $713    $1222    $2618
         High Yield Bond Portfolio                    $833    $978    $1229    $2330     $203    $628    $1079    $2330
         Money Market Portfolio                       $816    $926    $1142    $2151     $186    $576     $992    $2151
         Prudential Jennison Portfolio                $838    $994    $1255    $2382     $208    $644    $1105    $2382
         Small Capitalization Stock Portfolio         $822    $945    $1173    $2215     $192    $595    $1023    $2215
         Stock Index Portfolio                        $812    $914    $1121    $2108     $182    $564     $971    $2108
         20/20 Focus Portfolio                        $870   $1090    $1417    $2709     $240    $740    $1267    $2709

AIM VARIABLE INSURANCE FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------------
         AIM V.I. Growth and Income Fund              $840   $1000    $1265    $2403     $210    $650    $1115    $2403
         AIM V.I. Value Fund                          $841   $1003    $1270    $2414     $211    $653    $1120    $2414

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
--------------------------------------------------------------------------------------------------------------------------
         American Century VP Value                    $875   $1105    $1442    $2759     $245    $755    $1292    $2759

JANUS ASPEN SERIES
--------------------------------------------------------------------------------------------------------------------------
         Growth Portfolio                             $843   $1009    $1280    $2434     $213    $659    $1130    $2434
         International Growth Portfolio               $861   $1063    $1372    $2618     $231    $713    $1222    $2618

MFS VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------------
         Emerging Growth Series                       $860   $1060    $1367    $2608     $230    $710    $1217    $2608
         Research Series                              $861   $1063    $1372    $2618     $231    $713    $1222    $2618

OCC ACCUMULATION TRUST
--------------------------------------------------------------------------------------------------------------------------
         Managed Portfolio                            $857   $1051    $1351    $2578     $227    $701    $1201    $2578
         Small Cap Portfolio                          $863   $1069    $1382    $2639     $233    $719    $1232    $2639

TEMPLETON VARIABLE PRODUCTS SERIES FUND
--------------------------------------------------------------------------------------------------------------------------
         Franklin Small Cap Investments
           Fund - Class 2                             $900   $1180    $1566    $3006     $270    $830    $1416    $3006

T.ROWE PRICE
--------------------------------------------------------------------------------------------------------------------------
         Equity Series - Equity Income Portfolio      $860   $1060    $1367    $2608     $230    $710    $1217    $2608
         International Series -
           Intn'l Stock Portfolio                     $880   $1120    $1467    $2809     $250    $770    $1317    $2809

WARBURG PINCUS TRUST
--------------------------------------------------------------------------------------------------------------------------
         Post-Venture Capital Portfolio               $915   $1225    $1640    $3150     $285    $875    $1490    $3150

THESE EXAMPLES DO NOT SHOW PAST OR FUTURE EXPENSES. ACTUAL EXPENSES FOR A PARTICULAR YEAR MAY BE MORE OR LESS THAN THOSE SHOWN IN THE EXAMPLES.




EXPENSE EXAMPLES 1a AND 2a
--------------------------------------------------------------------------------------------------------------------------

                                                     EXAMPLE 1a:                        EXAMPLE 2b:
                                                     IF YOU WITHDRAW YOUR ASSETS        IF YOU DO NOT WITHDRAW YOUR ASSETS
                                                     -------------------------------    ----------------------------------
                                                     1 YR     3 YRS   5 YRS   10 YRS    1 YR     3 YRS    5 YRS  10 YRS
THE PRUDENTIAL SERIES FUND
--------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
--------------------------------------------------------------------------------------------------------------------------
         Diversified Bond Portfolio                   $820    $937    $1160    $2188     $190    $587    $1010    $2188
         Diversified Conservative Growth Portfolio    $873   $1098    $1429    $2734     $243    $748    $1279    $2734
         Equity Income Portfolio                      $820    $937    $1160    $2188     $190    $587    $1010    $2188
         Equity Portfolio                             $825    $952    $1186    $2241     $195    $602    $1036    $2241
         Global Portfolio                             $864   $1071    $1384    $2644     $234    $721    $1234    $2644
         High Yield Bond Portfolio                    $836    $986    $1242    $2356     $206    $636    $1092    $2356
         Money Market Portfolio                       $819    $934    $1155    $2178     $189    $584    $1005    $2178
         Prudential Jennison Portfolio                $841   $1001    $1268    $2408     $211    $651    $1118    $2408
         Small Capitalization Stock Portfolio         $825    $952    $1186    $2241     $195    $602    $1036    $2241
         Stock Index Portfolio                        $815    $922    $1134    $2135     $185    $572     $984    $2135
         20/20 Focus Portfolio                        $873   $1098    $1429    $2734     $243    $748    $1279    $2734

AIM Variable Insurance Funds, Inc.
--------------------------------------------------------------------------------------------------------------------------
         AIM V.I. Growth and Income Fund              $843   $1007    $1278    $2429     $213    $657    $1128    $2429
         AIM V.I. Value Fund                          $844   $1010    $1283    $2439     $214    $660    $1133    $2439

American Century Variable Portfolios, Inc.
--------------------------------------------------------------------------------------------------------------------------
         American Century VP Value                    $878   $1113    $1455    $2784     $248    $763    $1305    $2784

Janus Aspen Series
--------------------------------------------------------------------------------------------------------------------------
         Growth Portfolio                             $846   $1016    $1293    $2460     $216    $666    $1143    $2460
         International Growth Portfolio               $864   $1071    $1384    $2644     $234    $721    $1234    $2644

MFS Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
         Emerging Growth Series                       $863   $1068    $1379    $2634     $233    $718    $1229    $2634
         Research Series                              $864   $1071    $1384    $2644     $234    $721    $1234    $2644

OCC Accumulation Trust
--------------------------------------------------------------------------------------------------------------------------
         Managed Portfolio                            $860   $1059    $1364    $2603     $230    $709    $1214    $2603
         Small Cap Portfolio                          $866   $1077    $1394    $2664     $236    $727    $1244    $2664

Templeton Variable Products Series Fund
--------------------------------------------------------------------------------------------------------------------------
         Franklin Small Cap Investments Fund-Class 2  $903   $1188    $1579    $3030     $273    $838    $1429    $3030

T.Rowe Price
--------------------------------------------------------------------------------------------------------------------------
         Equity Series - Equity Income Portfolio      $863   $1068    $1379    $2634     $233    $718    $1229    $2634
         International Series -
           Intn'l Stock Portfolio                     $883   $1128    $1480    $2834     $253    $778    $1330    $2834

Warburg Pincus Trust
--------------------------------------------------------------------------------------------------------------------------
         Post-Venture Capital Portfolio               $918   $1232    $1653    $3174     $288    $882    $1503    $3174


THESE EXAMPLES DO NOT SHOW PAST OR FUTURE EXPENSES. ACTUAL EXPENSES FOR A PARTICULAR YEAR MAY BE MORE OR LESS THAN THOSE SHOWN IN THE EXAMPLES.

PART II SECTIONS 1-10


--------------------------------------------------------------------------------
DISCOVERY SELECT PROSPECTUS

     1:
WHAT IS THE DISCOVERY SELECT
     VARIABLE ANNUITY?
--------------------------------------------------------------------------------

THE DISCOVERY SELECT VARIABLE ANNUITY IS A CONTRACT BETWEEN YOU, THE OWNER, AND US, THE INSURANCE COMPANY, PRUCO LIFE INSURANCE COMPANY (PRUCO LIFE, WE OR US).

Under our contract or agreement, in exchange for your payment to us, we promise to pay you a guaranteed income stream that can begin any time after the first contract anniversary. (Maryland residents must wait until the end of the seventh contract year.) Your annuity is in the accumulation phase until you decide to begin receiving annuity payments. The date you begin receiving annuity payments is the annuity date. On the annuity date, your contract switches to the income phase.

THIS ANNUITY CONTRACT BENEFITS FROM TAX DEFERRAL.

Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you withdraw money from your contract.

DISCOVERY SELECT IS A VARIABLE ANNUITY CONTRACT.

This means that during the accumulation phase, you can allocate your assets among 24 variable investment options as well as 2 guaranteed interest-rate options. (If you live in Maryland, Oregon or Washington, only a one year interest-rate option is available to you.) If you select a variable investment option, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the mutual fund associated with that variable investment option. Because the mutual funds' portfolios fluctuate in value depending upon market conditions, your contract value can either increase or decrease. This is important, since the amount of the annuity payments you receive during the income phase depends upon the value of your contract at the time you begin receiving payments.


     For an additional charge, you can elect the Retirement Income Guarantee which guarantees a minimum level of annuity payments during the income phase of your contract.


AS MENTIONED ABOVE, DISCOVERY SELECT ALSO CONTAINS TWO GUARANTEED INTEREST-RATE
OPTIONS: a fixed-rate option and a market-value adjustment option. The fixed-rate option offers an interest rate that is guaranteed by us for one year and will always be at least 3.0% per year. The market-value adjustment option guarantees a stated interest rate, generally higher than the fixed-rate option. However, in order to get the full benefit of the stated interest rate, assets in this option must be held for a seven-year period. (The market-value adjustment option is not available to residents of Maryland, Oregon or Washington.)


AS THE OWNER OF THE CONTRACT, YOU HAVE ALL OF THE DECISION-MAKING RIGHTS UNDER THE CONTRACT. You will also be the annuitant unless you designate someone else. The annuitant(s) is the person upon whose death during the accumulation phase, the death benefit is payable. The annuitant is also the person who receives the annuity payments when the income phase begins and whose life is used to determine how much and how long these payments will continue. On and after the annuity date, the annuitant is the owner and may not be changed. The beneficiary becomes the owner when a death benefit is payable.


THE BENEFICIARY IS: the person(s) or entity designated to receive any death benefit if the annuitant(s) dies during the accumulation phase. You may change the beneficiary any time prior to the annuity date by making a written request to us. Your request becomes effective when we approve it.

SHORT TERM CANCELLATION RIGHT OR "FREE LOOK"

If you change your mind about owning Discovery Select, you may cancel your contract within 10 days after receiving it (or whatever period is required by applicable law). You can request a refund by returning the contract either to the representative who sold it to you, or to the Prudential Annuity Service Center at the address shown on the first page of this prospectus. You will receive, depending on applicable law:

o    Your full purchase payment; or

o The amount your contract is worth as of the day we receive your request. This amount may be more or less than your original payment.

     2:
WHAT INVESTMENT OPTIONS
     CAN I CHOOSE?
--------------------------------------------------------------------------------

THE CONTRACT GIVES YOU THE CHOICE OF ALLOCATING YOUR PURCHASE PAYMENTS TO ANY ONE OR MORE OF 24 VARIABLE INVESTMENT OPTIONS, AS WELL AS TWO GUARANTEED INTEREST-RATE OPTIONS.

The 24 variable investment options invest in mutual funds managed by leading investment advisors. Each of these mutual funds has a separate prospectus that is provided with this prospectus. You should read the mutual fund prospectus before you decide to allocate your assets to the variable investment option using that fund.

VARIABLE INVESTMENT OPTIONS

Listed below are the mutual funds in which to the variable investment options invest. Each variable investment option has a different investment objective.

THE PRUDENTIAL SERIES FUND, INC.

o  Diversified Bond Portfolio
o  Diversified Conservative Growth Portfolio
o  Equity Income Portfolio
o  Equity Portfolio
o  Global Portfolio
o  High Yield Bond Portfolio
o  Money Market Portfolio
o  Prudential Jennison Portfolio (domestic equity)
o  Stock Index Portfolio
o  Small Capitalization Stock Portfolio
o  20/20 Focus Fund (domestic equity)

THE PRUDENTIAL SERIES FUND, INC. IS MANAGED BY PRUDENTIAL THROUGH ANOTHER COMPANY IT OWNS CALLED THE PRUDENTIAL INVESTMENT CORPORATION. THE PRUDENTIAL INVESTMENT CORPORATION MANAGES EACH OF THE PORTFOLIOS OF THE PRUDENTIAL SERIES FUND EXCEPT THE PRUDENTIAL JENNISON PORTFOLIO AND THE DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO. FOR THE JENNISON PORTFOLIO, PRUDENTIAL INVESTMENT CORPORATION OVERSEES ANOTHER COMPANY OWNED BY PRUDENTIAL CALLED JENNISON ASSOCIATES CAPITAL CORP. WHICH PROVIDES THE DAY TO DAY INVESTMENT ADVISORY SERVICES. FOR THE DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO, PRUDENTIAL INVESTMENTS CORPORATION OVERSEES THE DREYFUS CORPORATION AND PACIFIC INVESTMENT MANAGEMENT COMPANY, WHICH PROVIDE THE DAY TO DAY INVESTMENT ADVISORY SERVICES.

AIM VARIABLE INSURANCE FUNDS, INC.

o AIM V.I. Growth and Income Fund
o AIM V.I. Value Fund

AIM ADVISORS, INC. SERVES AS INVESTMENT ADVISER TO BOTH OF THESE FUNDS.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

o American Century VP Value

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC. IS THE INVESTMENT ADVISER FOR AMERICAN CENTURY VP VALUE.

JANUS ASPEN SERIES

o Growth Portfolio
o International Growth Portfolio

JANUS CAPITAL CORPORATION SERVES AS INVESTMENT ADVISER TO THE GROWTH PORTFOLIO AND THE INTERNATIONAL GROWTH PORTFOLIO.

MFS VARIABLE INSURANCE TRUST

o Emerging Growth Series
o Research Series (long-term growth and future income)

MASSACHUSETTS FINANCIAL SERVICES COMPANY, A DELAWARE CORPORATION, IS THE INVESTMENT ADVISER TO THE EMERGING GROWTH SERIES AND THE RESEARCH SERIES.

OCC ACCUMULATION TRUST

o Managed Portfolio (equity)
o Small Cap Portfolio

OPCAP ADVISORS IS THE INVESTMENT ADVISER TO THE MANAGED PORTFOLIO AND THE SMALL CAP PORTFOLIO.

T. ROWE PRICE

o T. Rowe Price Equity Series, Inc., Equity Income Portfolio
o T. Rowe Price International Series, Inc., International Stock Portfolio

T. ROWE PRICE ASSOCIATES, INC. IS THE INVESTMENT MANAGER FOR THE EQUITY INCOME PORTFOLIO AND ROWE PRICE-FLEMING INTERNATIONAL, INC. IS THE INVESTMENT MANAGER FOR THE INTERNATIONAL STOCK PORTFOLIO.

TEMPLETON VARIABLE PRODUCTS SERIES FUND

o Franklin Small Cap Investments Fund--Class 2

FRANKLIN ADVISERS, INC. IS THE INVESTMENT MANAGER FOR THIS PORTFOLIO OF THE TEMPLETON VARIABLE PRODUCTS SERIES FUND.

WARBURG PINCUS TRUST

o Post-Venture Capital Portfolio

WARBURG PINCUS COUNSELORS, INC. SERVES AS INVESTMENT ADVISER AND ABBOTT CAPITAL MANAGEMENT, L.P. SERVES AS SUB-

     2:
WHAT INVESTMENT OPTIONS CAN I CHOOSE? continued
--------------------------------------------------------------------------------

INVESTMENT ADVISE FOR THAT PORTION OF THE POST-VENTURE CAPITAL PORTFOLIO ALLOCATED TO PRIVATE LIMITED PARTNERSHIPS OR OTHER INVESTMENT FUNDS.

    Except for the Prudential Series Fund Inc., we are paid by the fund or an affiliate of each fund for administrative and other services that we provide. The amount we receive is based on an annual percentage of the average assets of Discovery Select invested in the fund held by the associated variable investment option.

FIXED INTEREST-RATE OPTIONS

We offer two interest-rate options: a fixed-rate option and a market-value adjustment option (not available in Maryland, Oregon or Washington). We set a one year guaranteed annual interest rate that is always available for the one-year fixed-rate option. For the market-value adjustment option, we set a seven-year guaranteed interest rate.

    When you select one of these options, your payment will earn interest at the established rate for the applicable interest rate period. A new interest rate period is established every time you allocate or transfer money into a fixed interest-rate option. You may have money allocated in more than one interest rate period at the same time. This could result in your money earning interest at different rates and each interest rate period maturing at a different time. While these interest rates may change from time to time, the minimum rate will never be less than 3.0%.

     Payments allocated to either of the fixed interest-rate options become part of Pruco Life's general assets. As a result, the strength of the interest-rate guarantees is based on the overall financial strength of Pruco Life. If Pruco Life suffered a material financial setback, the ability of Pruco Life to meet its financial obligations could be affected.

MARKET VALUE ADJUSTMENT

    If you transfer or withdraw assets or annuitize from the market-value adjustment option before an interest rate period is over, the assets will be subject to a market value adjustment.

    The market-value adjustment may increase or decrease the amount being withdrawn or transferred and may be substantial. The adjustment, whether up or down will never be greater than 40%. The amount of the market-value adjustment is based on the difference between the:

1) Guaranteed interest rate for the amount you are withdrawing or transferring; and

2) Interest rate that is in effect on the date of the withdrawal or transfer.


    The amount of time left in the interest rate period is also a factor. You will find a detailed description of how the market-value adjustment is calculated on page __ of this prospectus. (For contracts issued in Pennsylvania, the description is on page __.)


TRANSFERS AMONG OPTIONS

You can transfer money among the variable investment options and the fixed interest-rate options. Your transfer request may be made by telephone or in writing to the Prudential Annuity Service Center. Only two transfers per month may be made by telephone. After that, all transfer requests must be in writing with an original signature. We have procedures in place to confirm that instructions received by telephone are genuine. We will not be liable for following telephone instructions that we reasonably believe to be genuine. Your transfer request will take effect at the end of the business day on which it was received. Our business day closes, usually at 4:15 p.m. Eastern time.

    YOU CAN MAKE TRANSFERS OUT OF A FIXED INTEREST-RATE OPTION ONLY DURING THE 30-DAY PERIOD FOLLOWING THE END OF AN INTEREST RATE PERIOD. IF YOU TRANSFER MONEY FROM A MARKET-VALUE ADJUSTMENT OPTION AFTER THE 30-DAY PERIOD HAS ENDED, THE MONEY WILL BE SUBJECT TO A MARKET-VALUE ADJUSTMENT.

    During the contract accumulation phase, you can make 12 transfers each contract year, among the investment options, without charge. If you make more than 12 transfers in one contract year, you will be charged $25 for each additional transfer. (Dollar Cost Averaging and Auto-Rebalancing transfers do not count toward the 12 free transfers per year.)

DOLLAR COST AVERAGING

The dollar cost averaging (DCA) feature allows you to systematically transfer either a fixed dollar amount or a percentage out of any variable investment option or the one-year fixed interest-rate option and into any variable investment option(s). You can transfer money to more than one variable investment option. The investment option used for the transfers is designated as the DCA account. You can have these automatic transfers made from the DCA account monthly, quarterly, semiannually or annually. By allocating amounts on a regular schedule instead of allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations.

    Transfers must be at least $100 from your DCA account. After that, transfers will continue automatically until the entire amount in your DCA account has been transferred or until you tell us to discontinue the transfers. If your DCA account balance drops below $100, the entire remaining balance of the account will be transferred on the next transfer date. You can allocate subsequent purchase payments to re-open the DCA account at any time.

    Your transfers will be made on the last calendar day of each transfer period you have selected, provided that the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on a particular transfer date, the transfer will take effect on the next business day.

    Any transfers you make because of dollar cost averaging are not counted toward the 12 free transfers you are allowed per year. This feature is available only during the contract accumulation phase.

ASSET ALLOCATION PROGRAM

We recognize the value of having advice when deciding on the allocation of your money. If you choose to participate in the Asset Allocation Program, your financial professional will give you a questionnaire to complete that will help determine a program that is appropriate for you. Your asset allocation will be prepared based on your answers to the questionnaire. You will not be charged for this service and you are not obligated to participate or to invest according to program recommendations.

AUTO-REBALANCING

Once your money has been allocated among the variable investment options, the actual performance of the investment options may cause your allocation to shift. For example, an investment option that initially holds only a small percentage of your assets could perform much better than another investment option. Over time, this option could increase to a larger percentage of your assets than you desire. You can direct us to automatically rebalance your assets to return to your original allocation or to change allocations by selecting the Auto-Rebalancing feature. The fixed interest-rate options and the DCA account cannot participate in this feature.

    Your rebalancing will be done monthly, quarterly, semiannually or annually based on your choice. The rebalancing will be done on the last calendar day of the period you have chosen, provided that the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on that date, the rebalancing will take effect on the next business day.

    Any transfers you make because of Auto-Rebalancing are not counted toward the 12 free transfers you are allowed per year. This feature is available only during the contract accumulation phase. If you choose auto-rebalancing and dollar cost averaging, auto-rebalancing will take place after the transfers from your DCA account.

VOTING RIGHTS

We are the legal owner of the shares in the mutual funds associated with the variable investment options. However, we vote the shares of the mutual funds according to voting instructions we receive from contractowners. We will mail you a proxy which is a form you need to complete and return to us to tell us how you wish us to vote. When we receive those instructions, we will vote all of the shares we own on your behalf, in accordance with those instructions. We will vote the shares for which we do not receive instructions, and any other shares that we own, in the same proportion as the shares for which instructions are received. We may change the way your voting instructions are calculated if it is required by federal regulation.

SUBSTITUTION

We may substitute one or more of the mutual funds used by the variable investment options. We may also cease to allow investments in existing funds. We would do this only if events such as investment policy changes or tax law changes make the mutual fund unsuitable. We would not do this without the approval of the Securities and Exchange Commission and necessary state insurance department approvals. You will be given specific notice in advance of any substitution we intend to make.

     3:
WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE
     INCOME PHASE?(ANNUITIZATION)
--------------------------------------------------------------------------------


The following payment options are available if you do not elect the Retirement Income Guarantee. The payment options that are available with the Retirement Income Guarantee are discussed in Section 5.

PAYMENT PROVISIONS


The annuitant can begin receiving annuity payments any time after the first contract anniversary. (Maryland residents must wait until after the seventh anniversary.) Annuity payments must begin no later than the contract anniversary that coincides with or follows the annuitant's 90th birthday.

    You may choose among the income plans described below at any time before the annuity date. These plans are called annuity options. During the income phase, all of the annuity options under this contract are fixed annuity options. This means that your participation in the variable investment options ends on the annuity date. If you have not selected an annuity option by the annuity date, the Interest Payment Option (Option 3, described below) will automatically be selected unless prohibited by applicable law.
ONCE THE ANNUITY PAYMENTS BEGIN, YOU CANNOT CHANGE THE ANNUITY OPTION.

OPTION 1
ANNUITY PAYMENTS FOR A FIXED PERIOD

Under this option, we will make equal payments for a period you choose, up to 25 years. The annuity payments may be made monthly, quarterly, semiannually, or annually for as long as the annuitant is alive. If the annuitant dies during the income phase, a lump sum payment will be made to the beneficiary. The amount of the lump sum payment is determined by calculating the present value of the unpaid future payments. This is done by using the interest rate used to compute the actual payments. The interest rate used will always be at least 3.50% a year. For payment periods of 10 years or more, we will waive any withdrawal charge that otherwise would have been applied.

OPTION 2
LIFE ANNUITY WITH 120 PAYMENTS (10 YEARS) CERTAIN

Under this option, we will make annuity payments to the annuitant monthly, quarterly, semiannually, or annually as long as the annuitant is alive. If the annuitant dies before we have made 10 years worth of payments, we will pay the beneficiary the present value of the remaining annuity payments in one lump sum unless the annuitant has specifically instructed that the remaining monthly annuity payments continue to be paid to the beneficiary. The present value of the remaining annuity payments is calculated by using the interest rate used to compute the amount of the original 120 payments. The interest rate used will always be at least 3.50% a year.

OPTION 3
INTEREST PAYMENT OPTION

Under this option, you can choose to have us hold all or a portion of your contract value to accumulate interest. You can receive interest payments on a monthly, quarterly, semiannual, or annual basis or you can allow the interest to accrue on your contract assets. If you have not selected an annuity option by the annuity date, this is the option we will automatically select for you, unless prohibited by applicable law. Under this option, we will pay you interest at an effective rate of at least 3.0% a year.

    This option is not available if your contract is held in an Individual Retirement Account.

OPTION 4
OTHER ANNUITY OPTIONS

We currently offer a variety of other annuity options not described above. At the time you choose to receive your annuity payments, we may make available to you any of the fixed annuity options that are offered at your annuity date.

    You should be aware that depending on your contract date and the annuity option you choose, you may have to pay withdrawal charges.

     4:
WHAT IS THE
     DEATH BENEFIT?
--------------------------------------------------------------------------------

THE DEATH BENEFIT FEATURE PROTECTS THE VALUE OF THE CONTRACT FOR THE
BENEFICIARY.

BENEFICIARY

The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued, unless you change it at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the annuitant or last surviving annuitant dies.


CALCULATION OF THE DEATH BENEFIT IF YOU DO NOT ELECT THE RETIREMENT INCOME GUARANTEE


If the annuitant (or the last surviving annuitant, if there are co-annuitants) dies during the accumulation phase, we will, upon receiving appropriate proof of death, pay a death benefit to the beneficiary designated by the contractowner. If death is prior to age 80, the beneficiary will receive the greater of the following:

o Current value of your contract (as of the time we receive appropriate proof of death); or


o *Guaranteed Minimum Death Benefit -- The Guaranteed Minimum Death Benefit is the greater of:

    1) The highest value of the contract on any contract anniversary date. This is called the "step-up" value. Between anniversary dates, the step-up value is only increased by additional purchase payments and reduced proportionally by withdrawals; or


    2) The "roll-up value" which is the total of all invested purchase payments compounded daily at an effective annual rate of 5.0%, subject to a 200% cap. Both the roll-up and the cap are reduced proportionally by withdrawals.


  * (If you have elected the Retirement Income Guarantee, the Guaranted Minimum Death Benefit is referred to in your contract as the "Protected Value." The Retirement Income Guarantee is discussed in Section 5.)

    If death is on or after 80, the beneficiary will receive the greater of: 1) the current contract value as of the date that due proof of death is received, or 2) the Guaranteed Minimum Death Benefit as of age 80, increased by additional purchase payments, and reduced proportionally by the withdrawals. For this purpose, an annuitant is deemed to reach age 80 on the contract anniversary on or following the annuitant's actual 80th birthday.

    If the sole or older annuitant is age 80 or older at the time the contract is issued, upon death, the beneficiary will receive the greater of: 1) current contract value as of the date that due proof of death is received; or 2) the total purchase payments reduced proportionally by withdrawals.


    Here is an example of a proportional reduction:

    If an owner withdrew 50% of a contract valued at $100,000 and if the step-up value was $80,000, the new step-up value following the withdrawal, would be $40,000 or 50% of what it had been prior to the withdrawal.

    If the contractowner and annuitant are not the same, the death benefit is payable only in the event of the death of a sole annuitant or last surviving annuitant, not the death of the contractowner.

    Certain terms of this death benefit are limited in Oregon. This death benefit was enhanced in January, 1998, to provide for the Guaranteed Minimum Death Benefit. Certain contractowners must have elected an endorsement in order for this enhanced death benefit to apply. See the Statement of Additional Information (SAI) for details.


CALCULATION OF THE DEATH BENEFIT IF YOU ELECT THE RETIREMENT INCOME
GUARANTEE

If you have elected the Retirement Income Guarantee feature, your death benefit is based on the protected value described in Section 5, "What is the Retirement Income Guarantee?"

     If a sole or last surviving annuitant dies before the annuity date, we will, upon receipt of appropriate proof of death, pay a death benefit to your beneficiary that will be calculated as follows:

    o IF THE SOLE OR OLDER ANNUITANT IS UNDER AGE 80 on the date the contract was issued your beneficiary will receive a death benefit equal to the greater of:

        a) the contract fund as of the date we receive due proof of death and any other required documentation; or

        b) the protected value as of the date we receive due proof of death and any other required documentation.

    o IF THE SOLE OR OLDER ANNUITANT IS AGE 80 OR OVER on the date the contract was issued, your beneficiary will receive a death benefit equal to the greater of:

        a) the contract fund as of the date we receive due proof of death and any other required documentation; or

        b) the initial invested purchase payment increased by subsequent invested purchase payments and reduced proportionately by withdrawals.

     5:

WHAT IS THE
     RETIREMENT INCOME GUARANTEE?
--------------------------------------------------------------------------------

THE RETIREMENT INCOME GUARANTEE PROVIDES THE CONTRACTOWNER WITH THE CHOICE OF RECEIVING A GUARANTEED MINIMUM INCOME AMOUNT WITH PAYMENTS FOR LIFE WITH A PERIOD CERTAIN. THE RETIREMENT INCOME GUARANTEE FEATURE MUST BE ELECTED AT THE TIME YOU PURCHASE YOUR CONTRACT. IF YOU DO NOT CHOOSE TO ELECT THE RETIREMENT INCOME GUARANTEE WHEN YOU PURCHASE YOUR CONTRACT, YOU WILL NOT BE GIVEN ANOTHER OPPORTUNITY TO DO SO. IF YOU CHOOSE THIS FEATURE, YOU WILL BE CHARGED AN ADDITIONAL FEE AND THERE WILL BE A SPECIFIC PAYOUT CALCULATION USED TO DETERMINE YOUR FIXED PAYMENT AMOUNT. BEFORE PAYMENTS BEGIN, THERE IS A WAITING PERIOD WHICH IS CALCULATED BASED ON YOUR AGE WHEN THE CONTRACT IS ISSUED. THIS WAITING PERIOD IS DISCUSSED IN MORE DETAIL ON PAGE ___. AFTER YOUR CONTRACT WAITING PERIOD HAS ELAPSED, YOU MAY EXERCISE THE RETIREMENT INCOME GUARANTEE FEATURE.

PROTECTED VALUE

During the accumulation phase, we will be calculating a "protected value" which will be applied to the guaranteed annuity purchase rates to provide a guaranteed minimum income during the income phase of your contract.

    The protected value is calculated daily in exactly the same way as the Guaranteed Minimum Death Benefit, using the "step-up" and "roll-up" calculations as discussed in Section 4 (see page ).

    After the contract anniversary coinciding with or next following the sole or older annuitant's 80th birthday, the protected value can only be increased by subsequent invested purchase payments made on or after the contract anniversary. This means that we do not increase the protected value by the effective annual interest rate or by any appreciation in the contract fund. If you make a withdrawal on or after the contract anniversary, we still reduce the protected value proportionally by the effect of that withdrawal. This means that the withdrawal reduces those values in the same proportion as it reduces the contract fund. We calculate the proportion by dividing the amount of the contract fund after the withdrawal (including withdrawal charges) by the amount of the contract fund immediately prior to the withdrawal. The resulting percentage is multiplied by the applicable values (before the withdrawal) to determine the protected value.

Because we do not impose a new waiting period for each subsequent purchase payment, we reserve the right to limit subsequent purchase payments if we discover that by the timing of your purchase payments and withdrawals, your protected value is increasing in ways that are not intended. In determining whether to limit purchase payments, we will look at purchase payments which are disproportionately larger than the initial purchase payment and other actions that may artificially increase the protected value.

RETIREMENT INCOME GUARANTEE PAYOUT AMOUNT

After first deducting charges for any applicable taxes attributable to premiums, the Retirement Income Guarantee payout amount will equal the greater of:

o the protected value as of the date the Retirement Income Guarantee payout option is effective applied to the guaranteed annuity purchase rates and based on the period certain as described below; or

o the amount of the contract fund as of the date the Retirement Income Guarantee payout option is effective applied to the current annuity purchase rates then in use and based on the period certain as described below.

GUARANTEED ANNUITY PURCHASE RATES:

The guaranteed annuity purchase rates are contained in the contract and are based on the following:

o   Guaranteed Interest Rate

The guaranteed interest rate used to calculate the guaranteed annuity purchase rates is based on the interest rate in effect on the contract anniversary immediately preceding the date the Retirement Income Guarantee payout option is effective:

 Contract Anniversary             Guaranteed Interest Rate
 --------------------             ------------------------
 10 through 14                          3.0%
 15 or more                             3.5%

o   Guaranteed Mortality Rate

The guaranteed mortality rate used to calculate the guaranteed annuity purchase rates is based on the Annuity 2000 valuation mortality table, with two-year age setbacks, ten-year generational setback and projected mortality improvements (50% of Scale G).

5: WHAT IS THE RETIREMENT INCOME GUARANTEE? CONTINUED

RETIREMENT INCOME GUARANTEE ANNUITY PAYOUT OPTIONS:

There are two annuity payout options available:

OPTION 1

Single Life Payout Option

Under this option, we will make monthly payments for as long as the annuitant lives, with payments for a period certain. You may also choose to have the payments made quarterly, semiannually or annually. No payments are due after the death of the annuitant or, if later, the end of the period certain.

OPTION 2

Joint Life Payout Option

Under this option, we will make monthly payments for a period certain and after that during the joint lifetime of the annuitant and co-annuitant. You may also choose to have the payments made quarterly, semiannually or annually. Upon the death of the annuitant or co-annuitant, payments will continue during the remaining lifetime of the survivor at 100% of the original monthly payment if the survivor is the annuitant. If the survivor is the co-annuitant the payment amount will be 50% of the original monthly payment. No payments are due after the death of the survivor of the annuitant and co-annuitant or, if later, the end of the period certain.

    The period certain is based on the annuitant's age on the date the Retirement Income Guarantee payout option is effective. The following chart shows how the period certain is determined:

 Age                                 Period Certain
 ---                                 --------------
 80 or less                             10 years
 81                                      9 years
 82                                      8 years
 83                                      7 years
 84                                      6 years
 85-90                                   5 years

    There is no right of withdrawal under either payout option.

EXERCISE OF THE RETIREMENT INCOME GUARANTEE PAYOUT OPTION

The exercise period for the Retirement Income Guarantee payout option begins on any contract anniversary date after the end of the applicable waiting period as shown in the chart below. The exercise period ends thirty days after that contract anniversary date, but no later than the contract anniversary following the annuitant's 90th birthday. You may exercise the Retirement Income Guarantee payout option by contacting us at the Prudential Annuity Service Center. We will then provide you with the necessary forms and inform you of any other information that we require. The exercise of the Retirement Income Guarantee payout option will be effective when we receive all required documentation at the Prudential Annuity Service Center.

    Waiting Period: The following chart shows how the waiting period is determined:

                             Contract Anniversary on which
Annuitant's Issue Age           Waiting Period Ends
---------------------           -------------------
         45                             15
         46                             14
         47                             13
         48                             12
         49                             11
         50-70                          10

RETIREMENT INCOME GUARANTEE FEE

This fee is for assuming the risks associated with the Retirement Income Guarantee. The fee is equal to 0.25% of the average daily protected value and will be deducted:

o   on each contract anniversary;

o   upon revocation of the Retirement Income Guarantee;

o upon choice of an option under Part 1 of the "Payout Provisions" section of the contract;

o   upon a full withdrawal; or

o upon a partial withdrawal if the amount remaining in your contract fund after the partial withdrawal is not enough to cover the then applicable Retirement Income Guarantee fee.

The fee is pro-rated based on the portion of the contract year for which the Retirement Income Guarantee was in effect.

    The fee will be withdrawn from each investment option in the same proportion that the value allocated to an investment option bears to the total amount of the contract fund. If you make a full withdrawal or if the amount remaining in your contract fund after a partial withdrawal is not enough to cover the then applicable Retirement Income Guarantee fee, the Retirement Income Guarantee fee is deducted from the amount paid.

    You will not be charged a Retirement Income Guarantee fee:

o   after the annuity date;

o   after the exercise of the Retirement Income Guarantee payout option; or

o   after revocation of the Retirement Income Guarantee option.

REVOCATION OF THE RETIREMENT
INCOME GUARANTEE

Your election of the Retirement Income Guarantee is revocable at any time after the seventh contract anniversary and prior to the date on which the exercise of the Retirement Income Guarantee payout option is effective. We must receive a written notice to discontinue this benefit. The benefit will be discontinued effective as of the date written notice is received in good order by us at the Prudential Annuity Service Center. Once the benefit has been discontinued, you may not elect it again.

OTHER RETIREMENT INCOME
GUARANTEE PROVISIONS

If a co-annuitant becomes the annuitant due to the death of the original annuitant: the following rules will apply:

o the waiting period will be based on the age of the original annuitant on the date the contract was issued; and

o the payout amount and period certain under Option 1 will be based on the co-annuitant's age on the date the exercise of the Retirement Income Guarantee payout option is effective.

     6:
HOW CAN I PURCHASE A
     DISCOVERY SELECT CONTRACT?
--------------------------------------------------------------------------------

PURCHASE PAYMENTS

A purchase payment is the amount of money you give us to purchase the contract. The minimum purchase payment is $10,000. You can make additional purchase payments of at least $1,000 or more at any time during the accumulation phase. You must get our prior approval for any purchase payments over $2 million.

ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your purchase payment among the variable investment options and the fixed interest-rate options based on the percentages you choose. The percentage of your allocation to a specific investment option can range in whole percentages from 0% to 100%. If you make additional purchase payments, they will be allocated in the same way as your most recent purchase payment, unless you tell us otherwise. You may submit an allocation change request at any time. Contact the Prudential Annuity Service Center for details.


    We will credit these purchase payments to your contract as of the end of the business day on which the payment is received at the Prudential Annuity Service Center. Our business day closes, usually at 4:15 p.m. Eastern time. If, however your first purchase payment is made without enough information for us to set up your contract we may need to contact you to get the required information. If we are not able to get this information within five business days, we will either return your purchase payment or get your consent to continue holding it until we receive the necessary information.

CALCULATING CONTRACT VALUE

The value of the variable portion of your contract will go up or down depending on the investment performance of the variable investment option(s) you choose. To determine the value of your contract, we use a unit of measure called an accumulation unit. An accumulation unit works like a share of a mutual fund.

    Every day we determine the value of an accumulation unit for each of the variable investment options. We do this by:

1) Adding up the total amount of money allocated to a specific investment option;

2) Subtracting from that amount insurance charges and any other applicable charges; and

3)  Dividing this amount by the number of outstanding accumulation units.


    When you make a purchase payment, we credit your contract with accumulation units relating to the variable investment options you have chosen. The number of accumulation units credited to your contract is determined by dividing the amount of the purchase payment allocated to an investment option by the unit price of the accumulation unit for that investment option. We calculate the unit price for each investment option after the New York Stock Exchange closes each day and then credit your contract. The value of the accumulation units can increase, decrease, or remain the same from day to day. The Accumulation Unit Values chart provided on page __ of this prospectus gives you more detailed information about the accumulation units of the variable investment options.


    We cannot guarantee that the value of your contract will increase or that it will not fall below the amount of your total purchase payments. However, we do guarantee a minimum interest rate of 3.0% a year on that portion of the contract value allocated to the fixed interest-rate options.

     7:
WHAT ARE THE EXPENSES ASSOCIATED WITH THE
     DISCOVERY SELECT CONTRACT?

--------------------------------------------------------------------------------

THERE ARE CHARGES AND OTHER EXPENSES ASSOCIATED WITH THE CONTRACT THAT REDUCE THE RETURN ON YOUR INVESTMENT. THESE CHARGES AND EXPENSES ARE DESCRIBED BELOW.

INSURANCE CHARGES

Each day, we make a deduction for insurance charges. The insurance charges have two parts:

1) MORTALITY AND EXPENSE RISK CHARGE

The mortality risk charge is for assuming the risk that the annuitant(s) will live longer than expected based on our life expectancy tables. When this happens, we pay a greater number of annuity payments. The expense risk charge is for assuming that the current charges will be insufficient in the future to cover the cost of administering the contract.

    The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the daily value of the contract invested in the variable investment options, after expenses have been deducted. This charge is not assessed against amounts allocated to the fixed interest-rate options.

    If the charges under the contract are not sufficient, then we will bear the loss. We do, however, expect to profit from this charge. The mortality and expense risk charge cannot be increased. Any profits made from this charge may be used by us to pay for the costs of distributing the contracts.

2) ADMINISTRATIVE EXPENSE CHARGE

This charge is for the expenses associated with the administration of the contract. The administration of the contract includes preparing and issuing the contract, establishing and maintaining of contract records, issuing confirmations and annual reports, personnel costs, legal and accounting fees, filing fees, and systems costs.

    This charge is equal, on an annual basis, to 0.15% of the daily value of the contract invested in the variable investment options, after expenses have been deducted.

ANNUAL CONTRACT FEE

During the accumulation phase, if your contract value is less than $50,000, we will deduct $30 per contract year (this fee may differ in certain states). This annual contract fee is used for administrative expenses and cannot be increased. The $30 charge will be deducted proportionately from each of the contract's investment options. This charge will also be deducted when you surrender your contract if your contract value is less than $50,000.

WITHDRAWAL CHARGE

During the accumulation phase, you can make withdrawals from your contract. When you make a withdrawal, money will be taken first from your purchase payments for purposes of determining withdrawal charges. When your purchase payments have been used up, then we will take the money from your earnings. You will not have to pay any withdrawal charge when you withdraw your earnings.


     The withdrawal charge is for the payment of the expenses involved in selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature and other promotional activities. If the contract is sold under circumstances that reduce the sales expenses, we may reduce or eliminate the withdrawal charge. For example, a large group of individuals purchasing contracts or an individual who already has a relationship with the company may receive such a reduction.


   You can withdraw up to 10% of your total purchase payments each contract year without paying a withdrawal charge. This amount is referred to as the "charge-free amount." If any of the charge-free amount is not used during a contract year, it will be carried over to the next contract year. During the first seven contract years, if your withdrawal of purchase payments is more than the charge-free amount, a withdrawal charge will be applied. This charge is based on your contract date.

    The following table shows the percentage of withdrawal charges that would apply :

PERCENTAGE OF APPLICABLE WITHDRAWAL CHARGES
------------------------------------------------
         During contract year 1               7%
         During contract year 2               6%
         During contract year 3               5%
         During contract year 4               4%
         During contract year 5               3%
         During contract year 6               2%
         During contract year 7               1%
         After that                           0%


CRITICAL CARE ACCESS

We will allow you to withdraw money from the contract and waive any withdrawal and annual contract fee, if the annuitant or the last surviving co-annuitant (if applicable) becomes confined to an eligible nursing home or hospital for a period of at least three consecutive months. You would need to provide us with proof of the confinement. If a physician has certified that the annuitant or last surviving co-annuitant is terminally ill (has six months or less to live) there will be no charge imposed for withdrawals. Critical Care Access is not available in all states. This option is not available to the contractowner if he or she is not the annuitant.

PREMIUM TAXES


Some states and/or municipalities charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the value of the contract to pay them. Some of these taxes are due when the contract is issued, others are due when annuity payments begin. It is our current practice not to impose a charge for these taxes until annuity payments begin. In the few states that impose a tax, the current rates range up to 5.0%. If, in the future, we are charged for additional taxes that are based on purchase payments, that charge may be passed on to contractholders.


TRANSFER FEE

You can make 12 free transfers every year. We measure a year from the date we issue your contract (contract date). If you make more than 12 transfers in a year (excluding Dollar Cost Averaging and Auto-Rebalancing), we will deduct a transfer fee of $25 for each additional transfer. The transfer fee will be deducted proportionately from all the affected investment options. The transfer fee is deducted before the MVA is calculated.

COMPANY TAXES

We will pay the taxes on the earnings of the Separate Account. We are not currently charging the Separate Account for taxes. We will periodically review the issue of charging the Separate Account for these taxes, and may impose such a charge in the future.

     8:
HOW CAN I
     ACCESS MY MONEY?

--------------------------------------------------------------------------------

YOU CAN ACCESS YOUR MONEY BY:

o   MAKING A WITHDRAWAL
    (EITHER PARTIAL OR COMPLETE); OR

o   ELECTING TO RECEIVE ANNUITY
    PAYMENTS DURING THE INCOME PHASE.

YOU CAN MAKE WITHDRAWALS ONLY DURING
THE ACCUMULATION PHASE

When you make a complete withdrawal, you will receive the value of your contract on the day you made the withdrawal, less any applicable charges. We will calculate the value of your contract, and charges, if any, as of the date we receive your request in good order at the Prudential Annuity Service Center.

    Unless you tell us otherwise, any partial withdrawal will be made proportionately from all of the affected investment options and interest-rate options you have selected. You will have to receive our consent to make a partial withdrawal if the requested withdrawal is less than $500.

    We will generally pay the withdrawal amount, less any required tax withholding, within seven days after we receive a properly completed withdrawal request. We will deduct applicable charges, and apply a market-value adjustment, if any, from the assets in your contract.


    INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE. FOR A MORE COMPLETE EXPLANATION, SEE SECTION 9 ON PAGE 27 OF THIS PROSPECTUS AND THE TAX DISCUSSION IN THE STATEMENT OF ADDITIONAL INFORMATION.


AUTOMATED WITHDRAWALS

We offer an Automated Withdrawal feature. This feature enables you to receive periodic withdrawals in monthly, quarterly, semiannual or annual intervals. We will process your withdrawals at the end of the business day at the intervals you specify. We will continue at these intervals until you tell us otherwise.

    You can make withdrawals from any designated investment option or proportionally from all investment options. Market-value adjustments may apply. Withdrawal charges may be deducted if the withdrawals in any contract year are more than the charge-free amount. The minimum automated withdrawal amount you can make is $250.

    INCOME TAXES AND A 10% PENALTY TAX ON EARNINGS MAY APPLY TO AUTOMATED WITHDRAWALS AS WELL AS ANY OTHER WITHDRAWALS MADE FROM YOUR CONTRACT.

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments made in connection with withdrawals or transfers for any period when:

o The New York Stock Exchange is closed (other than customary weekend and holiday closings);

o   Trading on the New York Stock Exchange is restricted;

o An emergency exists during which sales of shares of the mutual funds are not reasonable or we cannot reasonably value the accumulation units; or

o The Securities and Exchange Commission, by order, so permits suspension or postponement of payments for the protection of owners.

We expect to pay the amount of any withdrawal or transfer made from the interest-rate options promptly upon request.

     9:
WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE
     DISCOVERY SELECT CONTRACT?

--------------------------------------------------------------------------------

The tax considerations associated with the Discovery Select contract vary depending on whether the contract is (i) owned by an individual and not associated with a tax-favored retirement plan, or (ii) held under a tax-favored retirement plan. We discuss the tax considerations for these categories of contracts below. The discussion is general in nature and describes only federal income tax law (not state or other tax laws). It is based on current law and interpretations, which may change. It is not intended as tax advice. A qualified tax adviser should be consulted for complete information and advice.

    We believe the contract is an annuity contract for tax purposes. Accordingly, as a general rule, you should not pay any tax until you receive money under the contract.

CONTRACTS OWNED BY INDIVIDUALS
(NOT ASSOCIATED WITH TAX FAVORED RETIREMENT PLANS)

TAXES PAYABLE BY YOU

Generally, annuity contracts issued by the same company (and affiliates) to you during the same calendar year must be treated as one annuity contract for purposes of determining the amount subject to tax under the rules described below.

TAXES ON WITHDRAWALS AND SURRENDER

If you make a withdrawal from your contract or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as return of purchase payments, until all gain has been withdrawn.

    If you assign all or part of your contract as collateral for a loan, the part assigned will be treated as a withdrawal. Also, if you elect the interest payment option, you will be treated, for tax purposes, as surrendering your contract.

    If you transfer your contract for less than full consideration, such as by gift, you will trigger tax on the gain in the contract. This rule does not apply if you transfer the contract to your spouse or incident to divorce.

TAXES ON ANNUITY PAYMENTS

A portion of each annuity payment you receive will be treated as a partial return of your purchase payments and will not be taxed. The remaining portion will be taxed as ordinary income. Generally, the nontaxable portion is determined by multiplying the annuity payment you receive by a fraction, the numerator of which is your purchase payments (less any amounts previously received tax-free) and the denominator of which is the total expected payments under the contract.


    After the full amount of your purchase payments have been recovered tax-free, the full amount of the annuity payments will be taxable. If annuity payments stop due to the death of the annuitant before the full amount of your purchase payments have been recovered, a tax deduction is allowed for the unrecovered amount.


PENALTY TAXES ON WITHDRAWALS AND ANNUITY PAYMENTS

Any taxable amount you receive under your contract may be subject to a 10 percent penalty tax. Amounts are not subject to this penalty tax if:

o   the amount is paid on or after you reach age 59 1/2 or die;

o   the amount received is attributable to your becoming disabled;

o the amount paid or received is in the form of level annuity payments not less frequently than annually under a lifetime annuity; and

o the amount received is paid under an immediate annuity contract (in which annuity payments begin within one year of purchase).

    If you modify the lifetime annuity payment stream (other than as a result of death or disability) before you reach age 59 1/2 (or before the end of the five year period beginning with the first payment and ending after you reach age 59 1/2), your tax for the year of modification will be increased by the penalty tax that would have been imposed without the exception, plus interest for the deferral.

     9:
TAX CONSIDERATIONS ASSOCIATED WITH THE DISCOVERY SELECT CONTRACT continued

--------------------------------------------------------------------------------

TAXES PAYABLE BY BENEFICIARIES

Generally, the same tax rules apply to amounts received by your beneficiary as those set forth above with respect to you. The election of an annuity payment option instead of a lump sum death benefit may defer taxes. Certain minimum distribution requirements apply upon your death, as discussed further below.

WITHHOLDING OF TAX FROM DISTRIBUTIONS

Taxable amounts distributed from your annuity contracts are subject to tax withholding. You may generally elect not to have tax withheld from your payments. These elections must be made on the appropriate Pruco Life forms.

ANNUITY QUALIFICATION

DIVERSIFICATION AND INVESTOR CONTROL

In order to qualify for the tax rules applicable to annuity contracts described above, the contract must be an annuity contract for tax purposes. This means that the assets underlying the annuity contract must be diversified, according to certain rules. It also means that Pruco Life, and not you as the contract-owner, must have sufficient control over the underlying assets to be treated as the owner of the underlying assets for tax purposes. We believe these rules, which are further discussed in the Statement of Additional Information, will be met.

REQUIRED DISTRIBUTIONS UPON YOUR DEATH

Upon your death (or the death of a joint owner, if earlier), certain distributions must be made under the contract. The required distributions depend on whether you die on or before you start taking annuity payments under the contract or after you start taking annuity payments under the contract.

    If you die on or after the annuity date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

    If you die before the annuity date, the entire interest in the contract must be distributed within 5 years after the date of death. However, if an annuity payment option is selected by your designated beneficiary and if annuity payments begin within 1 year of your death, the value of the contract may be distributed over the beneficiary's life or a period not exceeding the beneficiary's life expectancy. Your designated beneficiary is the person to whom ownership of the contract passes by reason of death, and must be a natural person.

    If any portion of the contract is payable to (or for the benefit of) your surviving spouse, such portion of the contract may be continued with your spouse as the owner.

CHANGES IN THE CONTRACT

We reserve the right to make any changes we deem necessary to assure that the contract qualifies as an annuity contract for tax purposes. Any such changes will apply to all contractowners and you will be given notice to the extent feasible under the circumstances.

ADDITIONAL INFORMATION

You should refer to the Statement of Additional Information if:

o The contract is held by a corporation or other entity instead of by an individual or as agent for an individual.

o Your contract was issued in exchange for a contract containing purchase payments made before August 14, 1982.

o   You are a nonresident alien.

o You transfer your contract to, or designate, a beneficiary who is either 37-1/2 years younger than you or a grandchild.

o   You wish additional information on withholding taxes.

CONTRACTS HELD BY TAX FAVORED PLANS

Currently, the contract may be purchased for use in connection with individual retirement accounts and annuities ("IRAs") which are subject to Sections 408(a), 408(b) and 408A of the Code. At some future time we may allow the contract to be purchased in connection with other retirement arrangements which are also entitled to favorable federal income tax treatment ("tax favored plans"). These other tax favored plans include:

o   Simplified employee pension plans ("SEPs") under Section 408(k) of the Code;

o   Saving incentive match plans for employees-IRAs ("SIMPLE-IRAs") under
    Section 408(p) of the Code; and

o   Tax-deferred annuities ("TDAs") under Section 403(b) of the Code.

    This description assumes that (i) we will be offering this to both IRA and non-IRA tax favored plans, and (ii) you have satisfied the requirements for eligibility for these products.

TYPES OF TAX FAVORED PLANS
IRAs

If you buy a contract for use as an IRA, we will provide you a copy of the prospectus, contract and a brochure containing information about eligibility, contribution limits, tax particulars and other IRA information. In addition to this information (some of which is summarized below), the IRS requires that you have a "free look" after making an initial contribution to the contract. During this time, you can cancel the contract by notifying us in writing, and we will refund all of the purchase payments under the contract (or, if greater, the amount credited under the contract, calculated as of the valuation period that we receive this cancellation notice).

    Contributions Limits/Rollovers: Because of the way the contract is designed, you may only purchase a contract for an IRA in connection with a "rollover" of amounts from a qualified retirement plan. You must make a minimum initial payment of $10,000 to purchase a contract. This minimum is greater than the maximum amount of any annual contribution you may make to an IRA (which is generally $2,000/year). The "rollover" rules under the Code are fairly technical; however, an individual (or his or her surviving spouse) may generally "roll over" certain distributions from tax favored retirement plans (either directly or within 60 days from the date of these distributions) if he or she meets the requirements for distribution. Once you buy the contract, you can make regular IRA contributions under the contract (to the extent permitted by law). However, if you make such regular IRA contributions, you should note that you will not be able to treat the contract as a "conduit IRA," which means that you will not be able subsequently to "roll over" the contract funds into another
Section 401(a) plan or TDA (although you may be able to transfer the funds to another IRA).

    Required Provisions: Contracts that are IRAs (or endorsements that are part of the contract) must contain certain provisions:

o You, as owner of the contract, must be the "annuitant" under the contract (except in certain cases involving the division of property under a decree of divorce);

o   Your rights as owner are non-forfeitable;

o   You cannot sell, assign or pledge the contract, other than to Pruco Life;

o The annual premium you pay cannot be greater than $2,000 (which does not include any rollover amounts);

o The date on which annuity payments must begin cannot be later than the April 1st of the calendar year after the calendar year you turn age 70-1/2; and

o Death and annuity payments must meet "minimum distribution requirements" (described below).

    Usually, the full amount of any distribution from an IRA (including a distribution from this contract) which is not a rollover is taxable. As taxable income, these distributions are subject to the general tax withholding rules described earlier. In addition to this normal tax liability, you may also be liable for the following, depending on your actions:

o   A 10% "early distribution penalty" (described below);

o Liability for "prohibited transactions" if you, for example, borrow against the value of an IRA; or

o   Failure to take a minimum distribution (also generally described below).

SEPs

SEPs are a variation on a standard IRA, and contracts issued to a SEP must satisfy the same general requirements described under IRAs (above). There are, however, some differences:

     9:
TAX CONSIDERATIONS ASSOCIATED WITH THE DISCOVERY SELECT CONTRACT continued

--------------------------------------------------------------------------------

o If you participate in a SEP, you generally do not include into income any employer contributions made to the SEP on your behalf up to the lesser of
    (a) $30,000 or (b) 15% of the employee's earned income (not including the employer contribution amount as "earned income" for these purposes);

o SEPs must satisfy certain participation and nondiscrimination requirements not generally applicable to IRAs; and

o Some SEPs for small employers permit salary deferrals (up to $10,000 in 1999) with the employer making these contributions to the SEP. However, no new "salary reduction" or "SAR-SEPs" can be established after 1996.

    You will also be provided the same information, and have the same "free look" period, as you would have if you were purchasing the contract for a standard IRA.

SIMPLE-IRAs

SIMPLE-IRAs are another variation on the standard IRA, available to small employers (under 100 employees, on a "controlled group" basis) that do not offer other tax favored plans. SIMPLE-IRAs are also subject to the same basic IRA requirements with the following exceptions:

o Participants in a SIMPLE-IRA may contribute up to $6,000 (in 1999, indexed), as opposed to the usual $2,000 limit, and employer contributions may also be provided as either a match (up to 3% of your compensation; and

o   SIMPLE -IRAs are not subject to the SEP nondiscrimination rules.

Roth IRAs

Congress amended the Code in 1997 to add a new Section 408A, creating the "Roth IRA" as a new type of individual retirement plan. Like standard IRAs, income within a Roth IRA accumulates tax-free, and contributions are subject to specific limits. Roth IRAs have, however, the following differences:

o   Contributions to a Roth IRA cannot be deducted from your gross income;

o "Qualified distributions" (generally, held for 5 years and payable on account of death, disability, attainment of age 59-1/2, or first time-homebuyer) from Roth IRAs are excludable from your gross income; and

o If eligible, you may make contributions to a Roth IRA after attaining age 70-1/2, and distributions are not required to begin upon attaining such age or at any time thereafter.

    Because the contract's minimum initial payment of $10,000 is greater than the maximum annual contribution permitted to be made to a Roth IRA (generally, $2,000 less any contributions to a traditional IRA), you may purchase a contract as a Roth IRA only in connection with a "rollover" or "conversion" of the proceeds of another traditional IRA, conduit IRA, SEP, SIMPLE-IRA, or Roth IRA. The Code permits persons who meet certain income limitations (generally, adjusted gross income under $100,000), and who receive certain qualifying distributions from such non-Roth IRAs, to directly rollover or make, within 60 days, a "rollover" of all or any part of the amount of such distribution to a Roth IRA which they establish. This conversion triggers current taxation (but is not subject to a 10% early distribution penalty). Once the contract has been purchased, regular Roth IRA contributions will be accepted to the extent permitted by law.

TDAs

You may own TDAs generally if you are either an employer or employee of a tax-exempt organization (as defined under Code Section 501(c)(3)) or a public educational organization, you may make contributions to a TDA so long as the employee's rights to the annuity are nonforfeitable. Contributions to a TDA, and any earnings, are not taxable until distribution. You may also make contributions to a TDA under a salary reduction agreement, generally up to a maximum of $10,000 (1999, indexed). Further, you may roll over TDA amounts to another TDA or an IRA.

    A contract may only qualify as a TDA if distributions (other than "grandfathered" amounts held as of

December 31, 1988) may be made only on account of:

o   Your attainment of age 59-1/2;

o   Your severance of employment;

o   Your death;

o   Your total and permanent disability; OR

o Hardship (under limited circumstances, and only related to salary deferrals and any earnings attributable to these amounts).

    In any event, you must begin receiving distributions from your TDA by April 1st of the calendar year after the calendar year you turn age 70 1/2 or retire, whichever is later.

    These distribution limits do not apply either to transfers or exchanges of investments under the contract, or to any "direct transfer" of your interest in the contract to another TDA or to a mutual fund "custodial account" described under Code Section 403(b)(7).

    Employer contributions to TDAs are subject to the same general contribution, nondiscrimination, and minimum participation rules applicable to "qualified" retirement plans.

ADDITIONAL TAX FEATURES FOR TAX FAVORED PLANS

MINIMUM DISTRIBUTION OPTION

If you hold the contract under an IRA or other tax favored plan, you can satisfy the IRS minimum distribution requirements described above (generally, distribution after age 70 1/2) under the contract without either annuitizing or "cash surrendering" a portion of the contract. You, as owner of the contract, can select either a "calculation" or "recalculation" method to determine the minimum distribution. We will send you a check for the minimum distribution amount, less any other partial withdrawals that you made during the year. More information on the mechanics of this calculation is available on request.

PENALTY FOR EARLY WITHDRAWALS

You may owe a 10% penalty tax to the taxable part of distributions received from an IRA, SEP, SIMPLE-IRA (which may increase to 25%), Roth IRA, TDA or qualified retirement plan before you attain age 59 1/2. There are only limited exceptions to this tax, and you should consult your tax adviser for further details.

WITHHOLDING

The Code requires a mandatory 20% federal income tax withholding for certain distributions from a TDA or qualified retirement plan, unless the distribution is an eligible rollover contribution that is "directly" rolled into another qualified plan, IRA (including the IRA variations described above) or TDA.. For all other distributions, unless you elect otherwise, we will withhold federal income tax from the taxable portion of such distribution at an appropriate percentage. The rate of withholding on annuity payments where no mandatory withholding is required is determined on the basis of the withholding certificate that you file with us. If you do not file a certificate, we will automatically withhold federal taxes on the following basis:

o For any annuity payments not subject to mandatory withholding, you will have taxes withheld by us as if you are a married individual, with 3 exemptions; and

o   For all other distributions, you will be withheld at a 10% rate.

    We will provide you with forms and instructions concerning the right to elect that no amount be withheld from payments in the ordinary course. However, you should know that, in any event, you are liable for payment of federal income taxes on the taxable portion of the distributions, and you should consult with your tax advisor to find out more information on your potential liability if you fail to pay such taxes.

ERISA DISCLOSURE/REQUIREMENTS

ERISA (the "Employee Retirement Income Security Act of 1974") and the Code prevents a fiduciary and other "parties in interest" with respect to a plan (and, for these purposes, an IRA would also constitute a "plan") from receiving any benefit from any party dealing with the plan, as a result of the sale of the contract Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the contract. This information has to do pri-

     9:
TAX CONSIDERATIONS ASSOCIATED WITH THE DISCOVERY SELECT CONTRACT continued
--------------------------------------------------------------------------------

marily with the fees, charges, discounts and other costs related to the contract, as well as any commissions paid to any agent selling the contract.


    Information about any applicable fees, charges, discounts, penalties or adjustments may be found under "What Are the Expenses Associated with the Discovery Select Contract" starting on page __.

    Information about sales representatives and commissions may be found under "Other Information" and "Sale of the Contract and Distributor" on page __.


    In addition, other relevant information required by the exemptions is contained in the contract and accompanying documentation. Please consult your tax advisor if you have any additional questions.

     10:
     OTHER
     INFORMATION

--------------------------------------------------------------------------------

PRUCO LIFE INSURANCE COMPANY

Pruco Life Insurance Company is a stock life insurance company organized in 1971 under the laws of the State of Arizona. Pruco Life is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all states except New York and therefore is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to do business. Pruco Life is a wholly-owned subsidiary of The Prudential Life Insurance Company of America (Prudential), a mutual insurance company founded in 1875 under the laws of the State of New Jersey.


     Pruco Life publishes annual and quarterly reports that are filed with the SEC. These reports contain financial information about Pruco Life that is audited annually by independent accountants. The most recent annual report is contained in the Statement of Additional Information. While Pruco Life's annual report is not ordinarily mailed to contractholders, you can obtain a copy at no cost by calling us at the number that appears on the cover of this prospectus. This information together with the current reports filed with the SEC, as required by section 15 of the Exchange Act of 1934, is legally a part of this prospectus.


    Prudential is currently considering reorganizing itself onto a publicly traded stock company through a process known as "demutualization." On February 10, 1998, the company's Board of Directors authorized management to take preliminary steps necessary to allow the company to demutualize. On July 1, 1998, legislation was enacted in New Jersey that would permit this conversion to occur and that specified the process for conversion. Demutualization is a complex process involving development of a plan of reorganization, adoption of a plan by the company's Board of Directors, a public hearing, voting by qualified policyholders and regulatory approval. This process could take two or more years to complete. Prudential's management and Board of Directors have not yet determined to demutalize and it is possible that, after careful review, Prudential could decide not to go public.

    The plan of reorganization, which has not been developed and approved, would provide the criteria for determining eligibility and the methodology for allocating shares or other consideration to those who would be eligible. Generally, the amount of shares or other consideration eligible customers would receive would be based on a number of factors, including types, amounts and issue years of their policies. As a general rule, owners of Prudential-issued insurance policies and annuity contracts would be eligible, while mutual fund customers and customers of the company's subsidiaries, such as the Pruco Life insurance companies, would not be. It has not yet been determined whether any exceptions to that general rule will be made with respect to policyholders and contractowners of Prudential's subsidiaries.

THE SEPARATE ACCOUNT

We have established a separate account, the Pruco Life Flexible Premium Variable Annuity Account (Separate Account), to hold the assets that are associated with the contracts. The Separate Account was established under Arizona law on June 16, 1995, and is registered with the U.S. Securities and Exchange Commission under the Investment Company Act of 1940, as a unit investment trust, which is a type of investment company. The assets of the Separate Account are held in the name of Pruco Life and legally belong to us. These assets are kept separate from all of our other assets and may not be charged with liabilities arising out of any other business we may conduct. More detailed information about Pruco Life, including its audited financial statements, is provided in Part III of this prospectus.

EXPERTS


The consolidated financial statements of Pruco Life as of December 31, 1998 and 1997 and for each of the three years in the period ended December 31, 1998, included in the Statement of Additional Information, have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's principal business address is 1177 Avenue of the Americas, New York, New York 10036.

     10:
OTHER INFORMATION continued
--------------------------------------------------------------------------------

SALE OF THE CONTRACT AND DISTRIBUTOR

Prudential Investment Management Services LLC ("PIMS"), 751 Broad Street, Newark, New Jersey 07102-3777, acts as the distributor of the contracts. PIMS is a wholly-owned subsidiary of Prudential and is a limited liability corporation organized under Delaware law in 1996. It is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Commissions for the sales of contracts are paid to Prudential representatives and to other independent broker-dealers who sell the contracts. Registered representatives of independent broker-dealers may be paid on a different basis than those affiliated with PIMS. The maximum commission that will be paid to the broker-dealer to cover both the individual representative's commission and other distribution expenses will not be more than 6.0% of the purchase payment.

ASSIGNMENT

You can assign the contract at any time during your lifetime. We will not be bound by the assignment until we receive written notice. We will not be liable for any payment or other action we take in accordance with the contract if that action occurs before we receive notice of the assignment. An assignment, like any other change in ownership, may trigger a taxable event.

    If the contract is issued under a qualified plan, there may be limitations on your ability to assign the contract. For further information please speak to your financial professional.

FINANCIAL STATEMENTS

The financial statements of the Separate Account associated with Discovery Select are included in the Statement of Additional Information.

YEAR 2000 COMPLIANCE


THE YEAR 2000 ISSUE

The Year 2000 issue is best understood as a computer hardware and software problem involving the way dates are stored and processed in computer systems. The services provided to you as a purchaser of Discovery Select depend on the smooth functioning of these computer systems. Many computer systems in use today are programmed to recognize only the last two digits of a date as the year. As a result, any systems using this kind of programming can not distinguish a date using "00" and may treat it as 1900 instead of 2000. This problem may impact computer systems that store business information, but it could also affect other equipment used in our business such as telephones, fax machines and elevators. If this problem is not corrected, the "Year 2000" issue could affect the accuracy and integrity of business records. Prudential's regular business operations could be interrupted as well as those of other companies that deal with us.

    In addition, the operations of the mutual funds associated with the Discovery Select contract could experience problems resulting from the Year 2000 issue. Please refer to the mutual fund prospectus for information regarding their approach to Year 2000 concerns.

    To address this potential problem Prudential has organized its Year 2000 efforts around the following three areas:

o BUSINESS APPLICATIONS - Computer programs directly used to support our business.

o INFRASTRUCTURE - Computers and other business equipment such as telephones and fax machines.

o   BUSINESS PARTNERS - Year 2000 readiness of essential business partners.


    BUSINESS APPLICATIONS. The business applications component includes a wide range of computer programs that directly support Prudential's business operations including applications used for insurance product administration, securities trading, personnel record keeping and general accounting systems. All business applications have been analyzed to determine whether each computer program with a Year 2000 problem should be retired, replaced or renovated. Renovation, replacement, and retirement of business applications are now substantially complete. Newly developed or purchased programs are being tested prior to their use.

    INFRASTRUCTURE. As with business applications, we have established a specific methodology and process for addressing infrastructure issues. The infrastructure effort includes mainframe computer system hardware and operating system software, mid-range systems and servers, telecommunications equipment and systems, buildings and facilities systems, personal computers and vendor hardware and software. With the exception of personal computers, which are scheduled for completion in the third quarter of 1999, infrastructure systems are substantially complete.

    BUSINESS PARTNERS. Early in the Year 2000 program, Prudential recognized the importance of determining the Year 2000 readiness of external business relationships, especially those that involve electronic data transfer services and products that impact our essential business processes. We first classified each business partner as a "priority" or "non-priority" to our business and then began to develop risk assessment and contingency plans to address the possibility that a business partner could experience a Year 2000 failure. All priority and non-priority business partner relationships have been assessed and contingency planning is complete. We will continue to assess our risk, review and update our contingency planning and assess any new business partners until 2000 in an effort to minimize risk.

    Prudential believes that its Year 2000 project is substantially on schedule. A small number of the projects may not meet their targeted completion date but we expect that these projects will be completed by September, 1999. Should there be any delays, they will not significantly impact the timing of the project as a whole.

THE COST OF YEAR 2000 READINESS

Prudential is funding the Year 2000 program from internal operating budgets, and estimates that its total costs to address the Year 2000 issue will be approximately $232 million. Because these expenses were part of the operating budget, they do not impact the management of Discovery Select. During the course of the Year 2000 program, some optional computer projects have been delayed, but these delays have not had any material effect on Discovery Select.

YEAR 2000 RISKS AND CONTINGENCY PLANNING

Prudential believes that it is well positioned to lessen the impact of the Year 2000 problem. However, given the nature of this issue, we cannot be 100% certain of Year 2000 readiness of third parties. As a result,, we are unable to determine at this time whether the consequences of Year 2000 failures may have a material adverse effect on the results of Prudential's operations, liquidity or financial condition. In the worst case, it is possible that a Year 2000 technology failure, whether internal or external, could have a material impact on Prudential's results of operations, liquidity, or financial position. If Prudential is unable to achieve Year 2000 compliance on a timely basis, we may have difficulty in responding to your incoming phone calls, calculating your unit values or processing withdrawals and purchase payment. It is also possible that the mutual funds associated with Discovery Select will be unable to value their securities, in turn creating difficulties in purchasing or selling shares of the mutual fund and calculating corresponding unit asset values. The objective of Prudential's Year 2000 program is to reduce these risks as much as possible.

    Most of the operations of Discovery Select involve such a large number of individual transactions that they can only be handled with the help of computers. As a result, our current contingency plans include responses to the failure of specific business applications or infrastructure components. Prudential will continue to review and update its contingency plans until 2000 in an effort to reduce the level of uncertainty about the effect of the Year 2000 issue and further minimize risk. Prudential believes that with the completion of its Year 2000 program as scheduled, the possibility of significant interruptions of normal operations will be reduced.


STATEMENT OF ADDITIONAL INFORMATION

Contents:
o  Company
o  Experts
o  Litigation
o  Legal Opinions
o  Principal Underwriter
o  Determination of Accumulation Unit Values
o  Performance Information
o  Comparative Performance Information
o  Further Information about the Death Benefit

o  Federal Tax Status

o  Financial Information

Accumulation Unit Values
--------------------------------------------------------------------------------


ACCUMULATION UNIT VALUES: AS A PERCENTAGE OF EACH FUND'S AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
                                            ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE    NUMBER OF ACCUMULATION UNITS
                                            AT BEGINNING OF PERIOD       AT END OF PERIOD        OUTSTANDING AT END OF PERIOD
PRUDENTIAL DIVERSIFIED BOND PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
         10/7/96* to 12/31/97                      $1.03731                  $1.06033                    6,007,104
         1/1/97 to 12/31/97                        $1.06033                  $1.13525                   83,725,723
         1/1/98 to 12/31/98                        $1.13525                  $1.19977                  279,253,272

PRUDENTIAL EQUITY INCOME PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
         10/7/96* to 12/31/97                      $1.13494                  $1.23339                    2,784,921
         1/1/97 to 12/31/97                        $1.23339                  $1.66167                   99,533,257
         1/1/98 to 12/31/98                        $1.66167                  $1.59960                  254,746,617

PRUDENTIAL EQUITY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
         10/7/96* to 12/31/97                      $1.13479                  $1.20807                    8,287,181
         1/1/97 to 12/31/97                        $1.20807                  $1.48518                  134,944,417
         1/1/98 to 12/31/98                        $1.48518                  $1.60144                  280,479,415

PRUDENTIAL GLOBAL PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
         10/7/96* to 12/31/97                      $1.14330                  $1.19505                    1,375,156
         1/1/97 to 12/31/97                        $1.19505                  $1.26079                   18,580,228
         1/1/98 to 12/31/98                        $1.26079                  $1.55516                   34,899,069

PRUDENTIAL HIGH YIELD PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
         10/7/96* to 12/31/97                      $1.11250                  $1.12263                    8,231,178
         1/1/97 to 12/31/97                        $1.12263                  $1.25972                   84,952,656
         1/1/98 to 12/31/98                        $1.25972                  $1.21296                  227,901,703

PRUDENTIAL MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
         10/7/96* to 12/31/97                      $1.03576                  $1.04505                   16,621,393
         1/1/97 to 12/31/97                        $1.04505                  $1.08688                   80,833,415
         1/1/98 to 12/31/98                        $1.08688                  $1.12985                  196,092,083

PRUDENTIAL JENNISON PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
         10/7/96* to 12/31/97                      $1.12169                  $1.13943                    4,882,616
         1/1/97 to 12/31/97                        $1.13943                  $1.48006                   72,354,119
         1/1/98 to 12/31/98                        $1.48006                  $2.00651                  209,542,146

PRUDENTIAL SMALL CAPITALIZATION STOCK PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
         9/1/98* to 12/31/98                       $1.02621                  $1.25353                    6,947,511

PRUDENTIAL STOCK INDEX PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
         10/7/96* to 12/31/97                      $1.07837                  $1.13652                    7,481,300
         1/1/97 to 12/31/97                        $1.13652                  $1.48876                  115,667,746
         1/1/98 to 12/31/98                        $1.48876                  $1.88540                  261,786,090

AIM VI GROWTH AND INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------
         10/7/96* to 12/31/97                      $1.00065                  $1.03757                    3,408,550
         1/1/97 to 12/31/97                        $1.03757                  $1.28644                   32,365,952
         1/1/98 to 12/31/98                        $1.28644                  $1.61976                   59,407,686

AIM VI VALUE FUND
-----------------------------------------------------------------------------------------------------------------------------
         10/7/96* to 12/31/97                      $1.00223                  $1.04935                    4,033,864
         1/1/97 to 12/31/97                        $1.04935                  $1.27997                   37,009,785
         1/1/98 to 12/31/98                        $1.27997                  $1.67125                   70,530,542

AMERICAN CENTURY VP VALUE FUND
-----------------------------------------------------------------------------------------------------------------------------
         9/1/98* to 12/31/98                       $1.02098                  $1.17305                    3,082,973

                                                                                   THIS CHART CONTINUES ON THE NEXT PAGE


ACCUMULATION UNIT VALUES (CONTINUED): AS A PERCENTAGE OF EACH FUND'S AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
                                            ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE    NUMBER OF ACCUMULATION UNITS
                                            AT BEGINNING OF PERIOD       AT END OF PERIOD        OUTSTANDING AT END OF PERIOD
JANUS ASPEN SERIES GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
         10/7/96* to 12/31/97                      $1.00191                  $1.00830                 5,459,309
         1/1/97 to 12/31/97                        $1.00830                  $1.22056                40,236,135
         1/1/98 to 12/31/98                        $1.22056                  $1.63278                70,344,877

JANUS ASPEN SERIES INTN'L GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
         10/7/96* to 12/31/97                      $1.00130                  $1.05349                 5,902,196
         1/1/97 to 12/31/97                        $1.05349                  $1.23121                63,737,492
         1/1/98 to 12/31/98                        $1.23121                  $1.42337                95,669,051

MFS EMERGING GROWTH SERIES
-----------------------------------------------------------------------------------------------------------------------------
         10/7/96* to 12/31/97                      $1.00860                  $0.95812                 5,755,823
         1/1/97 to 12/31/97                        $0.95812                  $1.15186                44,342,700
         1/1/98 to 12/31/98                        $1.15186                  $1.52386                96,930,075

MFS RESEARCH SERIES
-----------------------------------------------------------------------------------------------------------------------------
         10/7/96* to 12/31/97                      $1.00228                  $1.02610                 2,727,174
         1/1/97 to 12/31/97                        $1.02610                  $1.21695                31,409,623
         1/1/98 to 12/31/98                        $1.21695                  $1.48048                50,551,268

OCC ACCUMULATION TRUST MANAGED PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
         10/7/96* to 12/31/97                      $0.99909                  $1.05185                 8,643,614
         1/1/97 to 12/31/97                        $1.05185                  $1.26868               144,784,302
         1/1/98 to 12/31/98                        $1.26868                  $1.34022               302,639,179

OCC ACCUMULATION TRUST SMALL CAP PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
         10/7/96* to 12/31/97                      $0.99623                  $1.05106                 2,345,893
         1/1/97 to 12/31/97                        $1.05106                  $1.26710                36,276,987
         1/1/98 to 12/31/98                        $1.26710                  $1.13668                68,479,356

TEMPLETON VARIABLE PRODUCTS SERIES FUND
FRANKLIN SMALL CAP INVESTMENTS FUND - CLASS 2
-----------------------------------------------------------------------------------------------------------------------------
         9/1/98* to 12/31/98                       $1.00945                  $1.24477                 2,820,341

T. ROWE PRICE EQUITY INCOME PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
         10/7/96* to 12/31/97                      $0.99996                  $1.04885                 6,578,342
         1/1/97 to 12/31/97                        $1.04885                  $1.33212                65,481,114
         1/1/98 to 12/31/98                        $1.33212                  $1.43277               110,131,073

T. ROWE PRICE INTN'L SERIES - INTN'L STOCK PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
         10/7/96* to 12/31/97                      $1.00159                  $1.03988                 2,951,074
         1/1/97 to 12/31/97                        $1.03988                  $1.05690                22,039,049
         1/1/98 to 12/31/98                        $1.05690                  $1.20747                29,923,449

WARBURG PINCUS TRUST POST-VENTURE CAPITAL PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
         10/7/96* to 12/31/97                      $1.00587                  $0.95745                 1,786,115
         1/1/97 to 12/31/97                        $0.95745                  $1.07018                11,039,843
         1/1/98 to 12/31/98                        $1.07018                  $1.12410                18,649,002

                                                                                              * COMMENCEMENT OF BUSINESS

MARKET-VALUE
     ADJUSTMENT FORMULA
--------------------------------------------------------------------------------

MARKET-VALUE ADJUSTMENT FORMULA

WITH RESPECT TO RESIDENTS OF STATES, OTHER THAN PENNSYLVANIA, IN WHICH DISCOVERY SELECT IS BEING OFFERED. WITH RESPECT TO RESIDENTS OF PENNSYLVANIA, SEE PAGE 37.

THE ADJUSTMENT INVOLVES THREE AMOUNTS

         The Market-Value Adjustment, which is applied to withdrawals and transfers made at any time other than the 30-day period following the end of an interest rate period, involves three amounts:

1)  The number of whole months remaining in the existing interest rate period.

2)  The guaranteed interest rate.

3) The interest rate that Pruco Life declares for a duration of one year longer than the number of whole years remaining on the existing cell being withdrawn from.

STATED AS A FORMULA, THE MARKET VALUE IS EQUAL TO:
(M/12) X (R-C)

    NOT TO EXCEED +0.40 OR BE LESS THAN -0.40; Where,

--------------------------------------------------------------------------------
M = the number of whole months (not to be less than one) remaining in the interest-rate period.

R = the Contract's guaranteed interest-rate expressed as a decimal. Thus 6.2% is converted to 0.062.

C = the interest-rate, expressed as a decimal, that Pruco Life declares for a duration equal to the number of whole years remaining in the present interest-rate period, plus 1 year as of the date the request for a withdrawal or transaction is received.
--------------------------------------------------------------------------------

The Market-Value Adjustment is then equal to the Market Value Factor multiplied by the amount subject to a Market-Value Adjustment.

STEP BY STEP

THE STEPS BELOW EXPLAIN HOW A MARKET-VALUE ADJUSTMENT IS CALCULATED.

STEP 1: Divide the number of whole months left in the existing interest rate period (not to be less than one) by 12.

STEP 2: Divide the interest rate Pruco Life declares on the date the request for withdrawal or transfer is received for a duration of years equal to the whole number of years determined in Step 1, plus 1 additional year. Subtract this interest rate from the guaranteed interest rate. The result could be negative.

STEP 3: Multiply the results of Step 1 and Step 2. Again, the result could be negative. If the result is less than -0.4, use the value -0.4. If the result is in between -0.4 and 0.4, use the actual value. If the result is more than 0.4, use the value 0.4.

STEP 4: Multiply the result of Step 3 (which is the Market Value Factor) by the value of the amount subject to a Market-Value Adjustment. The result is the Market-Value Adjustment.

STEP 5: The result of Step 4 is added to the interest cell. If the Market-Value Adjustment is positive, the interest cell will go up in value. If the Market-Value Adjustment is negative, the interest cell will go down in value.

    DEPENDING UPON WHEN THE WITHDRAWAL REQUEST IS MADE, A WITHDRAWAL CHARGE MAY APPLY.

    THE FOLLOWING EXAMPLE WILL ILLUSTRATE THE APPLICATION OF A MARKET-VALUE ADJUSTMENT AND THE DETERMINATION OF THE WITHDRAWAL CHARGE: SUPPOSE A CONTRACTOWNER MADE TWO INVESTED PURCHASE PAYMENTS, THE FIRST IN THE AMOUNT OF $10,000 ON DECEMBER 1, 1995, ALL OF WHICH WAS ALLOCATED TO THE EQUITY SUBACCOUNT, AND THE SECOND IN THE AMOUNT OF $5,000 ON OCTOBER 1, 1997, ALL OF WHICH WAS ALLOCATED TO THE MVA OPTION WITH A GUARANTEED INTEREST RATE OF 8% (0.08) FOR 7 YEARS. A REQUEST FOR WITHDRAWAL OF $8,500 IS MADE ON FEBRUARY 1, 2000 (THE CONTRACT OWNER DOES NOT PROVIDE ANY WITHDRAWAL INSTRUCTIONS). ON THAT DATE THE AMOUNT IN THE EQUITY SUBACCOUNT IS EQUAL TO $12,000 AND THE AMOUNT IN THE INTEREST CELL WITH A MATURITY DATE OF SEPTEMBER 30, 2004 IS $5,985.23, SO THAT THE CONTRACT FUND ON THAT DATE IS EQUAL TO $17,985.23.

    ON FEBRUARY 1, 2000, THE INTEREST RATES DECLARED BY PRUCO LIFE FOR THE DURATION OF 5 YEARS (4 WHOLE YEARS REMAINING UNTIL SEPTEMBER 30, 2004, PLUS 1
YEAR) IS 11%.

THE FOLLOWING COMPUTATIONS WOULD BE MADE:

1) Calculate the Contract Fund value as of the effective date of the transaction. This would be $17,985.23.

2) Calculate the charge-free amount (the amount of the withdrawal that is not subject to a withdrawal charge).

    Date                 Payment               Free
    -------------------------------------------------
    12/1/95              $10,000               $1,000
    12/1/96                                    $2,000
    10/1/97               $5,000               $2,500
    12/1/97                                    $4,000
    12/1/98                                    $5,500
    12/1/99                                    $7,000

    The charge-free amount in the fifth Contract year is 10% of $15,000 (total purchase payments) plus $5,500 (the charge-free amount available in the fourth Contract year) for a total of $7,000.

3) Since the withdrawal request is in the fifth Contract year, a 3% withdrawal charge rate applies to any portion of the withdrawal which is not charge-free.

     ----------------------------------------------
      $8,500.00   REQUESTED WITHDRAWAL AMOUNT
     -$7,000.00   CHARGE-FREE
     -----------------------------------------
      $1,500.00   ADDITIONAL AMOUNT NEEDED TO
                  COMPLETE WITHDRAWAL

    The Contract provides that the Contract Fund will be reduced by an amount which, when reduced by the withdrawal charge, will equal the amount requested. Therefore, in order to produce the amount needed to complete the withdrawal request ($1,500), we must "gross-up" that amount, before applying the withdrawal charge rate. This is done by dividing by 1 minus the withdrawal charge rate.

     -----------------------------------------
      $1,500.00 / (1-.03) =
      $1,500.00 / 0.97 = $1,546.39 GROSSED-UP AMOUNT

    Please note that a 3% withdrawal charge on this grossed-up amount reduces it to $1,500, the balance needed to complete the request.

     -----------------------------------------------
      $1,546.39   GROSSED-UP AMOUNT
      X   .03     WITHDRAWAL CHARGE RATE
     -----------------------------------
         $46.39   WITHDRAWAL CHARGE

4) The Market Value Factor is determined as described in steps 1 through 5, above. In this case, it is equal to 0.08 (8% is the guaranteed rate in the existing cell) minus 0.11 (11% is the interest-rate that would be offered for an interest cell with a duration of the remaining whole years plus 1), which is -0.03, multiplied by 4.58333 (55 months remaining until September 30, 2004, divided by 12) or -0.13750. Thus, there will be a negative Market-Value Adjustment of 14% of the amount in the interest cell that is subject to the adjustment.

     -------------------------------------------------
          -0.13750 x $5,985.23 =
        -822.97   NEGATIVE MVA
     -----------------------------------------
      $5,985.23   UNADJUSTED VALUE
      $5,162.26   ADJUSTED VALUE
     -----------------------------------------
     $12,000.00   EQUITY VALUE
     $17,162.26   ADJUSTED CONTRACT FUND

5) The total amount to be withdrawn, $8,546.39, (sum of the surrender charge, $46.39, and the requested withdrawal amount of $8,500) is apportioned over all accounts making up the Contract Fund following the Market-Value Adjustments, if any, associated with the MVA option.

     --------------------------------------------------
     EQUITY
    ($12,000/$17,162.26) x $8,546.39 =       $5,975.71
     --------------------------------------------------
    7-Yr MVA
    ($5,162.26/$17,162.26) x $8,546.39=      $2,570.68
                                             ---------
                                             $8,546.39

6) The adjusted value of the interest cell, $5,162.26, reduced by the withdrawal of $2,570.68 leaves $2,591.58. This amount must be "unadjusted" by dividing it by 0.86250 (1 plus the Market-Value Adjustment of -0.13750) to determine the amount remaining in the interest cell to which the guaranteed interest-rate of 8% will continue to be credited until September 30, 2004 or a subsequent withdrawal. That amount is $3,004.73.

MARKET-VALUE ADJUSTMENT FORMULA continued
--------------------------------------------------------------------------------

MARKET-VALUE ADJUSTMENT FORMULA

WITH RESPECT TO RESIDENTS OF PENNSYLVANIA ONLY.

THE ADJUSTMENT INVOLVES THREE AMOUNTS

The Market-Value Adjustment, which is applied to withdrawals and transfers made at any time other than the 30-day period following the end of an interest rate period, involves three amounts:

1)  The number of whole months remaining in the existing interest rate period.

2)  The guaranteed interest rate.

3) The interpolated value of the interest rates that Pruco Life declares for the number of whole years remaining and the duration 1 year longer than the number of whole years remaining in the existing interest rate period.

STATED AS A FORMULA, THE MARKET VALUE IS EQUAL TO:
(M/12) X (R-C)

    NOT TO EXCEED +0.40 OR BE LESS THAN -0.40; Where,

--------------------------------------------------------------------------------
M = the number of whole months (not to be less than one) remaining in the interest-rate period.

R = the Contract's guaranteed interest-rate expressed as a decimal. Thus 6.2% is converted to 0.062.

C = the interpolated value of the interest rates, expressed as a decimal, that
    Pruco Life declares for the number of whole years remaining and the duration 1 year longer than the number of whole years remaining as of the date the request for a withdrawal or transfer is received or m/365 x (n+1) year rate + (365-m)/365 x n year rate, where "n" equals years and "m" equals days remaining in year "n" of the existing interest rate period.
--------------------------------------------------------------------------------

The Market-Value Adjustment is then equal to the Market Value Factor multiplied by the amount subject to a Market-Value Adjustment.

STEP BY STEP

THE STEPS BELOW EXPLAIN HOW A MARKET-VALUE ADJUSTMENT IS CALCULATED.

STEP 1: Divide the number of whole months left in the existing interest rate period (not to be less than one) by 12.

STEP 2: Interpolate the interest rates Pruco Life declares on the date the request for withdrawal or transfer is received for the duration of years equal to the whole number of years determined in Step 1, plus the whole number of years plus 1 additional year.

STEP 3: Subtract this interpolated interest rate from the guaranteed interest rate. The result could be negative.

STEP 4: Multiply the results of Step 1 and Step 2. Again, the result could be negative. If the result is less than -0.4, use the value -0.4. If the result is in between -0.4 and 0.4, use the actual value. If the result is more than 0.4, use the value 0.4.

STEP 5: Multiply the result of Step 3 (which is the Market Value Factor) by the value of the amount subject to a Market-Value Adjustment. The result is the Market-Value Adjustment.

STEP 6: The result of Step 4 is added to the interest cell. If the Market-Value Adjustment is positive, the interest cell will go up in value. If the Market-Value Adjustment is negative, the interest cell will go down in value.

    DEPENDING UPON WHEN THE WITHDRAWAL REQUEST IS MADE, A WITHDRAWAL CHARGE MAY APPLY.

    THE FOLLOWING EXAMPLE WILL ILLUSTRATE THE APPLICATION OF A MARKET-VALUE ADJUSTMENT AND THE DETERMINATION OF THE WITHDRAWAL CHARGE. SUPPOSE A CONTRACTOWNER MADE TWO INVESTED PURCHASE PAYMENTS, THE FIRST IN THE AMOUNT OF $10,000 ON DECEMBER 1, 1995, ALL OF WHICH WAS ALLOCATED TO THE EQUITY SUBACCOUNT, AND THE SECOND IN THE AMOUNT OF $5,000 ON OCTOBER 1, 1997, ALL OF WHICH WAS ALLOCATED TO THE MVA OPTION WITH A GUARANTEED INTEREST RATE OF 8% (0.08) FOR 7 YEARS. A REQUEST FOR WITHDRAWAL OF $8,500 IS MADE ON FEBRUARY 1, 2000 (THE CONTRACT OWNER DOES NOT PROVIDE ANY WITHDRAWAL INSTRUCTIONS). ON THAT DATE THE AMOUNT IN THE EQUITY SUBACCOUNT IS EQUAL TO $12,000 AND THE AMOUNT IN THE INTEREST CELL WITH A MATURITY DATE OF SEPTEMBER 30, 2004 IS $5,985.23, SO THAT THE CONTRACT FUND ON THAT DATE IS EQUAL TO $17,985.23.

    ON FEBRUARY 1, 2000, THE INTEREST RATES DECLARED BY PRUCO LIFE FOR THE DURATION'S 4 AND 5 YEARS (4 WHOLE YEARS REMAINING UNTIL SEPTEMBER 30, 2004, PLUS 1 YEAR) ARE 10.8% AND 11.4%, RESPECTIVELY.

THE FOLLOWING COMPUTATIONS WOULD BE MADE:

1) Calculate the Contract Fund value as of the effective date of the transaction. This would be $17,985.23.

2) Calculate the charge-free amount (the amount of the withdrawal that is not subject to a withdrawal charge).

    Date                 Payment               Free
    -------------------------------------------------
    12/1/95              $10,000               $1,000
    12/1/96                                    $2,000
    10/1/97               $5,000               $2,500
    12/1/97                                    $4,000
    12/1/98                                    $5,500
    12/1/99                                    $7,000

    The charge-free amount in the fifth Contract year is 10% of $15,000 (total purchase payments) plus $5,500 (the charge-free amount available in the fourth Contract year) for a total of $7,000.

3) Since the withdrawal request is in the fifth Contract year, a 3% withdrawal charge rate applies to any portion of the withdrawal which is not charge-free.

     -------------------------------------------------
      $8,500.00   REQUESTED WITHDRAWAL AMOUNT
     -$7,000.00   CHARGE-FREE
     -----------------------------------------
      $1,500.00   ADDITIONAL AMOUNT NEEDED TO
                  COMPLETE WITHDRAWAL

    The Contract provides that the Contract Fund will be reduced by an amount which, when reduced by the withdrawal charge, will equal the amount requested. Therefore, in order to produce the amount needed to complete the withdrawal request ($1,500), we must "gross-up" that amount, before applying the withdrawal charge rate. This is done by dividing by 1 minus the withdrawal charge rate.

     -----------------------------------------
      $1,500.00 / (1-.03) =
      $1,500.00 / 0.97 = $1,546.39 GROSSED-UP AMOUNT

    Please note that a 3% withdrawal charge on this grossed-up amount reduces it to $1,500, the balance needed to complete the request.

     -----------------------------------------
      $1,546.39   GROSSED-UP AMOUNT
     X    .03     WITHDRAWAL CHARGE RATE
     -----------------------------------------
         $46.39   WITHDRAWAL CHARGE

4) The Market Value Factor is determined as described in steps 1 through 5, above. In this case, it is equal to 0.08 (8% is the guaranteed rate in the existing cell) minus 0.11 (11% is the interpolated value for the interest rates that would be offered for interest cells with durations of whole years remaining and whole year plus 1 remaining in the existing interest rate period), which is -0.03, multiplied by 4.58333 (55 months remaining until September 30, 2004, divided by 12) or -0.13750. Thus, there will be a negative Market-Value Adjustment of approximately 14% of the amount in the interest cell that is subject to the adjustment.

     -------------------------------------------------
          -0.13750 x $5,985.23 =
        -822.97   NEGATIVE MVA
     -----------------------------------------
      $5,985.23   UNADJUSTED VALUE
     -----------------------------------------
      $5,162.26   ADJUSTED VALUE
     $12,000.00   EQUITY VALUE
     -----------------------------------------
     $17,162.26   ADJUSTED CONTRACT FUND

5) The total amount to be withdrawn, $8,546.39, (sum of the surrender charge, $46.39, and the requested withdrawal amount of $8,500) is apportioned over all accounts making up the Contract Fund following the Market-Value Adjustments, if any, associated with the MVA option.

    ------------------------------------------------------
    EQUITY
    ($12,000/$17,162.26) x $8,546.39 = $5,975.71
    -----------------------------------------------
    7-Yr MVA
    ($5,162.26/$17,162.26) x $8,546.39= $2,570.68
                                        ---------
                                        $8,546.39

6) The adjusted value of the interest cell, $5,162.26, reduced by the withdrawal of $2,570.68 leaves $2,591.58. This amount must be "unadjusted" by dividing it by 0.86250 (1 plus the Market-Value Adjustment of -0.13750) to determine the amount remaining in the interest cell to which the guaranteed interest-rate of 8% will continue to be credited until September 30, 2004 or a subsequent withdrawal. That amount is $3,004.73.

                       STATEMENT OF ADDITIONAL INFORMATION

                                OCTOBER 25, 1999

              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                           VARIABLE ANNUITY CONTRACTS

The DISCOVERY SELECT(R) Annuity Contract* (the "contract") is an individual variable annuity contract issued by the Pruco Life Insurance Company ("Pruco Life"), a stock life insurance company that is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential") and is funded through the Pruco Life Flexible Premium Variable Annuity Account (the "Account"). The contract is purchased by making an initial purchase payment of $10,000 or more; subsequent payments must be $1,000 or more.

This statement of additional information is not a prospectus and should be read in conjunction with the Discovery Select prospectus, dated October 25, 1999. To obtain a copy of the prospectus, without charge, you can write to the Prudential Annuity Service Center, P.O. Box 14215, New Brunswick, New Jersey 08906, or by telephoning (888) PRU-2888.

                          TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
COMPANY......................................................................2
EXPERTS......................................................................2
LITIGATION...................................................................2
LEGAL OPINIONS...............................................................2
PRINCIPAL UNDERWRITER........................................................2
DETERMINATION OF SUBACCOUNT UNIT VALUES......................................2
PERFORMANCE INFORMATION......................................................3
COMPARATIVE PERFORMANCE INFORMATION..........................................5
FURTHER INFORMATION ABOUT THE DEATH BENEFIT..................................5
FEDERAL TAX STATUS...........................................................8
FURTHER INFORMATION ABOUT PRUCO LIFE.........................................12
SEPARATE ACCOUNT FINANCIAL INFORMATION ......................................A-1
COMPANY FINANCIAL INFORMATION ...............................................B-1


 PRUCO LIFE INSURANCE COMPANY             PRUDENTIAL ANNUITY SERVICE CENTER
     213 WASHINGTON STREET                         P.O. BOX 14215
 NEWARK, NEW JERSEY 07102-2992             NEW BRUNSWICK, NEW JERSEY 08906
                                              TELEPHONE: (888) PRU-2888

* DISCOVERY SELECT is a service mark of Prudential.
 ORD966391B

                                     COMPANY

Pruco Life Insurance Company ("Pruco Life") is a stock life insurance company organized in 1971 under the laws of the State of Arizona. Pruco Life is licensed to sell life insurance and annuities in the District of Columbia, Guam and all states except New York.

Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a mutual life insurance company founded in 1875 under the laws of the State of New Jersey.


                                     EXPERTS

The financial statements of the Pruco Life Flexible Premium Variable Annuity Account as of December 31, 1998 and for each of the two years in the period then ended included in this Statement of Additional Information have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers' principal business address is 1177 Avenue of the Americas, New York, New York, 10036.

                                   LITIGATION

Several actions have been brought against Pruco Life alleging that Pruco Life and its agents engaged in improper life insurance sales practices. Prudential has agreed to indemnify Pruco Life for losses, if any resulting from such litigation. No other significant litigation is being brought against Pruco Life that would have a material effect on its financial position.

                                 LEGAL OPINIONS

Shea & Gardner of Washington, D.C., has provided advice on certain matters relating to the federal securities laws in connection with the contracts.

                              PRINCIPAL UNDERWRITER

Prudential Investment Management Services LLC ("PIMS"), a subsidiary of Prudential offers the contracts on a continuous basis through corporate office and regional home office employees in those states in which contracts may be lawfully sold. It may also offer the contract through licensed insurance brokers and agents, or through appropriately registered direct or indirect subsidiariy(ies) of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary. During 1998, 1997 and 1996, the aggregate dollar amount of underwriting commissions paid to and the amounts retained by PIMS were $52,572, $0, and $0 respectively. During 1998, 1997 and 1996 PIMS paid $52,572, $0 and $0 respectively to cover individual representatives' commissions and other distribution expenses.

 Prudential may pay trail commissions to registered representatives who maintain an ongoing relationship with a contractholder. Typically, a trail commission is a compensation that is paid periodically to a representative, the amount of which is linked to the value of the contract and the amount of time that the contract has been in effect.

                    DETERMINATION OF ACCUMULATION UNIT VALUES

The value for each accumulation unit is computed as of the end of each "valuation period" as defined in the prospectus (also referred to in this section as "business day"). On any given business day the value of a Unit in each subaccount will be determined by multiplying the value of a Unit of that subaccount for the preceding business day by the net investment factor for that subaccount for the current business day. The net investment factor for any business day is determined by dividing the value of the assets of the subaccount for that day by the value of the assets of the subaccount for the preceding business day (ignoring, for this purpose, changes resulting from new purchase payments and withdrawals), and subtracting from the result the daily equivalent of the 1.4% annual charge for contractowners who have NOT elected the Retirement Income Guarantee or a 1.65% annual charge for contractowners who HAVE elected the Retirement Income Guarantee. This charge is for administrative expenses and mortality and expense risks. (See WHAT ARE THE EXPENSES ASSOCIATED WITH THE DISCOVERY SELECT CONTRACT and CALCULATING CONTRACT VALUE in the prospectus.) The value of the assets of a subaccount is determined by multiplying the number of shares of The Prudential Series Fund, Inc. (the "Series Fund") or other Fund held by that subaccount by the net asset value of each share and adding the value of dividends declared by the Series Fund or other Fund but not yet paid.

                             PERFORMANCE INFORMATION


The tables that follow provide performance information for each subaccount through September 30, 1999. The performance information is based on historical experience and does not indicate or represent future performance.


AVERAGE ANNUAL TOTAL RETURN

The DISCOVERY SELECT Annuity is a relatively new contract. The returns shown below were calculated using historical investment returns of the Funds. All fees, expenses and charges associated with the DISCOVERY SELECT Annuity and the Funds have been reflected in these returns, as if the Contract had existed from the inception date of each Funds' portfolios.


Table 1 below shows the average annual rates of total return on hypothetical investments of $1,000 for periods ended September 30, 1999 in each subaccount other than the Money Market Subaccount. These figures assume withdrawal of the investments at the end of the period other than to effect an annuity under the Contract. This table assumes deferred sales charges.


                                     TABLE 1
                           AVERAGE ANNUAL TOTAL RETURN


                                                                                                                 FROM
                                                                              FIVE              TEN               SEC
                                               SEC        ONE YEAR            YEARS            YEARS         REGISTRATION
       FUND                                REGISTRATION     ENDED             ENDED            ENDED            THROUGH
     PORTFOLIO                                 DATE        9/30/99           9/30/99          9/30/99           9/30/99
     ---------                                 ----        -------           -------          -------           -------
The Prudential Series Fund
     Diversified Bond Portfolio
     Diversified Conservative
       Growth Portfolio
     High Yield Bond Portfolio
     Stock Index Portfolio
     Equity Income Fund
     Equity Portfolio
     Prudential Jennison Portfolio
     Global Portfolio
     Small Capitalization Stock Portfolio
     20/20 Focus Portfolio

AIM Variable Insurance Funds, Inc.
     AIM V.I. Growth and Income Fund
     AIM V.I. Value Fund                                                     TO BE FILED BY AMENDMENT

American Century Variable Portfolios, Inc.
     American Century VP Value

Janus Aspen Series
     Growth Portfolio
     International Growth Portfolio

MFS Variable Insurance Trust
     Emerging Growth Series
     Research Series

OCC Accumulation Trust (Note 2)
     Managed Portfolio
     Small Cap Portfolio

Templeton Variable Products Series Fund
     Franklin Small Cap Investment Fund
     --Class 2

T. Rowe Price Equity Series, Inc.
     Equity Income Portfolio

T. Rowe Price International Series, Inc.
     International Stock Portfolio

Warburg Pincus Trust
     Post-Venture Capital Portfolio


---------------
Note 1: This table assumes deferred sales charges.

Note 2: Based on results of the Quest for Value Accumulation Trust and its predecessor. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, then called Quest for Value Accumulation Trust (the "Old Trust"), was effectively divided into two investment funds--the Old Trust and the present Quest for Value Accumulation Trust (the "Present Trust")--at which time the Present Trust Commenced Operations.

Note 3: All tables assume a $30.00 annual charge for contracts under $50,000.

The average annual rates of total return shown above are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula: P(1+T)(n)=ERV. In the formula, P is a hypothetical investment of $1,000; T is the average annual total return; "n" is the number of years; and ERV is the withdrawal value at the end of the periods shown.

These figures assume deduction of the maximum withdrawal charge that may be applicable to a particular period.

                                     TABLE 2
                       ASSUMES ELECTION OF THE RETIREMENT
                                INCOME GUARANTEE


                                                                                                                 FROM
                                                                              FIVE              TEN               SEC
                                                SEC       ONE YEAR            YEARS            YEARS         REGISTRATION
       FUND                                REGISTRATION     ENDED             ENDED            ENDED            THROUGH
     PORTFOLIO                                 DATE        9/30/99           9/30/99          9/30/99           9/30/99
     ---------                                 ----        -------           -------          -------           -------
The Prudential Series Fund
     Diversified Bond Portfolio
     Diversified Conservative
       Growth Portfolio
     High Yield Bond Portfolio
     Stock Index Portfolio
     Equity Income Fund
     Equity Portfolio
     Prudential Jennison Portfolio
     Global Portfolio
     Small Capitalization Stock Portfolio
     20/20 Focus Portfolio

AIM Variable Insurance Funds, Inc.
     AIM V.I. Growth and Income Fund
     AIM V.I. Value Fund                                                     TO BE FILED BY AMENDMENT

American Century Variable Portfolios, Inc.
     American Century VP Value

Janus Aspen Series
     Growth Portfolio
     International Growth Portfolio

MFS Variable Insurance Trust
     Emerging Growth Series
     Research Series

OCC Accumulation Trust (Note 2)
     Managed Portfolio
     Small Cap Portfolio

Templeton Variable Products Series Fund
     Franklin Small Cap Investment Fund
     --Class 2

T. Rowe Price Equity Series, Inc.
     Equity Income Portfolio

T. Rowe Price International Series, Inc.
     International Stock Portfolio

Warburg Pincus Trust
     Post-Venture Capital Portfolio

---------------
Note 1: This table assumes deferred sales charges.

Note 2: Based on results of the Quest for Value Accumulation Trust and its predecessor. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, then called Quest for Value Accumulation Trust (the "Old Trust"), was effectively divided into two investment funds--the Old Trust and the present Quest for Value Accumulation Trust (the "Present Trust")--at which time the Present Trust Commenced Operations.

Note 3: All tables assume a $30.00 annual charge for contracts under $50,000.

                                     TABLE 3
                     HISTORICAL AVERAGE ANNUAL TOTAL RETURN

                                                                                                               FROM DATE
                                                                              FIVE              TEN            PORTFOLIO
                                                          ONE YEAR            YEARS            YEARS          ESTABLISHED
       FUND                                    DATE         ENDED             ENDED            ENDED            THROUGH
     PORTFOLIO                              ESTABLISHED    9/30/99           9/30/99          9/30/99           9/30/99
     ---------                              -----------    -------           -------          -------           -------
The Prudential Series Fund
     Diversified Bond Portfolio                6/83
     Diversified Conservative
       Growth Portfolio
     High Yield Bond Portfolio                 2/87
     Stock Index Portfolio                     10/87
     Equity Income Fund                        2/88
     Equity Portfolio                          6/83
     Prudential Jennison Portfolio             5/95
     Global Portfolio                          9/88
     Small Capitalization Stock Portfolio
     20/20 Focus Portfolio

AIM Variable Insurance Funds, Inc.
     AIM V.I. Growth and Income Fund           5/94
     AIM V.I. Value Fund                       6/93                          TO BE FILED BY AMENDMENT

American Century Variable Portfolios, Inc.
     American Century VP Value

Janus Aspen Series
     Growth Portfolio                          9/93
     International Growth Portfolio            5/94

MFS Variable Insurance Trust
     Emerging Growth Series                    7/95
     Research Series                           7/95

OCC Accumulation Trust (Note 2)
     Managed Portfolio                         8/88
     Small Cap Portfolio                       8/88

Templeton Variable Products Series Fund
     Franklin Small Cap Investment Fund
     --Class 2

T. Rowe Price Equity Series, Inc.
     Equity Income Portfolio                   3/94

T. Rowe Price International Series, Inc.
     International Stock Portfolio             3/94

Warburg Pincus Trust
     Post-Venture Capital Portfolio            9/96

---------------

Note 1: This table assumes no deferred sales charges.

Note 2: Based on results of the Quest for Value Accumulation Trust and its predecessor. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, then called Quest for Value Accumulation Trust (the "Old Trust"), was effectively divided into two investment funds--the Old Trust and the present Quest for Value Accumulation Trust (the "Present Trust")--at which time the Present Trust Commenced Operations.

Note 3: All tables assume a $30.00 annual charge for contracts under $50,000

                                     TABLE 4
                         HITORICAL AVERAGE TOTAL RETURN
                       ASSUMING ELECTION OF THE RETIREMENT
                                INCOME GUARANTEE

                                                                                                               FROM DATE
                                                                              FIVE              TEN            PORTFOLIO
                                                          ONE YEAR            YEARS            YEARS          ESTABLISHED
       FUND                                    DATE         ENDED             ENDED            ENDED            THROUGH
     PORTFOLIO                              ESTABLISHED    9/30/99           9/30/99          9/30/99           9/30/99
     ---------                              -----------    -------           -------          -------           -------
The Prudential Series Fund
     Diversified Bond Portfolio                6/83
     Diversified Conservative
       Growth Portfolio
     High Yield Bond Portfolio                 2/87
     Stock Index Portfolio                     10/87
     Equity Income Fund                        2/88
     Equity Portfolio                          6/83
     Prudential Jennison Portfolio             5/95
     Global Portfolio                          9/88
     Small Capitalization Stock Portfolio
     20/20 Focus Portfolio

AIM Variable Insurance Funds, Inc.
     AIM V.I. Growth and Income Fund           5/94
     AIM V.I. Value Fund                       6/93                          TO BE FILED BY AMENDMENT

American Century Variable Portfolios, Inc.
     American Century VP Value

Janus Aspen Series
     Growth Portfolio                          9/93
     International Growth Portfolio            5/94

MFS Variable Insurance Trust
     Emerging Growth Series                    7/95
     Research Series                           7/95

OCC Accumulation Trust (Note 2)
     Managed Portfolio                         8/88
     Small Cap Portfolio                       8/88

Templeton Variable Products Series Fund
     Franklin Small Cap Investment Fund
     --Class 2

T. Rowe Price Equity Series, Inc.
     Equity Income Portfolio                   3/94

T. Rowe Price International Series, Inc.
     International Stock Portfolio             3/94

Warburg Pincus Trust
     Post-Venture Capital Portfolio            9/96


---------------

Note 1: This table assumes no deferred sales charges.

Note 2: Based on results of the Quest for Value Accumulation Trust and its predecessor. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, then called Quest for Value Accumulation Trust (the "Old Trust"), was effectively divided into two investment funds--the Old Trust and the present Quest for Value Accumulation Trust (the "Present Trust")--at which time the Present Trust Commenced Operations.

Note 3: All tables assume a $30.00 annual charge for contracts under $50,000

Table 5 shows the cumulative total return for the portfolios, assuming no withdrawal.

                                     TABLE 5
                 CUMULATIVE TOTAL RETURN ASSUMING NO WITHDRAWAL

                                                                                                               FROM DATE
                                                                              FIVE              TEN            PORTFOLIO
                                                          ONE YEAR            YEARS            YEARS          ESTABLISHED
       FUND                                     DATE        ENDED             ENDED            ENDED            THROUGH
     PORTFOLIO                               ESTABLISHD    9/30/99           9/30/99          9/30/99           9/30/99
     ---------                               ----------    -------           -------          -------           -------
The Prudential Series Fund
     Diversified Bond Portfolio                 6/83
     Diversified Conservative
       Growth Portfolio
     Stock Index Portfolio                      10/87
     High Yield Bond Portfolio                  2/87
     Equity Income Fund                         2/88
     Equity Portfolio                           6/83
     Prudential Jennison Portfolio              5/95
     Global Portfolio                           9/88
     Small Capitalization Stock Portfolio
     20/20 Focus Portfolio

AIM Variable Insurance Funds, Inc.
     AIM V.I. Growth and Income Fund            5/94
     AIM V.I. Value Fund                        6/93                         TO BE FILED BY AMENDMENT

American Century Variable Portfolios, Inc.
     American Century VP Value

Janus Aspen Series
     Growth Portfolio                           9/93
     International Growth Portfolio             5/94

MFS Variable Insurance Trust
     Emerging Growth Series                     7/95
     Research Series                            7/95

OCC Accumulation Trust (Note 2)
     Managed Portfolio                          8/88
     Small Cap Portfolio                        8/88

Templeton Variable Products Series Fund
     Franklin Small Cap Investment Fund
     --Class 2

T. Rowe Price Equity Series, Inc.
     Equity Income Portfolio                    3/94

T. Rowe Price International Series, Inc.
     International Stock Portfolio              3/94

Warburg Pincus Trust
     Post-Venture Capital Portfolio             9/96

---------------

Note 1: This table assumes no deferred sales charges.

Note 2: Based on results of the Quest for Value Accumulation Trust and its predecessor. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, then called Quest for Value Accumulation Trust (the "Old Trust"), was effectively divided into two investment funds--the Old Trust and the present Quest for Value Accumulation Trust (the "Present Trust")--at which time the Present Trust Commenced Operations.

Note 3: All tables assume a $30.00 annual charge for contracts under $50,000.

                                     TABLE 6
                 CUMULATIVE TOTAL RETURN ASSUMING NO WITHDRAWAL
                WITH ELECTION OF THE RETIREMENT INCOME GUARANTEE

                                                                                                               FROM DATE
                                                                              FIVE              TEN            PORTFOLIO
                                                          ONE YEAR            YEARS            YEARS          ESTABLISHED
       FUND                                     DATE        ENDED             ENDED            ENDED            THROUGH
     PORTFOLIO                               ESTABLISHD    9/30/99           9/30/99          9/30/99           9/30/99
     ---------                               ----------    -------           -------          -------           -------
The Prudential Series Fund
     Diversified Bond Portfolio                 6/83
     Diversified Conservative
       Growth Portfolio
     High Yield Bond Portfolio                  2/87
     Stock Index Portfolio                      10/87
     Equity Income Fund                         2/88
     Equity Portfolio                           6/83
     Prudential Jennison Portfolio              5/95
     Global Portfolio                           9/88
     Small Capitalization Stock Portfolio
     20/20 Focus Portfolio

AIM Variable Insurance Funds, Inc.
     AIM V.I. Growth and Income Fund            5/94
     AIM V.I. Value Fund                        6/93                         TO BE FILED BY AMENDMENT

American Century Variable Portfolios, Inc.
     American Century VP Value

Janus Aspen Series
     Growth Portfolio                           9/93
     International Growth Portfolio             5/94

MFS Variable Insurance Trust
     Emerging Growth Series                     7/95
     Research Series                            7/95

OCC Accumulation Trust (Note 2)
     Managed Portfolio                          8/88
     Small Cap Portfolio                        8/88

Templeton Variable Products Series Fund
     Franklin Small Cap Investment Fund
     --Class 2

T. Rowe Price Equity Series, Inc.
     Equity Income Portfolio                    3/94

T. Rowe Price International Series, Inc.
     International Stock Portfolio              3/94

Warburg Pincus Trust
     Post-Venture Capital Portfolio             9/96


---------------

Note 1: This table assumes no deferred sales charges.

Note 2: Based on results of the Quest for Value Accumulation Trust and its predecessor. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, then called Quest for Value Accumulation Trust (the "Old Trust"), was effectively divided into two investment funds--the Old Trust and the present Quest for Value Accumulation Trust (the "Present Trust")--at which time the Present Trust Commenced Operations.

Note 3: All tables assume a $30.00 annual charge for contracts under $50,000.

MONEY MARKET SUBACCOUNT YIELD

The "yield" and "effective yield" figures for the Money Market Subaccount shown below were calculated using historical investment returns of the Money Market Portfolio of the Prudential Series Fund. All fees, expenses and charges associated with the DISCOVERY SELECT Annuity and the Series Fund have been reflected.

The "yield" and "effective yield" of the Money Market Subaccount for the seven days ended December 31, 1998 were 3.30% and 3.35%, respectively.

The yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Money Market Subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the difference by the value of the subaccount at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7), with the resulting figure carried to the nearest ten-thousandth of 1%.

The deduction referred to above consists of the 1.25% charge for mortality and expense risks and the 0.15% charge for administration. It does not reflect the withdrawal charge.

The effective yield is obtained by taking the base period return, adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield--([base period return + 1] 365/7)-1.

The yields on amounts held in the Money Market Subaccount will fluctuate on a daily basis. Therefore, the stated yields for any given period are not an indication of future yields.

                       COMPARATIVE PERFORMANCE INFORMATION

Reports or advertising may include comparative performance information, including, but not limited to: (1) comparisons to market indices such as the Dow Jones Industrial Average, the Standard & Poor's 500 Index, the Value Line Composite Index, the Russell 2000 Index, the Morgan Stanley World Index, the Lehman Brothers bond indices; (2) comparisons to other investments, such as certificates of deposit; (3) performance rankings assigned by services such as Morningstar, Inc. and Variable Annuity Research and Data Services (VARDS), and Lipper Analytical Services, Inc.; (4) data presented by analysts such as Dow Jones, A.M. Best, The Bank Rate Monitor National Index; and (5) data in publications such as The Wall Street Journal, Times, Forbes, Barrons, Fortune, Money Magazine, and Financial World.

                   FURTHER INFORMATION ABOUT THE DEATH BENEFIT

Early in 1998, Pruco Life began to offer an enhanced death benefit under the contract. For contracts issued after the new death benefit became available in a particular state, the new death benefit is contained in an endorsement that is issued with the contract. existing contractowners are also being given the option to elect the new death benefit or retain the death benefit currently available under their contracts. For existing contractowners electing the new death benefit, the endorsement describing the new death benefit will be issued after the contract and should be attached to and kept with the contract. As used here, the term "endorsement date" describes both the date on which the contract is issued with the endorsement for contracts purchased after the new death benefit is available and the date on which the endorsement is issued for existing contractowners so electing. The new death benefit provisions are described below.

If the sole or last surviving annuitant dies prior to the annuity date, Pruco Life will, upon receipt of all of the information necessary to make the payment (including due proof of death and election of a payment option), pay a death benefit to the beneficiary designated by the contractowner.

IF THE SOLE OR OLDER ANNUITANT IS UNDER AGE 80 when the death benefit endorsement is issued, the death benefit on or prior to the contract anniversary coinciding with or next following his or her 80th birthday will equal the greater of, the contract fund value or the guaranteed minimum death benefit, as of the date of due proof of death. The guaranteed minimum death benefit is calculated daily and is equal to the greater of: (1) the 5% annual increase ("roll-up"); or (2) the highest annual contract fund value ("step-up"), both of which are described below.

ROLL-UP

The roll-up is equal to the total invested purchase payments (initial and additional) and is increased daily to the date of death at an effective annual interest rate of 5%, until the cap maximum is reached. The cap is equal to the sum of two times each invested purchase payment. The roll-up and the cap are proportionally reduced by the effect of withdrawals. Once the cap is reached, the roll-up can only be increased by the amount of additional invested purchase payments and will be proportionally reduced by the effect of withdrawals. For purposes of determining the death benefit, "proportionally reduced by the effect of withdrawals" means that withdrawals (including any applicable charges) will reduce other values in the same proportion as they reduce the contract fund value.

STEP-UP

Prior to the first contract anniversary, the step-up is the initial invested purchase payment increased by additional invested purchase payments and proportionally reduced by the effect of withdrawals. The step-up for each subsequent contract anniversary will be reset to the greater of the contract fund value as of that contract anniversary and the prior step-up. Between contract anniversaries, the step-up will be increased by invested purchase payments and proportionally reduced by effect of withdrawals.

After the contract anniversary coinciding with or following the annuitant's 80th birthday, the death benefit will equal the greater of the contract fund value as of the date of due proof of death or the guaranteed minimum death benefit as of the contract anniversary coinciding with or next following his or her 80th birthday, increased by additional invested purchase payments and proportionally reduced by the effect of withdrawals since such contract anniversary.

IF THE SOLE OR OLDER ANNUITANT IS AGE 80 OR OVER on the endorsement date, the death benefit will equal the greater of the contract fund value as of the date of due proof of death or the total invested purchase payments (initial and additional) proportionally reduced by the effect of withdrawals.

Upon issuance of the endorsement, you may not change an annuitant or co-annuitant. You may add or remove an annuitant or co-annuitant only with our prior approval.

If the contract was issued prior to the endorsement date, the following rules apply: (1) the initial value of the roll-up and the step-up is the total invested purchase payments (initial and additional), less total withdrawals (including any applicable charges) as of the issuance of the endorsement; (2) the initial value of the cap will be two times the initial value of the roll-up; and (3) the words, "Prior to the first contract anniversary", as used in the description of the step-up, means prior to the first contract anniversary following the issuance of the endorsement.

Contracts issued prior to the endorsement date WHOSE OWNERS DO NOT ELECT TO ATTACH THE ENDORSEMENT TO THEIR CONTRACTS and contracts issued in states in which the endorsement is not available will continue to have the death benefit calculated as originally offered, as follows: The death benefit will equal the greatest of: (1) the contract Fund as of the date of due proof of death; or (2) the sum of all invested purchase payments made less total withdrawals made (including withdrawal charges); or (3) the greatest of the contract fund values calculated on every third contract anniversary reduced by all subsequent withdrawals and withdrawal charges.

The death benefit is payable on the death of the sole or last surviving annuitant, not the contract owner.

The beneficiary may receive this amount in a lump sum or under a payout option. Unless the beneficiary has been irrevocably designated, you may change the beneficiary at any time. If the annuitant dies after he or she has begun to receive annuity payments, the death benefit, if any, will be determined by the type(s) of payout provisions then in effect.

If the annuitant was the sole owner of the contract, the annuitant's spouse was the sole beneficiary, and the spouse had an unrestricted right to receive the death benefit in a lump sum, then the spouse has the right to continue the contract as annuitant and owner.

                               FEDERAL TAX STATUS

X.    OTHER TAX RULES.

      1.   DIVERSIFICATION.

      The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements. For further detail on diversification requirements, see DIVIDENDS, DISTRIBUTIONS, AND TAXES in the accompanying prospectus for the Prudential Series Fund. Pruco Life believes the underlying variable investment options for the Contract meet these diversification requirements.

      2.   INVESTOR CONTROL.

      Treasury Department regulations do not provide guidance concerning the extent to which you may direct your investment in the particular investment options without causing you, instead of Pruco Life, to be considered the owner of the underlying assets. Because of this uncertainty, Pruco Life reserves the right to make such changes as it deems necessary to assure that the contract qualifies as an annuity for tax purposes. Any such changes will apply uniformly to affected contractowners and will be made with such notice to affected contractowners as is feasible under the circumstances.

      3.   ENTITY OWNERS.

      Where a contract is held by a non-natural person (E.G., a corporation), other than as an agent or nominee for a natural person (or in other limited circumstances), the contract will not be taxed as an annuity and increases in the value of the contract will be subject to tax.

      4. PURCHASE PAYMENTS MADE BEFORE AUGUST 14, 1982.

      If your contract was issued in exchange for a contract containing purchase payments made before August 14, 1982, favorable tax rules may apply to certain withdrawals from the contract. Generally, withdrawals are treated as a recovery of your investment in the contract first until purchase payments made before August 14, 1982 are withdrawn. Moreover, any income allocable to purchase payments made before August 14, 1982, is not subject to the 10% penalty tax.

      5. WITHHOLDING OF TAX FROM DISTRIBUTIONS. Taxable amounts distributed from annuity contracts are subject to tax withholding. You may generally elect not to have tax withheld from your payments. The rate of withholding on annuity payments will be determined on the basis of the withholding certificate you file with Pruco Life. These elections must be made on the appropriate Pruco Life forms. Absent these elections, Pruco Life will withhold the tax amounts required by the applicable tax regulations. You may be subject to penalties under the estimated tax payment rules if your withholding and estimated tax payments are not sufficient.

      6. NONRESIDENT ALIENS. Special tax withholding rules apply to nonresident aliens.

                      FURTHER INFORMATION ABOUT PRUCO LIFE

This section provides further information about Pruco Life. Presented first is selected financial data followed by a discussion of Pruco Life's overall business status. We have also provided a listing of Pruco Life's officers and directors as well as a complete set of audited financials.

SELECTED FINANCIAL DATA


                                                              Pruco Life Insurance Company and Subsidiaries
                                                                     For the Years Ended December 31,
                                                                     --------------------------------
                                                                              (In Thousands)

                                                       1998           1997          1996          1995           1994
                                                    ------------  ------------- -------------  ------------  -------------

Revenues
 Premiums and other revenue.......................  $   463,453    $   413,589    $  397,319    $  388,087     $  344,701
 Realized investment gains, net...................       44,841         10,974        10,835        13,200        (41,074)
 Net investment income............................      261,430        259,634       247,328       246,618        241,132
                                                    ---------------------------------------------------------------------

Total revenues                                          769,724        684,197       655,482       647,905        544,759

Benefits and expenses

 Current and future benefits and claims...........      305,462        290,234       305,119       280,913        235,660
 Other expenses...................................      228,067        225,721       122,006       134,790        179,173
                                                    ---------------------------------------------------------------------

Total benefits and expenses.......................      533,529        515,955       427,125       415,703        414,833
                                                    ---------------------------------------------------------------------

Income before income tax provision................      236,195        168,242       228,357       232,202        129,926

Income tax provision..............................       84,233         61,868        79,135        79,558         48,031
                                                    ---------------------------------------------------------------------

Net income........................................  $   151,962    $   106,374    $  149,222    $  152,644     $   81,895
                                                    =====================================================================

Total assets at period end........................  $16,812,781    $12,851,467    $9,710,366    $8,471,638     $7,713,183
                                                    =====================================================================

Separate Account liabilities......................  $11,490,751    $ 7,948,788    $5,277,454    $4,263,896     $3,493,932
                                                    =====================================================================


                      DISCOVERY SELECT(R) VARIABLE ANNUITY


           MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL POSITION
                           AND RESULTS OF OPERATIONS.

The following analysis should be read in conjunction with the notes to Consolidated Financial Statements.

The Company markets individual life insurance, variable life insurance, variable annuities, fixed annuities, and a group annuity program primarily through Prudential's sales force in the United States and markets individual life insurance through its branch office in Taiwan.

The Company markets its products in the life insurance and annuity sectors of the insurance industry. These markets are subject to regulatory oversight with particular emphasis placed on company solvency and sales practices. These markets are also subject to increasing competitive pressure as the legal barriers which have historically segregated the markets of the financial services industry are being challenged through both legislative and judicial processes. Regulatory changes have opened the insurance industry to competition from other financial institutions, particularly banks and mutual funds that are positioned to deliver competing investment products through large, stable distribution channels.

The Company had $16.8 billion in assets at December 31, 1998 compared to $12.9 billion at December 31, 1997, of which $11.5 billion and $7.9 billion were held in Separate Accounts in 1998 and 1997, respectively, under variable life insurance policies and variable annuity contracts. The remaining assets consisted primarily of general account investments in bonds, policy loans and short-term investments.

1. RESULTS OF OPERATIONS

Net income for the year ended December 31, 1998 was $152.0 million, an increase of $45.6 million or 42.9% from $106.4 million earned in the year ended December 31, 1997. Net income for the year ended December 31, 1996 was $149.2 million.

(a) 1998 versus 1997

Total insurance revenues, consisting of premiums and policy charges and fee income, increased $42.4 million for the year ended December 31, 1998 to $422.2 million from $379.8 million for the year ended December 31, 1997. In response to customer needs and market trends, the Company markets a product portfolio utilizing advice-based strategy including highly selective product offerings from other investment advisors. The Discovery Select Variable Annuity was a successful new product which generated significant sales. The Company also introduced a new variable universal life (VUL) insurance product, which provides an option to the customer to select proprietary or non-proprietary mutual fund investments. Strong securities market conditions contributed to appreciation in Separate Account asset values. Favorable market conditions also provided a stimulus to investors to purchase mutual fund shares and annuities, including VUL and Discovery Select products, which further contributed to growth in assets under management and consequently on fees earned. In addition, the Company's Taiwan branch generated continued growth in premiums for traditional insurance products.

The Company's consolidated net investment income increased $1.8 million for the year ended December 31, 1998 to $261.4 from $259.6 million for the year ended December 31, 1997. Consolidated net realized investment gains increased $33.8 million for the year ended December 31, 1998 to $44.8 from $11.0 million for the year ended December 31, 1997. Please refer to the section below titled "Investment Portfolio and Investment Strategies" for a discussion of investment income and net realized investment gains by asset type.

Other income increased $7.5 million for the year ended December 31, 1998 to $41.3 million from $33.8 million for the year ended December 31, 1997. The portfolio of mutual fund investments related to the Company's Separate Account products are known as The Prudential Series Fund. The Company receives an allocated portion of investment management fees that Prudential earns from The Prudential Series Fund and records these fees in "Other income."

Policyholders' benefits increased $7.1 million for the year ended December 31, 1998 to $186.5 million from $179.4 million for the year ended December 31, 1997. This change is attributable to an increase in death claims in absolute amount and as a percentage of mean amount of insurance in force reflecting the overall aging of the business in force.

Interest credited to policyholders' account balances increased by $8.1 million for the year ended December 31, 1998 to $118.9 million from $110.8 million for the year ended December 31, 1997. Accounting for more than

                      DISCOVERY SELECT(R) VARIABLE ANNUITY

half of this year's increase is the introduction of a new non-participating guaranteed investment contract (GIC) product, Prudential Credit Enhanced (PACE), early in 1998. The remaining increase is attributable to the rise in policyholder account balances as well as increased interest credited pertaining to policy loans, partially offset by declining interest crediting rates for interest-sensitive life contracts.

Other operating costs and expenses increased $2.4 million for the year ended December 31, 1998 to $228.1 million compared to $225.7 million for the year ended December 31, 1997. Increased sales activity of Discovery Select and the new VUL product noted above resulted in a corresponding increase in expenses. In addition to the increased sales volume, the Parent company's allocation methodology for expenses billed to Pruco Life in 1998 changed, resulting in increased expenses allocated to the Company. Offsetting this increase was a 1997 refinement of estimated gross profit margins which led to an overall decrease in deferred policy acquisition costs (DAC) amortization relative to 1997.

INVESTMENT PORTFOLIO AND INVESTMENT STRATEGIES

The Company's investment portfolio supports its insurance and annuity liabilities and other obligations to customers for which it assumes investment related risks. The portfolio was comprised of total investments amounting to $4.2 billion at December 31, 1998, versus $3.9 billion at December 31, 1997. A diversified portfolio of publicly traded bonds, private placements, commercial mortgages and equity investments is managed under strategies intended to maintain optimal asset mix consistent with current and anticipated cash flow requirements of the related obligations.

The asset management strategy for the portfolio is in accordance with an investment policy statement developed and coordinated within the Company by the Portfolio Management Group, agreed to by senior management, and approved by the Board of Directors. In managing the investment portfolio, the long term objective is to generate favorable investment results through asset-liability management, strategic and tactical asset allocation and asset manager selection. Asset mix strategies are constrained by the need to match asset structure to product liabilities, considering the underlying income and return characteristics of investment alternatives and seeking to closely approximate the interest rate sensitivity of the asset portfolio with the estimated interest rate sensitivity of the product liabilities. Asset mix strategies also include maintenance of broad diversification across asset classes, issuers and sectors; effective utilization of capital while maintaining liquidity believed to be adequate to satisfy cash flow requirements; and achievement of competitive performance. The major categories of invested assets, quality across the portfolio, and recent activities to manage the portfolio are discussed below.

FIXED MATURITIES

The fixed maturity portfolio is diversified across maturities, sectors and issuers. As of December 31, 1998 and 1997, the Company has classified all publicly traded securities and 63% and 52%, respectively, of privately traded securities as "available for sale" with the remainder of the privately placed fixed maturities as "held to maturity. The estimated fair value of fixed maturities totaled $3.2 billion, an increase of $271.9 million compared to December 31, 1997. This increase is primarily attributable to the new product, PACE.

                                                                  1998                                        1997
                                               -------------------------------------------------------------------------------------
                                                                                 NET                                        NET
                                                                ESTIMATED     UNREALIZED                   ESTIMATED     UNREALIZED
                                               AMORTIZED COST  FAIR VALUE       GAINS     AMORTIZED COST  FAIR VALUE       GAINS
                                               -------------- ------------ ------------- --------------- ------------- -------------
                                                                                  (In Thousands)
FIXED MATURITIES - AVAILABLE FOR SALE
Publicly traded............................... $   2,040,592  $  2,054,807  $      14,215 $   2,157,525  $   2,187,405 $      29,880
Privately traded..............................       698,062       709,119         11,057       369,029        376,447         7,418
Total Fixed maturities - available for sale...     2,738,654     2,763,926         25,272     2,526,554      2,563,852        37,298
                                               -------------- ------------- ------------- -------------- ------------- -------------

FIXED MATURITIES - HELD TO MATURITY
Privately traded..............................       410,558       421,845         11,287       338,848        350,056        11,208
                                               -------------- ------------- ------------- -------------- ------------- -------------

TOTAL......................................... $   3,149,212  $  3,185,771  $      36,559 $   2,865,046  $   2,913,908 $      48,506
                                               =============  ============  ============= =============  ============= =============

At December 31, 1998, the net unrealized capital gains on the "available for sale" fixed maturity portfolio totaled $25.3 million compared to $37.3 million at December 31, 1997. The decrease in the net unrealized gain

                      DISCOVERY SELECT(R) VARIABLE ANNUITY

position is primarily due to the effect of a higher level of sales activity, offset in part by the effect of lower interest rates.

Based on estimated fair value, the Company's holdings of private placement fixed maturities constituted 35% and 25% of total fixed maturities at December 31, 1998 and 1997, respectively. These investments generally offer higher yields than comparable quality public market securities, increase the diversification of the portfolio, and contain tighter covenant protection than public securities.

Gross investment income from fixed maturities increased by $17.2 million from 1997 to 1998 as a result growth in invested assets, including the addition of the PACE product. Realized gains increased by $20.0 million from 1997 primarily due to the sale of fixed maturities during a period of declining interest rates. The table below summarizes fixed maturity investment results:

                                          YEAR ENDED DECEMBER 31,
                                       ------------------------------
                                          1998               1997
                                       -----------        -----------
                                              (In Thousands)

    Gross investment income..........  $  205,312         $  188,076

    Yield (1)........................        7.08%              7.35%

    Realized capital gains...........  $   29,817         $    9,860

(1) Yields are determined by dividing gross investment income by the average of quarter-end asset carrying values, excluding unrealized gains and losses, less one-half of gross investment income.

CREDIT QUALITY

The following table describes the credit quality of the fixed maturity portfolio, based on ratings assigned by the National Association of Insurance Commissioners ("NAIC") or Standard & Poor's Corporation, an independent rating agency:

                                            DECEMBER 31, 1998                                    DECEMBER 31, 1997
                            --------------------------------------------------  ----------------------------------------------------
                              AMORTIZED                 ESTIMATED                  AMORTIZED                   ESTIMATED
  NAIC   STANDARD & POOR'S       COST         %        FAIR VALUE        %            COST           %        FAIR VALUE        %
--------------------------- -----------------------  -------------------------  --------------------------  ------------------------
                                                                         (In Thousands)
   1     AAA to AA-         $   1,375,371     43.7   $    1,398,678      43.9   $    1,507,219       52.6   $    1,529,620      52.5
   2     BBB+ to BBB-           1,436,820     45.6        1,449,073      45.5        1,175,684       41.0        1,194,461      41.0
   3     BB+ to BB-               240,379      7.6          244,932       7.7          100,676        3.5          104,557       3.6
   4     B+ to B-                  68,620      2.2           66,763       2.1           75,849        2.7           78,953       2.7
   5     CCC or lower              27,552       .9           26,061        .8            5,943         .2            6,288        .2
   6     In or near default           470       --              264        --               31         --               29        --
                            --------------           ---------------            ---------------             ---------------

                      TOTAL $   3,149,212            $    3,185,771             $    2,865,402              $    2,913,908
                            =============            ==============             ==============              ==============

The fixed maturity portfolio consists largely of investment grade assets (rated "1" or "2" by the NAIC), with such investments accounting for 89% and 94% of the portfolio at December 31, 1998 and 1997, respectively, based on estimated fair value. As of both of those dates, less than 1% of the fixed maturities portfolio was rated "6" by the NAIC, defined as public and private placement securities which are currently non-performing or believed subject to default in the near-term.

The Company continually reviews fixed maturities and identifies potential problem assets which require additional monitoring. The Company defines "problem" fixed maturities as those for which principal and/or interest payments are in default. The Company defines "potential problem" fixed maturities as assets which are believed to present default risk associated with future debt service obligations and therefore require more active management. At December 31, 1998 management identified $264 thousand of fixed maturity investments as problem or potential problem. An immaterial amount of problem or potential problem fixed maturities were identified in 1997.

                      DISCOVERY SELECT(R) VARIABLE ANNUITY

PORTFOLIO DIVERSITY

The fixed maturity portfolio is broadly diversified by type and industry of issuer. The greatest industry concentrations within the public portfolio were finance, utilities, and manufacturing. The greatest concentrations within the private portfolio were asset backed securities and within the service and manufacturing industries. The total portfolio is summarized below by issuer category:

                                                                         DECEMBER 31, 1998                  DECEMBER 31, 1997
                                                                   -------------------------------    ------------------------------
                                                                    AMORTIZED         ESTIMATED        AMORTIZED         ESTIMATED
                                                                       COST           FAIR VALUE          COST           FAIR VALUE
                                                                   -------------     ------------     ------------      ------------
                                                                                            (In Thousands)
United States government securities
    and obligations............................................... $    110,294      $    110,839     $    177,334      $    178,536
Mortgage backed securities........................................        2,257             2,411            3,116             3,260
Asset backed securities (1).......................................      442,272           445,518          320,554           323,744
Manufacturing ....................................................      585,680           589,775          401,291           409,856
Utilities.........................................................      469,343           478,262          397,374           406,790
Retail and wholesale..............................................      166,979           168,837           97,333            99,993
Energy............................................................        6,429             6,648            1,473             1,599
Finance...........................................................      545,760           550,291          818,532           826,767
Services..........................................................      584,495           594,240          430,827           441,775
Transportation....................................................      148,999           151,091          122,056           124,807
Other.............................................................       86,704            87,859           95,156            96,345
                                                                   ------------      ------------     ------------      ------------
TOTAL............................................................. $  3,149,212      $  3,185,771     $  2,865,046      $  2,913,472
                                                                   ============      ============     ============      ============

(1) Asset backed securities are primarily backed by credit card receivables, home equity loans, trade receivables and auto loans.

SHORT-TERM INVESTMENTS

Short-term investments include highly liquid debt instruments such as commercial paper which are purchased with an original maturity of twelve months or less. These securities are carried at amortized cost, which approximates fair value. As of December 31, 1998, the Company's short-term investments totaled $240.7 million, a decrease of $75.7 million compared to $316.4 million at December 31, 1997. The decrease in short-term investments was primarily due to decreased securities lending activity, resulting in lower cash collateral held and invested in short-term instruments, coupled with a strategic decision to hold less short-term investments. While income remained relatively unchanged, the short-term yield decreased 175 basis points primarily due to lower average interest rates. Investment expenses increased by $10.0 million primarily as a result of 1998 including a full year's worth of securities lending activity versus one quarters worth in 1997.

The table below presents summary data with respect to the Company's short-term investment positions:

                                                 YEAR ENDED DECEMBER 31,
                                              ------------------------------
                                                 1998               1997
                                              -----------        -----------
                                                     (In Thousands)

    Carrying amount at end of period........  $  240,727         $  316,355

    Net investment income...................  $   13,347         $   19,511

    Yield (1)...............................        3.67%              5.42%


(1) Yields are determined by dividing net investment income by the average of quarter-end asset carrying values, less one-half of net investment income.

DERIVATIVES

At the end of 1997 The Company began using derivatives, primarily futures contracts, to hedge interest-rate risk related to the insurance and annuity liabilities. During 1998 $12.4 million of gains were realized from derivatives. The gains are reported in "Realized investment gains, net."

                      DISCOVERY SELECT(R) VARIABLE ANNUITY

(b) 1997 versus 1996

Total insurance revenues, consisting of premiums and policy charges and fee income, increased $3.3 million for the year ended December 31, 1997 to $379.8 million from $376.5 million for the year ended December 31, 1996. This increase in insurance revenues consists of an increase of $5.3 million in policy charges and fee income partially offset by a decrease in premiums of $2.0 million. These fluctuations are due to an increased emphasis in the domestic market place on retirement type investment products rather than life insurance protection products. Lower domestic premiums were partially offset by an increase in premiums for traditional insurance products generated from the Company's Taiwan branch.

The Company's consolidated net investment income increased $12.3 million for the year ended December 31, 1997 to $259.6 from $247.3 million for the year ended December 31, 1996. Increase in cash flows from insurance operations and average assets as well as the asset allocation strategies, produced favorable investment results in 1997. Fixed maturity income increased in 1997 due to higher investment returns as a result of a shift to higher yielding securities. Income from short term investments increased because of higher fixed maturity assets available to lend to third parties as part of the Company's securities lending program. Offsetting these increases was a decline in income on the mortgage loan portfolio, a result of declining asset base.

Other income increased $13.0 million for the year ended December 31, 1997 to $33.8 million from $20.8 million for the year ended December 31, 1996. This increase is due to a higher level of advisory fees attributable to the Discovery Preferred and Discovery Select Separate Account products.

Policyholders' benefits decreased $7.5 million for the year ended December 31, 1997 to $179.4 million from $186.9 million for the year ended December 31, 1996. This decrease is attributable to better mortality experience associated with the Company's products.

Interest credited to policyholders' account balances decreased by $7.4 million for the year ended December 31, 1997 to $110.8 million from $118.2 million for the year ended December 31, 1996. This decrease is primarily attributable to a decrease in interest crediting rates, partially offset by increased fund values due to new sales of Separate Account products.

Other operating costs and expenses increased $103.7 million for the year ended December 31, 1997 to $225.7 million compared to $122.0 million for the year ended December 31, 1996. The increase reflects factors including the refinement of estimated gross profit margins used to amortize DAC. Favorable mortality experience and reduction in cost of insurance charges contributed to a change in net amortization. Favorable sales in 1997 were a partial offset. Also, increased operating costs resulted from higher sales activity of Discovery Select and Discovery Preferred annuity products, and technological advancements made in annuity processing, customer service, and product development.

2. LIQUIDITY AND CAPITAL RESOURCES

The Company's liquidity requirements include the payment of sales commissions and other underwriting expenses and the funding of its contractual obligations for the life insurance and annuity contracts it has in-force. The Company has developed and utilizes a cash flow projection system and regularly performs asset/liability duration matching in the management of its asset and liability portfolios. The Company anticipates funding all its cash requirements utilizing cash from operations, normal investment maturities and anticipated calls and repayments or through short term borrowing from its affiliate Prudential Funding Corporation (see Related Party Transactions). As of December 31, 1998, the Company's assets included $1.9 billion of cash, short-term investments and investment grade publicly traded fixed maturity securities that could be liquidated if funds were required.

In order to continue to market life insurance and annuity products, the Company must meet or exceed the statutory capital and surplus requirements of the insurance departments of the states in which it conducts business. Statutory accounting practices differ from generally accepted accounting principles ("GAAP") in two major respects. First, under statutory accounting practices, the acquisition costs of new business are charged to expense, while under GAAP they are initially deferred and amortized over a period of time. Second, under statutory accounting practices, the required additions to statutory reserves for new business in some cases may initially exceed the statutory revenues attributable to such business. These practices result in a reduction of statutory income and surplus at the time of recording new business.

                      DISCOVERY SELECT(R) VARIABLE ANNUITY

Insurance companies are subject to Risk-Based Capital (RBC) guidelines, monitored by insurance regulatory authorities, that measure the ratio of the Company's statutory equity with certain adjustments ("Adjusted Capital") to its required capital, based on the risk characteristics of its insurance liabilities and investments. Required capital is determined by statutory formulae that consider risks related to the type and quality of invested assets, insurance-related risks associated with the Company's products, interest rate risks, and general business risks. The RBC calculations are intended to assist regulators in measuring the adequacy of the Company's statutory capitalization.

The Company considers RBC implications in its asset/liability management strategies. Each year, the Company conducts a thorough review of the adequacy of statutory insurance reserves and other actuarial liabilities. The review is performed to ensure that the Company's statutory reserves are computed in accordance with accepted actuarial standards, reflect all contractual obligations, meet the requirements of state laws and regulations and include adequate provisions for any other actuarial liabilities that need to be established. All significant reserve changes are reviewed by the Board of Directors and are subject to approval by the Arizona Department of Banking and Insurance. The Company believes that its statutory capital is adequate for its currently anticipated levels of risk as measured by regulatory guidelines.

The National Association of Insurance Commissioners recently approved a series of codified statutory accounting standards for consideration by the various state regulators. Certain of the proposed standards, if adopted by insurance regulatory authorities, could have an impact on the measurement of statutory capital which, in turn, could affect RBC ratios of insurance companies. At the present time, the Company cannot estimate the potential impact of these proposed standards on its RBC position.

3. REGULATORY ENVIRONMENT

The Company is subject to the laws of the State of Arizona and to the regulations of the Department of Insurance of the State of Arizona and the New Jersey Department of Banking and Insurance (the "Insurance Departments"). A detailed financial statement in the prescribed form (the "Annual Statement") is filed with the Insurance Departments each year covering the Company's operations for the preceding year and its financial position as of the end of that year. Regulation by the Insurance Departments includes periodic examinations to verify the accuracy of contract liabilities and reserves. The Company's books and accounts are subject to review by the Insurance Departments at all times. A full examination of the Company's operations is conducted periodically by the Insurance Departments and under the auspices of the NAIC.

The Company is subject to regulation under the insurance laws of all jurisdictions in which it operates. The laws of the various jurisdictions establish supervisory agencies with broad administrative powers with respect to various matters, including licensing to transact business, overseeing trade practices, licensing agents, approving contract forms, establishing reserve requirements, fixing maximum interest rates on life insurance contract loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted. The Company is required to file the Annual Statement with supervisory agencies in each of the jurisdictions in which it does business, and its operations and accounts are subject to examination by these agencies at regular intervals.

The NAIC has adopted several regulatory initiatives designed to improve the surveillance and financial analysis regarding the solvency of insurance companies in general. These initiatives include the development and implementation of a risk-based capital formula for determining adequate levels of capital and surplus. Insurance companies are required to calculate their risk-based capital in accordance with this formula and to include the results in their Annual Statement. It is anticipated that these standards will have no significant effect upon the Company.

Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Certain insurance products of the Company are subject to various federal securities laws and regulations. In addition, current and proposed federal measures which may significantly affect the insurance business include regulation of insurance company solvency, employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies and the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.

                      DISCOVERY SELECT(R) VARIABLE ANNUITY

4. THE YEAR 2000 ISSUE

Pruco Life utilizes many of the same business applications, infrastructure and business partners as Prudential. Prudential has addressed the Year 2000 issue on an enterprise-wide basis. Therefore, it is not possible to differentiate Pruco Life's Year 2000 issue from that of Prudential. The accompanying discussion of the Year 2000 issue reflects steps taken by Prudential to mitigate the Year 2000 risks.

Many computer systems are programmed to recognize only the last two digits in a date. As a result, any computer system that has date-sensitive programming may recognize a date using "00" as the year 1900 rather than the year 2000. This problem can affect non-information technology systems that include embedded technology, such as microprocessors included in "infrastructure" equipment used for telecommunications and other services as well as computer systems. If this anomaly is not corrected, the year "00" could cause systems to perform date comparisons and calculations incorrectly, which could in turn affect the accuracy and compromise the integrity of business records. Business operations could be interrupted when companies are unable to process transactions, send invoices, or engage in similar normal business activities.

Prudential established a Company-wide Program Office (CPO) to develop and coordinate an operating framework for the Year 2000 compliance activities. Prudential's CPO structured the Year 2000 program into three major components:
Business Applications, Infrastructure and Business Partners. The CPO also established quality assurance procedures including a certification process to monitor and evaluate enterprise-wide progress of each component of Prudential's program for conversion and upgrading of systems for Year 2000 compliance.

BUSINESS APPLICATIONS

The scope of the Business Applications component includes a wide range of computer systems that directly support Prudential's business operations and accounting systems. The entire application portfolio was analyzed in 1996 to determine appropriate Year 2000 readiness strategies (i.e., renovate, replace or retire). Rigorous testing standards have been employed for all applications that will not be retired, including those that are newly developed or purchased. Application replacement and renovation projects follow a similar path toward Year 2000 compliance. The key project phases include Year 2000 analysis and design, programming activities, testing, and implementation. Replacement projects are also tracked until the existing applications are removed from production.

Of Prudential's total application portfolio, approximately 70% of the applications are being renovated, 13% are being replaced by Year 2000 compliant systems, and the remaining 17% are being retired from production. At December 31, 1998, the percentage of business applications (based on application count) in the implementation phase for Year 2000 compliance for renovation, replacement and retirement are 99%, 96% and 99%, respectively. The overall completion date for Business Applications is June 1999.

INFRASTRUCTURE

The scope of Prudential's Year 2000 Infrastructure initiatives include mainframe computer system hardware and operating system software, mid-range systems and servers, telecommunications equipment, buildings and facilities systems, personal computers, and vendor hardware and software.

Although there are minor differences among these various components, the approach to Year 2000 readiness for Infrastructure generally involves phases identified as inventory, assessment, remediation activities (e.g., upgrading hardware or software), testing and implementation. The overall completion date for Infrastructure is June 1999.

BUSINESS PARTNERS

Prudential's approach to business partner readiness includes classification of each partner's status as "highly critical" or "less critical" and the development of contingency plans to address the potential that a business partner could experience a Year 2000 failure. Approximately 30% of Prudential's business partners have been identified as highly critical and the remaining 70% as less critical. Project phases include inventory, risk assessment, and contingency planning activities. All project phases for highly critical business partner readiness were achieved in December 1998; Prudential has an overall completion date for less critical business partner readiness of June 1999.

                      DISCOVERY SELECT(R) VARIABLE ANNUITY

THE COST OF YEAR 2000 READINESS

Prudential is funding the Year 2000 program from operating cash flows. Some of the expenses of Prudential's Year 2000 readiness are allocated across its various businesses and subsidiaries, including Pruco Life. Expenses related to the Year 2000 initiatives allocated to Pruco Life are part of systems overhead costs to date and are included in Pruco Life's general and administrative expenses. The Year 2000 costs allocated to Pruco Life to date are not material to its operations and financial position. Moreover, the forecasted allocated Year 2000 costs are not expected to have a material impact on Pruco Life's ability to meet its contractual commitments.

YEAR 2000 RISKS AND CONTINGENCY PLANNING

The major portion of the Prudential's transactions are of such volume that they can only be effectively processed through the use of automated systems. Therefore, substantially all of Prudential's contingency plans include the ultimate resolution of any causative technology failures that may be encountered.

Prudential believes that the Business Application, Infrastructure and Business Partners components of the Year 2000 project are substantially on schedule. While management expects a small number of the projects may not meet their targeted completion date, it is anticipated that these projects will be completed by September 1999 so that any delays, if experienced, would not have a significant impact on the timing of the project as a whole. During the course of the Year 2000 program, some discretionary technology projects have been delayed in favor of the completion of Year 2000 projects. However, this impact has been minimized by Prudential's strategic decision to outsource most of the Year 2000 renovation work.

While Prudential and its subsidiaries believe that they are well positioned to mitigate its Year 2000 issue, this issue, by its nature, contains inherent uncertainties, including the uncertainty of Year 2000 readiness of third parties. Consequently, the Company is unable to determine at this time whether the consequences of Year 2000 failures will have a material adverse effect on the Company's results of operations, liquidity or financial position. In the worst case, it is possible that any technology failure, including an internal or external Year 2000 failure, could have a material impact on the Company's results of operations, liquidity, or financial position.

Prudential is enhancing existing business contingency plans to mitigate Year 2000 risk. Current contingency plans include planned responses to the failure of specific business applications or infrastructure components. These responses are being reviewed and expected to be finalized by June 1999 to ensure that they are workable under the special conditions of a Year 2000 failure. The plans are also being updated to reduce the level of uncertainty about the Year 2000 problem including readiness of Prudential's Business Partners.

The discussion of the Year 2000 Issue herein, and in particular Prudential's plans to remediate this issue and the estimated costs thereof, are forward-looking in nature. See cautionary statement below relating to forward-looking statements.

5. EFFECTIVE NEW ACCOUNTING PRONOUNCEMENTS

Refer to Note 2, "Summary of Significant Accounting Policies," of the Notes to Consolidated Financial Statements.

6. INFORMATION CONCERNING FORWARD-LOOKING STATEMENTS

Certain of the statements contained in Management's Discussion and Analysis may be considered forward-looking statements. Words such as "expects," "believes," "anticipates," "intends," "plans," or variations of such words are generally part of forward-looking statements. Forward-looking statements are made based upon management's current expectations and beliefs concerning future developments and their potential effects upon the Company. There can be no assurance that future developments affecting the Company will be those anticipated by management. There are certain important factors that could cause actual results to differ materially from estimates or expectations reflected in such forward-looking statements including without limitation, changes in general economic conditions, including the performance of financial markets and interest rates; market acceptance of new products and distribution channels; competitive, regulatory or tax changes that affect the cost or demand for the Company's products; and adverse litigation results. While the Company reassesses material trends and uncertainties affecting its financial position and results of operations, it does not intend to review or revise any particular forward-looking statement referenced in this Management's Discussion and Analysis in light of future events. The information referred to above should be considered by readers when reviewing any forward-looking statements contained in this Management's Discussion and Analysis.

                      DISCOVERY SELECT(R) VARIABLE ANNUITY

ITEM 7A. QUANTITATIVE AND QUALITATIVE DISCLOSURES ABOUT MARKET RISK

RISK MANAGEMENT, MARKET RISK, AND DERIVATIVE FINANCIAL INSTRUMENTS

As a direct subsidiary of Prudential, the Company benefits from the risk management strategies implemented by its parent.

Risk management includes the identification and measurement of various forms of risk, establishment of acceptable risk thresholds, and creation of processes intended to maintain risks within these thresholds while maximizing returns. Prudential considers risk management an integral part of its core businesses.

The risks inherent in the Company's operations include market risk, product risk, credit risk, concentration risk, liquidity risk, and operating risk. These risk categories, and the Company's strategies relative to each, are discussed below.

The Company's risk monitoring processes include preparation and review of risk reports on a regular basis, with frequency based on the purpose of the report. For example, reports associated with specific strategies or assets are produced daily, while portfolio level reports are typically semi-monthly or monthly and high level reports are produced quarterly.

MARKET RISK is the risk of change in the value of financial instruments as a result of changes in interest rates, currency exchange rates, equity and commodity prices. To varying degrees, the investment activities supporting all of the Company's products and services generate market risks. These products and services include life insurance and annuities. Market risks incurred and the strategies for managing these risks vary by product.

Insurance products and fixed rate annuities, incur market risk primarily in the form of interest rate risk. This is controlled through asset/liability management strategies that seek to match the interest rate sensitivity of the assets to that of the underlying liabilities, with the objective of insulating the portfolio's underlying capital from market value changes due to interest rate movements. If perfectly matched, interest rate movements will generate asset market value changes that offset changes in the value of the liabilities relating to the underlying insurance products.

Variable annuities also incur market risk to the Company in part through interest rate risk but largely through equity price risk. Equity price risk is controlled primarily by managing the risk profile of equity investments against the risk profile incorporated in the related variable annuity products.

For fee-based products, including variable contracts and Separate Accounts, investment risk is borne primarily by the contractholders rather than the Company (subject to any minimum guarantees). The greatest market-related risk to the Company for these products is the indirect one that, in the event of sub-par performance, asset based fee revenues could decline and that competitive factors could impede the Company's ability to maintain or grow assets under management. However, since this is primarily an operating risk it is not quantified as part of the Company's analysis of market risk.

The Company's exposure to market risk results from "other than trading" activities in its insurance business. Market risks in the Company's insurance business are managed through an investment process that incorporates asset/liability management techniques and other risk management policies and limits. Derivatives, as discussed further below, are used for hedging purposes in the asset/liability management process.

INSURANCE ASSET/LIABILITY MANAGEMENT

Interest rate and equity exposures are maintained within established ranges, which are subject to adjustment based on market conditions and the design of related insurance products sold to customers. Risk managers, independent of portfolio and asset managers, establish investment risk limits on asset/liability management and oversee ongoing efforts to manage risk within policy constraints.

The Company uses duration and convexity analyses to measure price sensitivity to interest rate changes. Duration measures the relative sensitivity of the fair value of a financial instrument to changes in interest rates. Convexity measures the rate of change of duration with respect to changes in yield, recognizing that the price of a bond is usually expected to fall at a slower rate as yield increases.

While duration and convexity are useful indicators of asset price sensitivity to interest rate changes, pricing models used in the portfolio management process also consider the effects of optionality. This entails a variety of option pricing model applications.

                      DISCOVERY SELECT(R) VARIABLE ANNUITY

The Company also performs portfolio stress testing as part of its regulatory cash flow testing in which interest-sensitive assumptions (such as asset calls and prepayments and insurance product contract persistency) are evaluated under various severe interest rate environments. Any shortfalls revealed by cash flow testing are evaluated to determine whether there is a need to increase reserves or adjust portfolio management strategies.

INTEREST RATE RELATED MARKET RISK ON ASSETS

Assets with interest rate risk include fixed maturities, mortgage loans and policy loans which, in the aggregate, comprise 94% of the Company's consolidated invested assets (excluding assets held in Separate Accounts) as of December 31, 1998.

INTEREST RATE RELATED MARKET RISK ON LIABILITIES

In addition to insurance reserves, which are not measured by the sensitivity analysis below, the Company has policyholders' account balances relating to interest-sensitive life and annuity contracts through which it is exposed to interest rate risk.

DERIVATIVES

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, various financial indices, or the value of securities or commodities. Derivative financial instruments can be exchange-traded or contracted in the over-the-counter market and include swaps, futures, forwards and options contracts. Fixed rate loan commitments may also be considered similar to derivatives because of their off balance sheet and option-like characteristics. See Note 10 of Notes to Consolidated Financial Statements as to the Company's derivative positions at December 31, 1998 and 1997. Insurance statutes applicable to the Company restrict the use of derivative securities to hedging activities intended to offset changes in the market value of assets held, obligations, and anticipated transactions and prohibit the use of derivatives for speculation. The Company uses derivative financial instruments to reduce market risk from changes in interest rates or foreign currency exchange rates, and to alter interest rate or currency exposures arising from mismatches between assets and liabilities.

INTEREST RATE SENSITIVITY

Interest rate sensitivity for the indicated classes of financial assets, financial liabilities, and derivatives is assessed using hypothetical test scenarios which assume both upward and downward 100 basis point parallel shifts in the yield curve from prevailing interest rates at December 31, 1998. The following table summarizes the potential loss in fair value associated with a hypothetical 100 basis point upward parallel shift in the yield curve from prevailing interest rates at December 31, 1998. This scenario results in the greatest net exposure to interest rate risk of the hypothetical scenarios tested. The test scenario is for illustrative purposes only and is not intended to reflect management's expectations regarding future interest rates or performance of fixed income markets.

In addition, this presentation includes only assets, liabilities and derivatives required by the Rules and does not include $535 million of insurance liabilities. Management includes the interest rate sensitivities implicit in these insurance liabilities in its internal measurements and believes these insurance liabilities substantially offset the interest rate risk summarized in the following table.

                                                                                           DECEMBER 31, 1998
                                                                   -----------------------------------------------------------------
                                                                      NOTIONAL                     FAIR VALUE AFTER +   HYPOTHETICAL
                                                                       VALUE             FAIR        100 BASIS POINT     CHANGE IN
                                                                   (DERIVATIVES)        VALUE       YIELD CURVE SHIFT    FAIR VALUE
                                                                   ---------------   ------------- ------------------- -------------
                                                                                             (In Millions)
FINANCIAL ASSETS AND LIABILITIES WITH
    INTEREST RATE RISK:                                            $
Financial Assets:................................................
  Fixed maturities:..............................................
    Available for sale...........................................            --             2,764            2,666              (98)
    Held to maturity.............................................            --               422              408              (14)
  Mortgage loans on real estate..................................            --                19               19                -


                                                                22



                                                DISCOVERY SELECT(R) VARIABLE ANNUITY

  Policy loans...................................................            --               806              762              (44)
Derivatives:.....................................................
  Futures........................................................            41                --               (2)              (2)
Financial Liabilities:...........................................
Policyholders' account balances..................................            --            (2,704)          (2,727)             (23)
                                                                                                                       ------------
Total estimated potential loss...................................                                                      $       (181)
                                                                                                                       ============

The estimated changes in fair values of financial assets shown above relate to assets invested in support of the Company's insurance liabilities, and do not include assets associated with products for which investment risk is borne primarily by the contractholders rather than the Company.

EQUITY PRICE MARKET RISK

Equity price risk is actively managed relative to benchmarks in respective markets. Excluding equities relating to products for which investment risk is borne primarily by the contractholder rather than by the Company, the table below provides an estimate of the Company's equity risk following a 10% decline in benchmark equity market prices. Equity holdings are benchmarked against a blend of leading market indices, including prominently the Standard & Poor's ("S&P") 500 and Russell 2000, and target price sensitivities approximating those of the benchmark indices. This scenario is not intended to reflect management's expectations regarding future performance of equity markets.

                                                                                         DECEMBER 31, 1998
                                                               ---------------------------------------------------------------------
                                                                                        FAIR VALUE AFTER 10%        HYPOTHETICAL
                                                                        FAIR               DROP IN EQUITY             CHANGE IN
                                                                       VALUE            MARKET BENCHMARK (1)         FAIR VALUE
                                                               -----------------------  ----------------------  --------------------
                                                                                          (In Millions)
Financial Assets with Equity Price Risk

Equity securities...........................................           $ 2.8                   $ 2.5                 $ (0.3)

(1) The market benchmark used for purposes of this analysis is a blend of leading equities market indices, including the S&P 500 Index and the Russell 2000 Index. This benchmark is believed to have broadly similar characteristics, in terms of price sensitivity, to the Company's equity securities portfolio.

FOREIGN CURRENCY EXCHANGE MARKET RISK

The Company is exposed to foreign currency exchange risk in its investment portfolio and through its operations in Taiwan. The Company's investment policy dictates that foreign currency exchange rate risk created by fixed income investments denominated in foreign currencies, in most instances, is to be fully hedged into U.S. dollars. Investment-related foreign currency exchange rate risk retained in the portfolio emanates principally from foreign denominated equity investments for which currency exchange rate volatility is factored into expected returns when allocating funds to this asset class. Hedging of market risk associated with changes in foreign currency exchange rates is generally accomplished through the use of foreign exchange forward contracts and foreign currency swaps.

Foreign currency exchange risk is actively managed within specified limits at the enterprise level using Value-at-Risk analysis. As previously mentioned, this statistical technique estimates, at a specified confidence level, the potential pretax loss in portfolio market value that could occur over an assumed holding period due to adverse movements in underlying risk factors, which in this case are foreign currency exchange rates.

Value-at-Risk (VaR) estimates of exposure to loss from volatility in foreign currency exchange rates are calculated for one day and one month time periods. Exponentially weighted historical price volatilities and covariance data are used at a confidence level such that losses are not expected to exceed this VaR estimate in no more than one in twenty business days.


                                                DISCOVERY SELECT(R) VARIABLE ANNUITY
                                                                                         DECEMBER 31, 1998
                                                               ---------------------------------------------------------------------
                                                                                         FAIR VALUE LESS ONE        HYPOTHETICAL
                                                                        FAIR              MONTH'S VALUE AT            CHANGE IN
                                                                       VALUE                  RISK (1)               FAIR VALUE
                                                               -----------------------  ----------------------  --------------------
                                                                                          (In Millions)
Financial Assets with Foreign
 Currency Exchange Rate Risk:

Foreign currency denominated assets
 not hedged to United States dollars........................           $ 32.0                  $ 31.5                 $ (0.5)

(1)Value at risk measured at 95% confidence level.

LIMITATIONS OF VAR MODELS

VaR models have inherent limitations, including reliance on historical data that may not be indicative of future market conditions or trading patterns, and therefore should not be viewed as a predictor of future results. There can be no assurance that the Company will not incur losses in excess of the amounts indicated by the model on a particular trading day or over a period of time. A VaR model does not estimate the greatest possible loss outside of its confidence interval. These models are used by the Company in addition to other risk management tools, including stress testing, and in conjunction with the experience and judgment of management.

PRODUCT RISK is the risk of adverse results due to deviation of experience from expected levels reflected in pricing. The Company, in its insurance and annuity operations, sells traditional and interest sensitive individual insurance products and annuity products. Products are priced to reflect the expected levels of risk and to allow a margin for adverse deviation. The level of margin varies with product design and pricing strategy with respect to the targeted market. The Company seeks to maintain underwriting standards so that premium charged is consistent with risk assumed on an overall basis. Additionally, most of the Company's policies and contracts allow the Company to adjust credits (via interest crediting rates) and/or charges (in contracts where elements such as mortality and expense charges are not guaranteed), allowing the Company to respond to changes in actuarial experience. The competitive environment is also an important element in determining pricing elements including premiums, crediting rates, and non-guaranteed charges.

Mortality risks, generally inherent in most of the Company's life insurance and annuity products, are incorporated in pricing based on the Company's experience (if available and relevant) and/or industry experience. Mortality studies are performed periodically to compare the actual incidence of death claims in relation to business in force, to levels assumed in pricing and to industry experience. Persistency risk represents the risk that the pattern of policy surrenders will deviate from assumed levels so that policies do not remain in force long enough to allow the Company to recover its acquisition costs. Certain products are designed, by use of surrender charges and other features, to discourage early surrenders and thus mitigate this risk to the Company. Periodic studies are performed to compare actual surrender experience to pricing assumptions and industry experience.

For fee-based products in which investment risk is borne by the client, the Company retains the risk that fees charged may not adequately cover administrative expenses. The ability to earn a spread between these fees and the associated costs is dependent upon the competitive environment, product performance, the ability to attract clients and assets, and the Company's control of expense levels.

CREDIT RISK is the risk that counterparties or issuers may default or fail to fully honor contractual obligations and is inherent in investment portfolio asset positions including corporate bonds and mortgages, private placements and other lending-type products, certain derivative transactions, and various investment operations functions. In derivative transactions, the Company follows an established credit approval process which includes risk control limits and monitoring procedures.

Limits of exposure by counterparty, country and industry are in place at the portfolio level, and counterparty concentration risk is also reviewed at the enterprise level. Credit concentration risks are limited based on credit quality, and enterprise-level concentrations are reviewed on a quarterly basis. Business group credit analysis units evaluate creditworthiness of counterparties and assign internal credit ratings based on data from

                      DISCOVERY SELECT(R) VARIABLE ANNUITY

independent rating agencies and their own fundamental analysis. Additionally, stress tests and sensitivity analysis are utilized to estimate the exposure to credit losses from unusual events.

LIQUIDITY RISK is the risk that the Company will be unable to liquidate positions at a reasonable price in order to meet cash flow requirements under various scenarios. As indicated above, the Company's asset/liability management strategies seek to maintain asset positions that are consistent with the expected cash flow demands associated with its liabilities under various possible situations. Liquidity policies are formally managed at the enterprise level, using various comparisons of asset liquidity to potential liability outflows. The Company believes that the comparison of its general account net liquidity to individual policy net cash surrender value is key to the periodic evaluation of its ability to meet policyholder claim requirements, and stress tests are utilized to measure the expected liquidity situation under hypothetical unusual events. The Company believes that its liquidity position is more than adequate to meet the expected cash flow demands associated with its liabilities under reasonably possible stress situations.

OPERATING RISK is the risk of potential loss from internal or external events such as mismanagement, fraud, systems breakdowns, business interruption, or failure to satisfy legal or fiduciary responsibilities. All financial institutions, including the Company, are exposed to the risk of unauthorized activities by employees that are contrary to the internal controls designed to manage such risks. Legal risk may arise from inadequate control over contract documentation, marketing processes, or other operations. Internal controls responsive to regulatory, legal, credit, asset stewardship and other concerns are established at the business unit level for specific lines of business and at the enterprise level for company-wide processes. Controls are monitored by business unit management, internal and external auditors, and by an enterprise level Management Internal Control unit, and in certain instances, are subject to regulatory review.

Following recent revelations and negative publicity surrounding the issue of sales practices, the Company has implemented a strategy to emphasize ethical conduct in the recruitment and training of agents and in the sales process. The Company has also strengthened controls including the establishment of a client acquisition program, in conjunction with the underwriting process, intended to ascertain the appropriateness of insurance coverages sold and mitigate the risk of inappropriate policy replacement activity.

Another aspect of operating risk relates to the Company's ability to conduct transactions electronically and to gather, process, and disseminate information and maintain data integrity and uninterrupted operations given the possibility of unexpected or unusual events. The Company is implementing a business continuation initiative to address these concerns. Considerations relative to the potential impact of the Year 2000 on computer operations, infrastructural support, and other matters are discussed above.

                      DISCOVERY SELECT(R) VARIABLE ANNUITY

                             DIRECTORS AND OFFICERS

The directors and major officers of Pruco Life, listed with their principal occupations during the past 5 years, are shown below.

                             DIRECTORS OF PRUCO LIFE

JAMES J. AVERY, JR., CHAIRMAN AND DIRECTOR -- Senior Vice President, Chief Actuary and CFO, Prudential Individual Insurance since 1997; 1995 to 1997:
President, Prudential Select; 1993 to 1995: Chief Operating Officer, Prudential Select. Age 47.

WILLIAM M. BETHKE, DIRECTOR -- Chief Investment Officer since 1997; prior to 1997: President, Prudential Capital Markets Group. Age 52.

IRA J. KLEINMAN, DIRECTOR -- Executive Vice President, International Insurance Group since 1997; 1995 to 1997: Chief Marketing and Product Development Officer, Prudential Individual Insurance Group; 1993 to 1995: President, Prudential Select. Age 52.

ESTHER H. MILNES, PRESIDENT AND DIRECTOR -- Vice President and Actuary, Prudential Individual Insurance Group since 1996; 1993 to 1996: Senior Vice President and Chief Actuary, Prudential Insurance and Financial Services. Age 48.

I. EDWARD PRICE, VICE CHAIRMAN AND DIRECTOR -- Senior Vice President and Actuary, Prudential Individual Insurance Group since 1995; 1994 to 1995: Chief Executive Officer, Prudential International Insurance. Age 56.

KIYOFUMI SAKAGUCHI, DIRECTOR -- President, Prudential International Insurance Group since 1995; 1994 to 1995: Chairman and Chief Executive Officer, The Prudential Life Insurance Company, Ltd.; prior to 1994: President and Chief Executive Officer, Asia Pacific Region -- Prudential International Insurance and President, The Prudential Life Insurance Co., Ltd. Age 56.


                         OFFICERS WHO ARE NOT DIRECTORS


C. EDWARD CHAPLIN, TREASURER -- Vice President and Treasurer of Prudential since 1995; 1993 to 1995: Managing Director and Assistant Treasurer of Prudential. Age 43.


JAMES C. DROZANOWSKI, SENIOR VICE PRESIDENT -- Vice President and Operations Executive, Prudential Individual Insurance Group since 1996; 1995 to 1996:
President, Credit Card Division, Chase Manhattan Bank; prior to 1995: Chase Manhattan Bank. Age 56.

CLIFFORD E. KIRSCH, CHIEF LEGAL OFFICER AND SECRETARY -- Chief Counsel, Variable Products, Law Department of Prudential since 1995; 1994 to 1995: Associate General Counsel with PaineWebber. Age 39.

FRANK P. MARINO, SENIOR VICE PRESIDENT -- Vice President, Policyowner Relations Department, Prudential Individual Insurance Group since 1996; prior to 1996:
Senior Vice President, Prudential Mutual Fund Services. Age 54.

EDWARD A. MINOGUE, SENIOR VICE PRESIDENT -- Vice President, Annuity Services, Prudential Investments since 1997; prior to 1997: Director, Merrill Lynch. Age 56.

HIROSHI NAKAJIMA, SENIOR VICE PRESIDENT -- President & CEO, Pruco Life Insurance Company Taiwan Branch, since 1997; prior to 1997: Senior Managing Director, Prudential Life Insurance Co.,Ltd. Age 55.


IMANTS SAKSONS, SENIOR VICE PRESIDENT -- Vice President, Compliance, Prudential Individual Financial Services since 1998; prior to 1998: Vice President, Market Conduct, U.S. Operations, Manulife Financial. Age 49.


SHIRLEY H. SHAO, SENIOR VICE PRESIDENT AND CHIEF ACTUARY -- Vice President and Associate Actuary, Prudential. Age 43.


DENNIS G. SULLIVAN, VICE PRESIDENT AND CHIEF ACCOUNTING OFFICER -- Vice President and Deputy Controller, Prudential, since 1998; 1997 to 1998, Vice President & Controller, Contifinancial Corporation. Prior to 1997, Director, Salomon Brothers. Age 44


The business address of all directors and officers of Pruco Life is 213 Washington Street, Newark, New Jersey 07102-2992. Pruco Life directors and officers are elected annually.

                      DISCOVERY SELECT(R) VARIABLE ANNUITY

                             EXECUTIVE COMPENSATION

The following table shows the 1998 annual compensation, paid by Prudential, and allocated based on time devoted to the duties as an executive of the Company for services provided to the Company:

                                                                                                             OTHER ANNUAL
NAME AND PRINCIPAL POSITION             YEAR                    SALARY                  BONUS                COMPENSATION
----------------------------     --------------------     -------------------     -------------------     --------------------
Esther H. Milnes                        1998                    $ 20,769               $ 26,313                  $0
President                               1997                      18,660                 21,398                   0
                                        1996                      18,058                 12,136                   0

                                SEPARATE ACCOUNT
                                    FINANCIAL
                                   INFORMATION

                                    COMPANY
                                   FINANCIAL
                                  INFORMATION

                                     PART C
                                OTHER INFORMATION


ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

(a)   FINANCIAL STATEMENTS

(1) Financial Statements of the Pruco Life Flexible Premium Variable Annuity Account (Registrant) consisting of the Statements of Net Assets as of December 31, 1998; the Statements of Operations for the period ended December 31, 1998; the Statements of Changes in Net Assets for the periods ended December 31, 1998 and December 31, 1997; and the Notes relating thereto appear in the Statement of Additional Information (Part A of the Registration Statement) (Note 2)

(2) Consolidated Statements of Pruco Life Insurance (Depositor) and subsidiaries consisting of the Consolidated Statements of Financial Position as of December 31, 1998 and 1997; and the related Consolidated Statements of Operations of Stockholder's Equity and Cash Flows for the years ended December 31, 1998, 1997 and 1996; and the Notes to the Consolidated Financial Statements appear in the prospectus (Part A of the Registration Statement) (Note 2).

(b)    EXHIBITS

(1) Resolution of the Board of Directors of Pruco Life Insurance Company establishing the Pruco Life Flexible Premium Variable Annuity Account. (Note 3)

(2)   Agreements for custody of securities and similar investments--Not
      Applicable.

(3)   (a)   Form of Distribution Agreement between Prudential Investment
            Management Services, Inc. "PIMS" (Underwriter) and Pruco Life
            Insurance Company (Depositor) (Note 2)

      (b)   Form of Selected Broker Agreement used by PIMS (Note 2)

(4)   The Prudential DISCOVERY SELECT Contract. (Note 4)

      (a)   Endorsement ORD 99168 to DISCOVERY SELECT Contract (Note 1)

(5)   Application form for the Contract. (Note 5)

(6)   (a)   Articles of Incorporation of Pruco Life Insurance Company, as
            amended October 19, 1993. (Note 6)

      (b) By-laws of Pruco Life Insurance Company, as amended May 6, 1997. (Note 10)

(7) Contract of reinsurance in connection with variable annuity contract--Not Applicable.

(8) Other material contracts performed in whole or in part after the date the registration statement is filed:

      (a)   Form of Fund Participation Agreement. (Note 4)

(9)   Opinion of Counsel as to legality of the securities being registered.
      (Note 2)

(10) Written consent of PricewaterhouseCoopers LLP, independent accountants. (To be filed by amendment)

(11) All financial statements omitted from Item 23, Financial Statements-- Not Applicable.

(12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter, or initial Contract owners--Not Applicable.

(13)  Schedule of Performance Computations. (Note 2)

(14)  Powers of Attorney.

      (a) William M. Bethke, Ira J. Kleinman, Esther H. Milnes and I. Edward Price (Note 8)
      (b)   Dennis G. Sullivan (Note 7)
      (c)   Kiyofumi Sakaguchi (Note 6)
      (d)   James J. Avery Jr (Note 10)

---------------


(Note 1)    Filed within.

(Note 2) Incorporated by reference to Post-Effective Amendment No. 6 to Form N-4, Registration No. 333-06701, filed April 15, 1999, on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 3) Incorporated by reference to Form N-4, Registration No. 33-61125, filed July 19, 1995 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 4) Incorporated by reference to Form N-4, Registration No. 333-06701, filed June 24, 1996 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 5) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4, Registration No. 333-06701, filed September 12, 1996 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 6) Incorporated by reference to Post-Effective Amendment No. 8 to Form S-6, Registration No. 33-49994, filed April 28, 1997, on behalf of the Pruco Life PRUvider Variable Appreciable Account.

(Note 7) Incorporated by reference to Post-Effective Amendment No. 5 to Form S-1, Registration No. 33-86780, filed April 12, 1999 on behalf of the Pruco Life Variable Contract Real Property Account.

(Note 8) Incorporated by reference to Form 10-K, Registration No. 33-08698, filed March 31, 1997 on behalf of the Pruco Life Variable Contract Real Property Account.

(Note 9) Incorporated by reference to Form 10-Q, Registration No. 33-37587, filed August 15, 1997 on behalf of the Pruco Life Insurance Company.

(Note 10)   Incorporated by reference to Post-Effective Amendment No. 2 to Form
            S-6, Registration No. 333-07451, filed June 25, 1997 on behalf of the Pruco Life Variable Appreciable Account.


ITEM 25.    DIRECTORS AND OFFICERS OF THE DEPOSITOR

See Part A: Directors and Officers.

ITEM 26.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
            THE DEPOSITOR OR REGISTRANT

Pruco Life Insurance Company ("Pruco Life"), a corporation organized under the laws of Arizona, is a direct, wholly-owned subsidiary of The Prudential Insurance Company of America, ("Prudential"), a mutual life insurance company organized under the laws of New Jersey. The subsidiaries of Prudential and short descriptions of each are set forth on the following pages.

Pruco Life may be deemed to control its two wholly-owned subsidiaries, Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey") and The Prudential Insurance Company of Arizona ("PLICA"). Pruco Life may also be deemed to control the following separate accounts which are registered as unit investment trusts under the Investment Company Act of 1940: the Pruco Life Variable Appreciable Account, the Pruco Life Variable Insurance Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Variable Universal Account, the Pruco Life PRUvider Variable Appreciable Account, the Pruco Life Single Premium Variable Annuity Account, the Pruco Life Flexible Premium Variable Annuity Account (Registrant) (separate accounts of Pruco Life), the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life of New Jersey).

The above-referenced separate accounts, along with Prudential and certain of Prudential's separate accounts, hold all the shares of The Prudential Series Fund, Inc., a Maryland corporation. In addition, The Prudential holds all the shares of Prudential's Gibraltar Fund, a Maryland Corporation, in three of its separate accounts. The Prudential Series Fund, Inc. and Prudential's Gibraltar Fund are registered as open-end diversified, management investment companies under the Investment Company Act of 1940. Additionally, the aforementioned separate accounts of Prudential are registered as unit investment trusts under the Investment Company Act of 1940.

In addition, Pruco Life may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Contract Account-11, separate accounts of Prudential, all of which are registered as open-end, diversified, management investment companies under the Investment Company Act of 1940 and with the Prudential Variable Contract Account-24, a registered unit investment trust.

The subsidiaries of Prudential and short descriptions of each are listed under
Item 25 of Post-Effective Amendment No. 32 to the Form N-1A Registration Statement for The Prudential Series Fund, Inc., Registration No. 2-80896, filed February 28, 1997, the text of which is hereby incorporated.

ITEM 27.      NUMBER OF CONTRACT OWNERS

As of April 5, 1999, there were 32,029 owners of qualified contracts and 37,573 owners of nonqualified contracts offered by the Registrant.

ITEM 28.      INDEMNIFICATION

The Registrant, in conjunction with certain affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

Arizona, being the state of organization of Pruco Life Insurance Company ("Pruco"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et. seq. of the Arizona Statutes Annotated. The text of Pruco's By-law, Article VIII, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 3(ii) to its form 10-Q filed August 15, 1997.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.      PRINCIPAL UNDERWRITERS

(a)  Prudential Investment Management Services LLC (PIMS)

     PIMS is distributor for Cash Accumulation Trust, Command Money Fund, Command Government Fund, Command Tax-Free Fund, The Global Total Return Fund, Inc., Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity Fund), Prudential Balanced Fund, Prudential California Municipal Fund, Prudential Distressed Securities Fund, Inc., Prudential Diversified Bond Fund, Inc., Prudential Emerging Growth Fund, Inc., Prudential Equity Fund, Inc., Prudential Equity Income Fund, Prudential Europe Growth Fund, Inc., Prudential Global Genesis Fund, Inc., Prudential Global Limited Maturity Fund, Inc., Prudential Government Income Fund, Inc., Prudential Government Securities Trust, Prudential High Yield Fund, Inc., Prudential High Yield Total Return Fund, Inc., Prudential Index Series Fund, Prudential Institutional Liquidity Portfolio, Inc., Prudential Intermediate Global Income Fund, Inc., Prudential International Bond Fund, Inc., The Prudential Investment Portfolios, Inc., Prudential Mid-Cap Value Fund, Prudential MoneyMart Assets, Inc., Prudential Mortgage Income Fund, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund, Prudential National Municipals Fund, Inc., Prudential Natural Resources Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Real Estate Securities Fund, Prudential Small-Cap Quantum Fund, Inc., Prudential Small Company Value Fund, Inc., Prudential Special Money Market Fund, Inc., Prudential Structured Maturity Fund, Inc., Prudential Tax-Free Money Fund, Inc., Prudential 20/20 Focus Fund, Prudential Utility Fund, Inc., Prudential World Fund, Inc. and The Target Portfolio Trust.

(b) Information concerning the officers and directors of PIMS is set forth below.


                                                                  POSITIONS AND
                          POSITIONS AND OFFICES                   OFFICES WITH
NAME (1)                  WITH UNDERWRITER                        REGISTRANT
--------                  ----------------                        ----------

Robert F. Gunia........    President                               None
                           Senior Vice President and Chief

Kevin B. Frawley ......    Compliance Officer                      None

Jean D. Hamilton.......    Executive Vice President                None

John R. Strangfeld.....    Executive Vice President                None

Mark D. Smith..........    Senior Vice President and Chief
                           Operating Officer                       None

William V. Healy.......    Senior Vice President, Secretary and
                           Chief Legal Officer                     None

Margaret M. Deverell...    Senior Vice President, Comptroller
                           and Chief Financial Officer             None

C. Edward Chaplin......    Treasurer                               None

------------------------

(1) The address of each person named is Prudential Plaza, 751 Broad Street, Newark, New Jersey 07102 unless otherwise noted.

(c)  Not applicable.

ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

All accounts, books or other documents required to be maintained by Section 31
(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America, 751 Broad Street, Newark, New Jersey 07102-3777.

ITEM 31.      MANAGEMENT SERVICES

Summary of any contract not discussed in Part A or Part B of the registration statement under which management-related services are provided to the Registrant--Not Applicable.

ITEM 32.      UNDERTAKINGS

(a) Registrant undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Restrictions on withdrawal under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the U.S. Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

(e) Pruco Life hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Pruco Life.

                                   SIGNATURES


     As required by the requirements the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-effective Amendment No. 7 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal hereunto affixed and attested, all in the City of Newark and the State of New Jersey, on this 24th day of August, 1999.


                                           THE PRUCO LIFE FLEXIBLE PREMIUM
                                           VARIABLE ANNUITY ACCOUNT
                                                   (Registrant)

                                           BY:     PRUCO LIFE INSURANCE COMPANY
                                                   (Depositor)

Attest: /s/ CLIFFORD E. KIRSCH                    /s/  ESTHER H. MILNES
-------------------------------------------       ------------------------------
           CLIFFORD E. KIRSCH                          ESTHER H. MILNES
           CHIEF LEGAL OFFICE AND SECRETARY            PRESIDENT

                                   SIGNATURES


     As required by the Securities Act of 1933, this Post-Effective Amendment No. 7 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.



             SIGNATURE AND TITLE
             -------------------


                 *
---------------------------------------------
         ESTHER MILNES                                Date: August 24, 1999
         PRESIDENT AND DIRECTOR


                 *
---------------------------------------------
         JAMES J. AVERY JR
         CHAIRMAN OF THE BOARD AND DIRECTOR

                 *                                    *By: CLIFFORD E. KIRSCH

---------------------------------------------         --------------------------
         DENNIS G. SULLIVAN                                CLIFFORD E. KIRSCH
         VICE PRESIDENT AND CHIEF                          (ATTORNEY-IN-FACT)
         ACCOUNTING OFFICER (PRINCIPAL
         FINANCIAL OFFICER AND CHIEF
         ACCOUNTING OFFICER)

                 *
---------------------------------------------
         WILLIAM M. BETHKE
         DIRECTOR

                 *
---------------------------------------------
         IRA J. KLEINMAN
         DIRECTOR

                 *
---------------------------------------------
         I. EDWARD PRICE
         DIRECTOR

                 *
---------------------------------------------
         KIYOFUMI SAKAGUCHI
         DIRECTOR